Filed with the Securities and Exchange Commission on August 11, 2000
                                       1933 Act Registration File No.33-84762

                                                   1940 Act File No. 811-8648

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.
Post-Effective Amendment No. 11  [X]

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 14 [X]

WT MUTUAL FUND

(Exact Name of Registrant as Specified in Charter)
1100 North Market Street, Wilmington, DE  19890
Address of Principal Executive Offices)  (Zip Code)

Registrant's Telephone Number, including Area Code:  (800) 254-3948

Robert J. Christian, President
Wilmington Trust Company
1100 North Market Street

Wilmington, DE 19890
(Name and Address of Agent for Service)

Copy to:
Joseph V. Del Raso, Esq.
Pepper Hamilton LLP
3000 Two Logan Square
Philadelphia, PA  19103

It is proposed that this filing will become effective
[_] immediately upon filing pursuant to paragraph (b)
[_] on ________ pursuant to paragraph (b)
[_] 60 days after filing pursuant to paragraph (a)(1)
[_] on ________ pursuant to paragraph (a)1
[X] 75 days after filing pursuant to paragraph (a)(2)
[_} on ________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

[LOGO OMITTED]

                              ROXBURY MID CAP FUND

================================================================================

                         PROSPECTUS DATED _____________

This prospectus contains important information about the Fund, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a criminal offense.

         PRESENTLY CLASS A SHARES OF THE FUND ARE BEING OFFERED ONLY TO
        CERTAIN PERSONS ELIGIBLE TO PURCHASE CLASS A SHARES AT NET ASSET
                VALUE. SEE "SALES CHARGE REDUCTIONS AND WAIVERS."
           CLASS B AND CLASS C SHARES ARE NOT CURRENTLY BEING OFFERED.

                                TABLE OF CONTENTS

A LOOK AT THE GOALS, STRATEGIES,    PORTFOLIO DESCRIPTION
RISKS AND EXPENSES OF THE           Summary...................................3
FUND.                               Fees and Expenses.........................4
                                    Adviser Prior Performance.................6
                                    Investment Objective......................7
                                    Primary Investment Strategies.............8
                                    Additional Risk Information...............9

DETAILS ABOUT THE SERVICE           MANAGEMENT OF THE FUND
PROVIDERS.                          Investment Adviser.......................10
                                    Portfolio Manager........................11
                                    Service Providers........................11

POLICIES AND INSTRUCTIONS FOR       SHAREHOLDER INFORMATION
OPENING, MAINTAINING AND            How Share Price is Calculated............13
CLOSING AN ACCOUNT IN THE           Selecting the Correct Class of Shares....13
FUND.                               Sales Charge Reductions and Waivers......15
                                    Purchase of Shares.......................17
                                    Redemption of Shares.....................18
                                    Distributions............................18
                                    Taxes....................................18

DETAILS ON DISTRIBUTION PLANS,      DISTRIBUTION AND SERVICE ARRANGEMENTS
DISTRIBUTION AND SERVICE FEES       Rule 12b-1 Fees..........................19
AND THE FUND'S MASTER/FEEDER        Shareholder Service Fees.................20
ARRANGEMENT.                        Master/Feeder Structure..................20

                                    FOR MORE INFORMATION.............back cover

For information about key terms and concepts, look for our "PLAIN TALK" explanations.

                              ROXBURY MID CAP FUND

PORTFOLIO DESCRIPTION

         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT IS A MUTUAL FUND?
         A mutual fund pools shareholders' money and, using a professional investment manager, invests in securities like stocks and bonds.
         -----------------------------------------------------------------------

SUMMARY

         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT DOES "CAP" MEAN?
         Cap or the market capitalization of a company means the stock market value of all of the outstanding shares of the company's common stock in the stock market.
         -----------------------------------------------------------------------

Investment  Objective      o    The   ROXBURY   MID   CAP  FUND  seeks  superior
                                long-term growth of capital.
--------------------------------------------------------------------------------
Investment Focus           o    Equity securities (generally common stocks)
--------------------------------------------------------------------------------
Share Price Volatility     o    Moderate to high
--------------------------------------------------------------------------------
Principal  Investment      o    The Fund  invests in  a diversified portfolio of
Strategies                      high growth companies  with  stocks that exhibit
                                consistent  above-average  growth prospects.
                           o    The Fund invests in equity securities (generally
                                common  stocks)  and  U.S.  corporations  with a
                                medium market  capitalization (those with market
                                capitalizations  similar to companies in the S&P
                                MidCap 400 Index).
                           o    The Fund operates as a "feeder fund" which means
                                that the Fund does not buy individual securities
                                directly. Instead, it invests in a corresponding
                                mutual  fund or  "master  fund,"  which  in turn
                                purchases the actual stock holdings.  The Fund's
                                master fund is the Mid-Cap Series (the "Series")
                                of WT Investment Trust I.
                           o    In a master/feeder  arrangement,  a feeder fund,
                                like the Fund, takes your investment dollars and
                                transfers them to an even larger pool,  like the
                                Series, for greater efficiency. The Fund and the
                                Series  have  the  same  investment   objective,
                                policies and  limitations.  When this prospectus
                                refers to investments of the Fund it is actually
                                referring to the investments of the Series.
                           o    The Adviser purchases stocks it believes exhibit
                                consistent,   above-average   earnings   growth,
                                superior  quality  and  attractive   risk/reward
                                characteristics. The Adviser analyzes the stocks
                                of  over  2000   companies   using  a  bottom-up
                                approach  to search for high  quality  companies
                                which are growing at substantially greater rates
                                than the  market's  average  rate.  The  Adviser
                                generally sells stocks when the  risk/rewards of
                                a stock turn negative, when company fundamentals
                                deteriorate,  or when a stock under performs the
                                market or its peer group.
--------------------------------------------------------------------------------
Principal Risks            The  Fund  is   subject   to   the   following  risks
                           summarized  below which are further  described  under
                           "Additional  Risk   Information."
                           o    The  prices  of  securities,  in which the  Fund
                                invests,  may fluctuate due to these  securities
                                being   traded   infrequently   and  in  limited
                                volumes.   There  may  also  be  less   publicly
                                available information about mid cap companies as
                                compared to larger companies.
                           o    There is no  guarantee  that the stock market or
                                the  stocks  that  the  Fund  buys  will  always
                                increase in value.  Therefore, it is possible to
                                lose money by investing in the Fund.
                           o    The  Fund's   share  price  will   fluctuate  in
                                response  to changes in the market  value of the
                                Fund's investments.  Market value will change as
                                a result of business  developments  affecting an
                                issuer as well as general  market  and  economic
                                conditions.
                           o    Growth-oriented investments may be more volatile
                                than  the  rest of the U.S.  stock  market  as a
                                whole.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           o    The  performance  of the Fund will depend on how
                                successfully  the Adviser pursues its investment
                                strategy.
--------------------------------------------------------------------------------
Investor  Profile          o    Investors who want the value of their investment
                                to grow and who are willing to accept
                                more  volatility  for the  possibility of higher
                                growth returns.
--------------------------------------------------------------------------------

FEES AND EXPENSES

         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT ARE FUND EXPENSES?
         Every mutual fund has operating expenses to pay for professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Sales charges are deducted once when you make or redeem your investment. Expenses are deducted from Fund assets.
         -----------------------------------------------------------------------

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund offers different share classes to allow you to maximize your potential return depending on your and your financial consultant's current expectations for your investment in the Fund.

         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT ARE SALES CHARGES?
         The sales charge or load that you pay is a separate fee based on how much you invest. This fee compensates your financial consultant for providing you with investment assistance and on-going service as well as handling all the paperwork associated with your investment and any subsequent adjustments you make. For your convenience, the Fund is offered in several classes, giving you several ways to pay this fee.
         -----------------------------------------------------------------------

SHAREHOLDER  FEES (FEES PAID  DIRECTLY FROM YOUR
INVESTMENT)                                        CLASS A    CLASS B(a)   CLASS C
                                                   -------    ----------   -------
Maximum sales charge (load) imposed on             5.50%(b)       None       None
   purchases (as a percentage of offering price)
Maximum deferred sales charge                       None(c)     5.00%(d)   1.00%(e)
Maximum sales charge imposed on                      None         None       None
   reinvested dividends (and other
   distributions)
Redemption fee(f)                                    None         None       None

(a) Class B shares convert to Class A shares automatically at the end of the eighth year (96th month) after purchase. Investors seeking to purchase Class B shares in amounts that exceed $250,000 should discuss with their financial consultant whether the purchase of another class would be more appropriate; such orders may be rejected by the Fund.

(b)     Reduced for purchases of $50,000 and more.

(c) Class A shares are not subject to a contingent deferred sales charge (a "CDSC"); except certain purchases that are not subject to an initial sales charge may instead be subject to a CDSC of 1.00% of amounts redeemed within the first year of purchase. Such a CDSC may be waived in connection with redemptions to participants in certain fee-based programs.

(d) 5.00% during the first year, 4.00% during the second year, 3.00% during the third and fourth years, 2.00% during the fifth year, and 1.00% during the sixth year. Class B shares automatically convert into Class A shares at the end of the eighth year after purchase and thereafter will not be subject to a CDSC.

(e) Class C shares are subject to a 1.00% CDSC only if redeemed within the first 18 months after purchase.

(f) If you effect a redemption via wire transfer, you may be required to pay fees, including a $10 wire fee and other fees, that will be directly deducted from your redemption proceeds. If you request redemption checks to be sent by overnight mail, you may be required to pay a $10 fee that will be directly deducted from your redemption proceeds.

ANNUAL FUND OPERATING EXPENSES 1
(EXPENSES THAT AREDEDUCTED FROM FUND ASSETS)       CLASS A   CLASS B  CLASS C
                                                   -------   -------  -------
Management fees                                     0.75%     0.75%    0.75%
Distribution (12b-1) fee                             None     0.75%    0.75%
Shareholder Service fee                             0.25%     0.25%    0.25%
Other expenses 2                                    0.55%     0.55%    0.55%
                                                    -----     -----    -----
Total Annual Operating Expenses                     1.55%     2.30%    2.30%
                                                    =====     =====    =====

-------------------------
1 The table above and the example below each reflect the aggregate annual operating expenses of the Fund and the Series.
2 "Other expenses" are based on estimated amounts for the current fiscal year.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows what you would pay if you invested $10,000 over the various time frames indicated. The example assumes that:

o you reinvested all dividends and other distributions
o the average annual return was 5%
o the Fund's maximum total operating expenses are charged and remain the same over the time periods
o you redeemed all of your investment at the end of the time period.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                                            1 YEAR     3 YEARS
                                            ------     -------

Class A 1                                    $699       $1,013

Class B                                      $233        $718

Class B (assuming complete redemption at
the end of the 1 year or 3 year period)2     $733       $1,018

Class C                                      $233        $718

Class C (assuming complete redemption at     $333        $718
the end of the 1 year or 3 year period)2

1  Assumes deduction at time of purchase of maximum sales charge.
2  Assumes deduction at redemption of maximum deferred sales charge.

THE ABOVE EXAMPLE IS FOR COMPARISON PURPOSES ONLY AND IS NOT A REPRESENTATION OF THE FUND'S ACTUAL EXPENSES AND RETURNS, EITHER PAST OR FUTURE.

ADVISER PRIOR PERFORMANCE IN MID CAP ACCOUNTS
The table below shows relevant performance data for the Adviser and its predecessors' investment advisory accounts (the "Accounts") during the seven year period ended December 31, 1999, using the same investment approach specified for the Fund described under "Investment Objective" and "Primary Investment Strategies."

The results for the period January 31, 1993 through July 31, 1998 are the results of Roxbury Capital Management Inc., the predecessor to Roxbury Capital Management, LLC.

The Accounts constitute the portfolios managed by the Adviser (and its predecessor) that have an investment strategy of investing in mid cap companies and that have met certain basic criteria as to minimum account value, discretionary status, tax-exempt status and period of management of more than one month. The Accounts were managed for tax-exempt clients and, therefore, may have been managed differently than for taxable clients. The Accounts were not subject to the same types of expenses to which the Fund is subject, nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940, or the Internal Revenue Code of 1986. The performance of the Accounts may have been adversely affected had they been subject to the same expenses, restrictions and limitations. The Adviser believes that any adverse effect would not have been significant. The results presented are not intended to predict or suggest the return to be experienced by the Fund or the return you might achieve by investing in the Fund. You should not rely on the following performance data as an indication of future performance of the Adviser or of the Fund.

                        TOTAL RETURN OF MID CAP ACCOUNTS

--------------------------------------------------------------------------------

                                     2nd Quarter  1st Quarter  1 Year   3 Years   5 Years    7 Years
                                        Ended        Ended      Ended    Ended     Ended      Ended
Average Annual Return for the         June 30,     Mar. 31,    Dec.31,  Dec.31,  Dec. 31,   Dec. 31,
Periods Specified:                      2000         2000       1999     1999      1999       1999
                                        ----         ----       ----     ----      ----       ----

The Accounts (net of expenses)......   -3.067%       21.06%     25.64%   22.80%    26.69%     21.20%
S&P Mid Cap 400 Index...............   -3.30%       12.69%     14.77%   21.82%    23.05%     17.54%


--------------------------------------------------------------------------------

Please read the following important notes concerning the Accounts:

1. The results for the Accounts reflect both income and capital appreciation or depreciation (total return). Dividends are accounted for on a cash basis; other items of income are accounted for on an accrual basis. Returns are time-weighted and represent the dollar-weighted average of the Accounts with a minimum size of $ 500,000 since January 1, 1995. Return figures are net of applicable fees and expenses (other than separate custody fees). As of April 1, 1995, the Accounts were valued daily.

2. The S&P Mid Cap 400 Index consists of 400 stocks chosen by Standard & Poor's for market size, liquidity and industry group representation. It is a market-value weighted unmanaged index (stock price times number of shares outstanding), with each stock's weight in the S&P Mid Cap 400 Index proportionate to its market value.

         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT IS AN INDEX?
         An index is a broad measure of the market performance of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.
         -----------------------------------------------------------------------

SPECIAL NOTE CONCERNING ADVISER INVESTMENT RETURNS: You should note that the Fund will compute and disclose its average annual compounded rate of return using the standard formula set forth in SEC rules, which differs in certain respects from the method used to compute the returns for the Accounts noted above. The SEC total return calculation method calls for computation and disclosure of an average annual compounded rate of return for one, five and ten year periods or shorter periods from inception. The SEC formula provides a rate of return that equates a hypothetical initial investment of $10,000 to an ending redeemable value. The returns shown for the Accounts are reduced to reflect the deduction of advisory fees in accordance with the SEC calculation formula, which requires that returns shown for a fund be net of advisory fees as well as all other applicable fund operating expenses. Performance was calculated on a trade date basis.

INVESTMENT OBJECTIVE
The Fund and the Series seek superior long-term growth of capital.

For purposes of this investment objective, "superior" long-term growth of capital means long-term growth of capital from an investment in a group of mid-cap securities that exceeds the return of the S&P Mid Cap 400 Index. This investment objective may not be changed without shareholder approval. There is no guarantee that the Fund will achieve its investment objective.

PRIMARY INVESTMENT STRATEGIES
         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT ARE GROWTH FUNDS?
         Growth funds invest in the common stock of growth-oriented companies seeking maximum growth of earnings and share price with little regard for dividend earnings. Generally, companies with high relative rates of growth tend to reinvest more of their profits into the company and pay out less to shareholders in the form of dividends. As a result, investors in growth funds tend to receive most of their return in the form of capital appreciation.
         -----------------------------------------------------------------------

The Fund seeks to achieve its investment objective by investing its assets in the Series. The Series, under normal market conditions, invests at least 100% of its total assets in the following equity (or equity-related securities):

o common stocks of U.S. corporations that are judged by the adviser to have strong growth characteristics and, with respect to at least 65% of the
     Series'   total   assets,   have  a  market   capitalization   within   the
     capitialization range of the S&P Mid Cap 400 Index;
o American Depository Receipts ("ADRs"), which are negotiable certificates held in a U.S. bank representing a specific number of shares of a foreign stock traded on a U.S. stock exchange. ADRs make it easier for Americans to invest in foreign companies, due to the widespread availability of dollar-denominated price information, lower transaction costs, and timely dividend distributions. An American Depository Share or ADS is the share issued under an American Depositary Receipt agreement which is actually traded;
o securities convertible into the common stock of U.S. corporations described above;
o    options on common stock or options on stock indexes.

Mid-cap companies are those whose capitalization is similar to the market capitalization of companies in the S&P Mid Cap 400 Index at the time of the Fund's investment. The Adviser looks for quality, sustainable-growth stocks within the mid-cap portion of the market. Mid-cap companies often have superior long-term potential, a strong niche or franchise, and seasoned management. At the time of initial purchase, an investment's market capitalization will fall within the S&P Mid Cap 400 Index. Due to market price adjustments or other events after the time of purchase, it is possible that an investment's market capitalization may drift above or below this range. Nevertheless, companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 65% policy. The Series is not limited to only mid-cap companies, and under normal market conditions, may invest up to 35% of its assets in stocks of companies in other capitalizations.

The Adviser believes that over the long-term, companies that experience a higher growth in earnings and cash flow per share will achieve higher investment returns. By consistently investing in a diversified portfolio of high growth companies and by applying valuation disciplines, the Adviser believes that superior long-term investment returns can be achieved at an acceptable level of risk.

The Adviser uses a bottom-up research analysis to identify potential investment opportunities. This research process emphasizes an understanding of business fundamentals, including but not limited to financial statement analysis, underlying industry trends, competitive dynamics, and other relevant information. Research is performed not only to identify new investment opportunities but also on existing investments on an ongoing basis to determine continued suitability.

The Adviser selects stocks it believes exhibit consistent, above average growth prospects. Through research, the Adviser seeks to identify companies with sound economic business models, reputable managements, strong competitive positions, and the ability to grow their businesses in a variety of economic environments. Additionally, all investments undergo a valuation analysis to estimate their risk/reward characteristics.

The Adviser's research team analyzes a broad universe of over 2,000 companies to identify potential research candidates. Companies are screened for several metrics including but not limited to revenue and earnings growth, debt leverage, operating margin characteristics, cash flow generation, and return on invested capital. Companies which pass the screens are subject to more thorough research to evaluate their investment suitability.

Final investment candidates are evaluated and approved by the Adviser's investment committee based on individual investment merits, and within the context of the Series' overall portfolio characteristics and diversification guidelines. The Series may invest in up to 100 stocks. At the time of purchase individual stock holdings may represent up to 5% of the Series' value. Due to market price fluctuations individual stock holdings may exceed 5% of the value of the total portfolio. The Series may over or underweight certain industries and sectors based on the Adviser's opinion of their relative attractiveness. The Series may not invest in more than 10% of the outstanding shares of a company.

In order to respond to adverse market, economic, political or other conditions, the Series may assume a temporary defensive position and invest without limit in commercial paper and other money market instruments that are rated investment grade. The result of this action may be that the Series will be unable to achieve its investment objective. The Series also may use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information.

ADDITIONAL RISK INFORMATION
The following is a list of certain risks that may apply to your investment in the Fund. Further information about investment risk is available in our Statement of Additional Information:

o MID-CAP COMPANIES RISK: The Series invests in mid-cap companies, which tend to be more vulnerable to adverse developments than larger companies.
o MARKET RISK: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.
o LIQUIDITY RISK: The risk that a security may lack sufficient liquidity in order to execute a buy or sell program without significantly moving the security's price. At times a security's price may experience unusual price declines due to an imbalance between sellers and buyers of that security. Forced liquidations of the Series or other funds which hold similar securities could result in adverse price fluctuations in securities held and in the overall Fund's value.
o GROWTH-ORIENTED INVESTING RISK: The risk that an investment in a growth-oriented portfolio may be more volatile than the rest of the U.S. market as a whole.
o DERIVATIVES RISK: Some of the Series' investments may be referred to as "derivatives" because their value depends on, or derives from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging and related income strategies. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of the Series' total assets may at any time be committed or exposed to derivative strategies.
o MASTER/FEEDER RISK: The master/feeder structure is relatively new and complex. While this structure is designed to reduce costs, it may not do so, and there may be operational or other complications. For example, large-scale redemptions by other feeders of their shares of the master fund could have adverse effects on a fund such as requiring the liquidation of a substantial portion of the master fund's holdings at a time when it could be disadvantageous to do so. Also, other feeders of a master fund may have a greater ownership interest in the master fund and, therefore, could have effective voting control over the operation of the master fund.
o OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

MANAGEMENT OF THE FUND
The Board of Trustees supervises the management, activities and affairs of the Fund and has approved contracts with various financial organizations to provide, among other services, the day-to-day management required by the Fund and its shareholders. The Board of Trustees includes a member of the Roxbury Investment Committee.

INVESTMENT ADVISER
         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT IS AN ADVISER?
         The Adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.
         -----------------------------------------------------------------------

Roxbury Capital Management, LLC, 100 Wilshire Boulevard, Suite 600, Santa Monica, California 90401, serves as the investment adviser for the Fund (by managing the Series). Under an advisory agreement, Roxbury, subject to the supervision of the Board of Trustees, directs the investments of the Series in accordance with its investment objective, policies and limitations. In addition to serving as Adviser to the Series, Roxbury is engaged in a variety of investment advisory activities, including the management of separately managed accounts. The Series pays a monthly advisory fee to Roxbury at the annual rate of 0.75% of the Series' first $1 billion of average daily net assets; 0.70% of the Series' next $1 billion of average daily net assets; and 0.65% of the Series' average daily net assets over $2 billion.

PORTFOLIO MANAGER
The  day-to-day  management  of the Series is the  responsibility  of  Roxbury's
Investment   Committee.   The  Investment  Committee  meets  regularly  to  make
investment decisions for the Series and relies on Roxbury's research team.

SERVICE PROVIDERS
The  following  chart  provides   information  on  the  Fund's  primary  service
providers.


Asset                                                                        Shareholder
Management                                                                   Services
------------------------------------                                         --------------------------------

              ADVISER                                                                TRANSFER AGENT

  ROXBURY CAPITAL MANAGEMENT, LLC                                                       PFPC INC.
      100 WILSHIRE BOULEVARD                                                      400 BELLEVUE PARKWAY
             SUITE 600                                                            WILMINGTON, DE 19809
      SANTA MONICA, CA 90401                                                            SUITE 108

                                                                              Handles shareholder services,
                                                                               including recordkeeping and
                                                                                 statements, payment of
   Manages the Fund's investment                                             distribution and processing of
            activities.                                                          buy and sell requests.

                                        ---------------------------------

                                              ROXBURY MID CAP FUND

                                        ---------------------------------

Fund                                                                         Asset
Operations                                                                   Safe Keeping
------------------------------------                                         --------------------------------

         ADMINISTRATOR AND                                                              CUSTODIAN
         ACCOUNTING AGENT
                                                                                WILMINGTON TRUST COMPANY
             PFPC INC.                                                             RODNEY SQUARE NORTH
       400 BELLEVUE PARKWAY                                                     1100 NORTH MARKET STREET
       WILMINGTON, DE 19809                                                       WILMINGTON, DE 19890

Provides facilities, equipment and                                              Holds the Fund's assets,
      personnel to carry out                                                  settles all portfolio trades
administrative services related to                                              and collects most of the
the Fund and calculates the Fund's                                             valuation data required for
      NAV and distributions.                                                 calculating the Fund's NAV per
                                                                                         share.

------------------------------------                                         --------------------------------

                                Distibution
                                -------------------------------------------------

                                                  DISTRIBUTION

                                          PROVIDENT DISTRIBUTORS, INC.
                                               3200 HORIZON DRIVE
                                           KING OF PRUSSIA, PA 19406

                                         Distributes the Fund's shares.

                                -------------------------------------------------

SHAREHOLDER INFORMATION
HOW SHARE PRICE IS CALCULATED
The Fund values its assets based on current market values when such values are readily available. These prices normally are supplied by a pricing service. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that PFPC determines the Fund's daily net asset value. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities. Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Fund is subject to the risk that it has valued certain of its stocks at a higher price than it can sell them.

         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT IS THE NET ASSET VALUE or "NAV"?
                               NAV = ASSETS - LIABILITIES
                                     --------------------
                                      Outstanding Shares

         -----------------------------------------------------------------------

PFPC determines the NAV per share of the Fund as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time), on each Business Day (a day that the Exchange, the Transfer Agent and the Philadelphia branch of the Federal Reserve Bank are open for business). The NAV is calculated by adding the value of all securities and other assets in the Fund, deducting its liabilities and dividing the balance by the number of outstanding shares in the Fund.

Shares will not be priced on those days the Fund is closed. As of the date of this prospectus, those days are:

     New Year's Day                Memorial Day            Veterans Day
     Martin Luther King, Jr. Day   Independence Day        Thanksgiving Day
     Presidents' Day               Labor Day               Christmas Day
     Good Friday                   Columbus Day

SELECTING THE CORRECT CLASS OF SHARES
This prospectus offers Class A, Class B and Class C shares of the Fund. Each class has its own cost structure, allowing you to choose the one that best meets your requirements and current expectations. Your financial consultant can help you decide which class is best for you. For estimated expenses of each class, see the table under "Fees and Expenses" earlier in this prospectus.

CLASS A SHARES--INITIAL SALES CHARGE
If you purchase Class A shares, you will incur a sales charge at the time of purchase (a "front-end load") based on the dollar amount of your purchase. The maximum initial sales charge is 5.50%, which is reduced for purchases of $50,000 and more. Sales charges also may be reduced by using the accumulation privilege described under "Sales Charge Reductions and Waivers." Class A shares are subject to an ongoing shareholder service fee of 0.25% of the Fund's average net assets attributable to Class A shares. Class A shares will not be subject to any contingent deferred sales charge (CDSC or "back end load") when they are redeemed. Although some purchases may not be subject to an initial sales charge, if the initial sales charge is waived, such purchases may be subject to a CDSC of 1.00% if the shares are redeemed within one year after purchase. Class A shares also will be issued upon conversion of Class B shares, as described below under "Class B Shares." The minimum initial investment in Class A shares is $2,000.

Part of the front-end sales charge is paid directly to the selling broker-dealer (the "dealer reallowance"). The remainder is retained by the distributor and may be used either to promote the sale of the Fund's shares or to compensate the distributor for its efforts to sell the shares of the Fund.

-------------------------- ---------------------------------  ----------------------------------
YOUR INVESTMENT            AS A PERCENTAGE OF OFFERING PRICE  AS A PERCENTAGE OF YOUR INVESTMENT
-------------------------- ---------------------------------  ----------------------------------
$50,000 and less                         5.50%                               5.82%
-------------------------- ---------------------------------  ----------------------------------
$50,000 up to $150,000                   5.00%                               5.26%
-------------------------- ---------------------------------  ----------------------------------
$150,000 up to $250,000                  4.50%                               4.71%
-------------------------- ---------------------------------  ----------------------------------
$250,000 up to $500,000                  3.50%                               3.63%
-------------------------- ---------------------------------  ----------------------------------
$500,000 up to $1,000,000                3.00%                               3.09%
-------------------------- ---------------------------------  ----------------------------------
Over $1,000,000                          0.00%                               0.00%
-------------------------- ---------------------------------  ----------------------------------

CLASS B SHARES--DEFERRED SALES CHARGE
If you purchase Class B shares, you will not incur a sales charge at the time of purchase. However, Class B shares are subject to an ongoing Rule 12b-1 distribution fee of 0.75% of average net assets and an ongoing shareholder service fee of 0.25% of average net assets. The Rule 12b-1 distribution fee and the shareholder service fee accrue daily and are paid monthly. Class B shares are subject to a CDSC if you redeem them prior to the seventh year after purchase. At the end of the eighth year after purchase, Class B shares will automatically convert into Class A shares of the Fund, which are subject to the shareholder service fee of 0.25%. Automatic conversion of Class B shares into Class A shares will occur at least once a month on the basis of the relative net asset values of the shares of the two classes on the conversion date, without the imposition of any sales load, fee or other charge. Conversion of Class B shares to Class A shares will not be deemed a purchase or sale of the shares for federal income tax purposes. Shares purchased through reinvestment of dividends and other distributions on Class B shares also will convert automatically to Class A shares based on the portion of purchased shares that convert. The minimum initial investment in Class B shares is $2,000.

CLASS C SHARES--PAY AS YOU GO
If you purchase Class C shares, you do not incur a sales charge at the time of purchase. However, Class C shares are subject to an ongoing Rule 12b-1 distribution fee of 0.75% of average net assets and an ongoing shareholder service fee of 0.25% of average net assets. Class C shares also are subject to a 1.00% CDSC if you redeem them within 18 months of purchase. Although Class C shares are subject to a CDSC for only 18 months (as compared to six years for Class B), Class C shares have no conversion feature. Accordingly, if you purchase Class C shares, those shares will be subject to the 0.75% distribution fee and the 0.25% shareholder service fee for as long as you own your Class C shares. The minimum initial investment in Class C shares is $2,000.

You may be subject to a CDSC upon redemption of your Class B and Class C shares under the following conditions:

         o    Class B Shares

              ---------------------------------------------------------------
                YEARS AFTER PURCHASE       CDSC ON SHARES BEING REDEEMED
              ---------------------------------------------------------------
                      1st year                         5.00%
              ---------------------------------------------------------------
                      2nd year                         4.00%
              ---------------------------------------------------------------
                      3rd year                         3.00%
              ---------------------------------------------------------------
                      4th year                         3.00%
              ---------------------------------------------------------------
                      5th year                         2.00%
              ---------------------------------------------------------------
                      6th year                         1.00%
              ---------------------------------------------------------------
                      7th year                          None
              ---------------------------------------------------------------
                 After the 7th year                     None
              ---------------------------------------------------------------

         Class B shares will be automatically converted to Class A shares at the end of the eighth year (96th month) after purchase.

         o    Class C Shares

         If you redeem Class C shares within 18 months of purchase, you will be charged a CDSC of 1.00%. There is no CDSC imposed on Class C shares acquired through reinvestment of dividends or capital gains.

The CDSC will be imposed on the lesser of the original purchase price or the net asset value of the redeemed shares at the time of the redemption. CDSC calculations are based on the specific shares involved, not the value of the account. To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these shares to meet your request, we will sell your shares on a first-in, first-out basis. Your financial consultant or institution may elect to waive some or all of the payment, thereby reducing or eliminating the otherwise applicable CDSC.

OTHER CLASSES OF SHARES
The Fund may offer other classes of shares, from time to time, for special purposes. These other classes, if offered, will not be available to the general public, although they may appear in newspaper listings. When reviewing newspaper listings, please remember that the class or classes listed may not be the class you own and therefore the net asset value(s) listed may be different from the net asset value of your shares.

SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING SALES CHARGES ON YOUR CLASS A SHARES. There are several ways you can combine multiple purchases of Class A shares to take advantage of the breakpoints in the sales charge schedule. These can be combined in any manner:

o Accumulation privilege--lets you add the value of any Class A shares you and your immediate family already own to the amount of your next investment for purposes of calculating sales charges

o Letter of intent--lets you purchase Class A shares over a 13-month period and receive the same sales charge as if all shares had been purchased at once. See the new account application and our Statement of Additional Information for terms and conditions.

To use these privileges, discuss your eligibility with your financial consultant.

CDSC WAIVERS. In general, the CDSC may be waived on shares you sell for the following reasons:

o Payments through certain systematic retirement plans and other employee benefit plans

o Qualifying distributions from qualified retirement plans and other employee benefit plans

o Distributions from custodial accounts under section 403(b)(7) of the Internal Revenue Code as well as from Individual Retirement Accounts (IRAs) due to death, disability or attainment of age 59 1/2

o    Participation in certain fee-based programs

To use any of these waivers, contact your financial consultant.

REINSTATEMENT PRIVILEGE. If you sell shares of the Fund, you may invest some or all of the proceeds in the Fund within 90 days without a sales charge. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

To use this privilege, contact your financial consultant.

NET ASSET VALUE PURCHASES. Class A shares may be sold at net asset value, with only a $2,000 minimum initial investment, to:

o Clients of financial consultants who exchange their shares from an unaffiliated investment company that has a comparable sales charge, so long as shares are purchased within 60 days of the redemption;

o Trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with 50 or more eligible employees and employer-sponsored benefit plans in connection with purchases of Fund shares made as a result of participant-directed exchanges between options in such a plan;

o Investment advisers, financial planners and certain financial institutions that place trades for their own accounts or the accounts of their clients either individually or through a master account and who charge a management, consulting or other fee for their services;

o "Wrap accounts" for the benefit of clients of broker-dealers, financial institutions or financial planners having sales or service agreements with the distributor or another broker-dealer or financial institution with respect to sales of Fund shares;

o Current or retired trustees, officers and employees of the Fund, the distributor, the transfer agent, the adviser and its members, certain family members of the above persons, and trusts or plans primarily for such persons or their family members;

o Current or retired registered representatives or full-time employees and their spouses and minor children and plans of broker-dealers or other institutions that have selling agreements with the distributor; and

o Such other persons as are determined by the adviser or distributor to have acquired shares under circumstances where the Fund has not incurred any sales expense.

PURCHASE OF SHARES
Investors may purchase shares of the Fund through financial intermediaries such as financial consultants, securities brokers, dealers or benefit plan administrators. Investors should contact their financial intermediary directly for appropriate purchase instructions, as well as for information pertaining to accounts and any servicing or transaction fees that may be charged. Some financial intermediaries may appoint subagents.

The minimum initial investment in Class A, Class B or Class C shares is $2,000 (including IRAs) and $100 for subsequent investments. The adviser or the distributor, at their discretion, may waive these minimums. See our Statement of Additional Information for further details.

See "Sales Charge Reductions and Waivers" for ways to make your initial investment go farther.

Shares are sold at a public offering price based on the net asset value for the class of shares selected. If your purchase order is received by the transfer agent before the close of regular trading on the Exchange on any Business Day, you will pay the next public offering price that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day.

Any purchase order may be rejected if the Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders.

It is the responsibility of the financial intermediary to transmit orders for the purchase of shares by its customers to the Transfer Agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

For information on other ways to purchase shares, including through an individual retirement account (IRA), call the Transfer Agent at (800) 497-2960, or see our Statement of Additional Information.

For information on an automatic investment plan or a payroll investment plan, see our Statement of Additional Information.

REDEMPTION OF SHARES
         PLAIN TALK
         -----------------------------------------------------------------------
         HOW TO REDEEM (SELL) SHARES:
         o         By mail
         o         By telephone
         -----------------------------------------------------------------------

If you purchased your shares through a financial intermediary, you should contact the intermediary for information relating to redemptions. The Fund's name and your account number should accompany any redemption requests.

SMALL ACCOUNTS: If the value of your Fund accounts falls below $500, the Fund may ask you to increase your balance. If the account balance is still below $500 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below $500 solely as a result of a reduction in your account's market value.

For information on other ways to redeem shares, please refer to our Statement of Additional Information.

DISTRIBUTIONS
         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT IS NET INVESTMENT INCOME?
         Net investment income consists of interest and dividends earned by a fund on its investments less accrued expenses.
         -----------------------------------------------------------------------

Distributions from the net investment income of the Fund are declared and paid annually to you. Any net capital gain realized by the Fund will be distributed annually.

Distributions are payable to shareholders of record at the time distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional Fund shares, unless you have elected to receive distributions in cash.

TAXES
FEDERAL INCOME TAX: As long as the Fund meets the requirements for being a "regulated investment company," it pays no Federal income tax on the earnings and gains it distributes to shareholders. While the Fund may invest in securities that earn interest subject to Federal income tax and securities that earn interest exempt from that tax, under normal conditions the Fund invests primarily in taxable securities. The Fund will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.

Dividends you receive from the Fund, whether reinvested in Fund shares or taken as cash, are generally taxable to you as ordinary income. The Fund's distributions of net capital gain, whether received in cash or reinvested in additional Fund shares, are taxable to you as long-term capital gain, regardless of the length of time you have held your shares. You should be aware that if Fund shares are purchased shortly before the record date for any dividend or capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution. The Fund anticipates the distribution of net capital gain.

It is a taxable event for you if you sell or exchange shares of the Fund. Depending on the purchase price and the sale price of the shares you exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

STATE AND LOCAL INCOME TAXES: You should consult your tax advisers concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

This section is only a summary of some important income tax considerations that may affect your investment in the Fund. More information regarding those considerations appears in our Statement of Additional Information. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

DISTRIBUTION AND SERVICE ARRANGEMENTS
Provident Distributors, Inc. ("PDI") manages the Fund's distribution efforts and enters into dealer agreements with financial consultants to sell fund shares.

         PLAIN TALK
         -----------------------------------------------------------------------
         HOW CAN YOUR FINANCIAL CONSULTANT HELP YOU?
         Your financial consultant is thoroughly familiar with the Fund and with Roxbury Capital Management. He or she can answer any questions you have now, or in the future, about how the Fund operates, which class of shares is most appropriate for you and how the Roxbury investment style works and has performed for other investors. Your financial consultant is a valuable and knowledgeable resource.
         -----------------------------------------------------------------------

RULE 12B-1 FEES
         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT ARE 12b-1 FEES?
         12b-1 fees, charged by some funds, are deducted from fund assets to pay for marketing and advertising expenses or, more commonly, to compensate sales professionals for selling fund shares.
         -----------------------------------------------------------------------

The Fund has adopted a distribution plan under Rule 12b-1 that allows the Fund to pay a fee to PDI for facilitating the sale and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees indirectly will increase the cost of your investment and may cost you more than paying other types of sales charges.

Rule 12b-1 permits a fund directly or indirectly to pay expenses associated with the distribution of its shares and the servicing of its shareholders in accordance with a plan adopted by the Board of Trustees and approved by its shareholders. Pursuant to the Rule, the Board has approved, and the Fund has entered into, a Distribution Plan with PDI, for the Class B and Class C shares. Under the Distribution Plan, the Fund will pay distribution fees to PDI at a maximum annual rate of 0.75% of its aggregate average daily net assets attributable to its Class B and Class C shares.

The Distribution Plan provides that PDI may use the distribution fees received from a class of shares to pay for the distribution and shareholder servicing expenses of that class, including, but not limited to (i) incentive compensation paid to the directors, officers and employees of, agents for and consultants to, the distributor or any other broker-dealer or financial institution that engages in the distribution of that class; and (ii) compensation to broker-dealers, financial institutions or other persons for providing distribution assistance with respect to that class. Distribution fees may also be used for (i) marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising for that class; (ii) costs of printing and distributing prospectuses, Statements of Additional Information and reports of the Fund to prospective investors in that class; (iii) costs involved in preparing, printing and distributing sales literature pertaining to the Fund and that class; and
(iv) costs involved in obtaining whatever information, analyses and reports with respect to marketing and promotional activities that the Fund may, from time to time, deem advisable with respect to the distribution of that class. Distribution fees are accrued daily and paid monthly, and are charged as expenses of, respectively, Class B and Class C shares as accrued.

The distribution fees applicable to the Class B and Class C shares are designed to permit you to purchase Class B and Class C shares through broker-dealers without the assessment of a front-end sales charge and at the same time to permit the distributor to compensate broker-dealers on an ongoing basis to provide services to shareholders of the Class B and Class C shares attributable to those broker-dealers.

SHAREHOLDER SERVICE FEES
The Board of Trustees has adopted a shareholder service plan authorizing the Fund to pay service providers an annual fee not exceeding 0.25% of the Fund's average daily net assets of each class of shares, to compensate service providers who maintain a service relationship. Service activities provided under this plan include (a) establishing and maintaining shareholder accounts and records, (b) answering shareholder inquiries, (c) assisting in share purchases and redemptions, (d) providing statements and reports to shareholders, and (e) providing other related services requested by shareholders.

MASTER/FEEDER STRUCTURE
Other institutional investors, including other mutual funds, may invest in the Series. The master/feeder structure enables various institutional investors, including the Fund, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder of a master fund, including the Series, will pay its proportionate share of the master fund's expenses.

For reasons relating to costs or a change in investment goal, among others, the Fund could switch to another master fund or decide to manage its assets itself. The Fund is not currently contemplating such a move.

FOR MORE INFORMATION

FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUND, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

STATEMENT OF ADDITIONAL INFORMATION (SAI): Provides a complete technical and legal description of the Fund's policies, investment restrictions, risks, and business structure. This prospectus incorporates the SAI by reference.

Copies of these documents and answers to questions about the Fund may be obtained without charge by contacting:

Roxbury Mid Cap Fund
c/o PFPC Inc.
400 Bellevue Parkway
Suite 108
Wilmington, Delaware 19809
(800) 497-2960
8:30 a.m. to 5:00 p.m. Eastern time

Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: PUBLICINFO.@SEC.GOV, or by writing the Public Reference Room of the SEC, Washington, DC, 20549-6009. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-(800)-SEC-0330. Reports and other information about the Fund may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

              FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING
              CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING
                OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES,
                           PLEASE CALL (800) 497-2960.

The investment company registration number is 811-08648.

[LOGO OMITTED]

                       ROXBURY SCIENCE AND TECHNOLOGY FUND

================================================================================

                         PROSPECTUS DATED ______________

This prospectus contains important information about the Fund, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a criminal offense.

         PRESENTLY CLASS A SHARES OF THE FUND ARE BEING OFFERED ONLY TO
        CERTAIN PERSONS ELIGIBLE TO PURCHASE CLASS A SHARES AT NET ASSET
               VALUE. SEE "SALES CHARGE REDUCTIONS AND WAIVERS."
           CLASS B AND CLASS C SHARES ARE NOT CURRENTLY BEING OFFERED.

                                TABLE OF CONTENTS

A LOOK AT THE GOALS, STRATEGIES,   PORTFOLIO DESCRIPTION
RISKS AND EXPENSES OF THE          Summary....................................3
FUND.                              Fees and Expenses..........................4
                                   Adviser Prior Performance..................6
                                   Investment Objective.......................7
                                   Primary Investment Strategies..............7
                                   Additional Risk Information................9

DETAILS ABOUT THE SERVICE          MANAGEMENT OF THE FUND
PROVIDERS.                         Investment Adviser........................10
                                   Portfolio Manager.........................11
                                   Service Providers.........................11

POLICIES AND INSTRUCTIONS FOR      SHAREHOLDER INFORMATION
OPENING, MAINTAINING AND           How Share Price is Calculated.............13
CLOSING AN ACCOUNT IN THE          Selecting the Correct Class of Shares.....13
FUND.                              Sales Charge Reductions and Waivers.......15
                                   Purchase of Shares........................17
                                   Redemption of Shares......................18
                                   Distributions.............................18
                                   Taxes.....................................18

DETAILS ON DISTRIBUTION PLANS,     DISTRIBUTION AND SERVICE ARRANGEMENTS
DISTRIBUTION AND SERVICE FEES      Rule 12b-1 Fees...........................19
AND THE FUND'S MASTER/FEEDER       Shareholder Service Fees..................20
ARRANGEMENT.                       Master/Feeder Structure...................20


                                   FOR MORE INFORMATION..............back cover

For information about key terms and concepts, look for our "PLAIN TALK" explanations.

                       ROXBURY SCIENCE AND TECHNOLOGY FUND

PORTFOLIO DESCRIPTION
         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT IS A MUTUAL FUND?
         A mutual fund pools shareholders' money and, using a professional investment manager, invests in securities like stocks and bonds.
         -----------------------------------------------------------------------

SUMMARY

Investment Objective       o    ROXBURY  SCIENCE  AND  TECHNOLOGY   FUND   seeks
                                superior long-term growth of capital.
--------------------------------------------------------------------------------
Investment Focus o              Equity   securities   (generally  common  stocks
                                relating   to   the   science   and   technology
                                industries)
--------------------------------------------------------------------------------
Share Price Volatility     o    Moderate to high
--------------------------------------------------------------------------------
Principal Investment       o    The Fund invests in a non-diversified  portfolio
                                which is focused  on 20-35  common  stocks  from
                                three of the fastest  growth  industries  in the
                                world:   healthcare,    telecommunications   and
                                technology.
                           o    The Fund operates as a "feeder fund" which means
                                that the Fund does not buy individual securities
                                directly. Instead, it invests in a corresponding
                                mutual  fund or  "master  fund,"  which  in turn
                                purchases the actual stock holdings.  The Fund's
                                master fund is the Science and Technology Series
                                (the "Series") of WT Investment Trust I.
                           o    In a master/feeder  arrangement,  a feeder fund,
                                like the Fund, takes your investment dollars and
                                transfers them to an even larger pool,  like the
                                Series, for greater efficiency. The Fund and the
                                Series  have  the  same  investment   objective,
                                policies and  limitations.  When this prospectus
                                refers to investments of the Fund it is actually
                                referring to the investments of the Series.
                           o    The   Adviser   purchases   stocks  it  believes
                                exhibit   consistent,   above-average   earnings
                                growth,    superior   quality   and   attractive
                                risk/reward    characteristics.    The   Adviser
                                analyzes the stocks of over 2000 companies using
                                a bottom-up  approach to search for high quality
                                companies  which are growing at about double the
                                market's  average  rate.  The Adviser  generally
                                sells  stocks when the  risk/rewards  of a stock
                                turn   negative,   when   company   fundamentals
                                deteriorate,  or when a stock under performs the
                                market or its peer group.
-------------------------- -----------------------------------------------------
Principal Risks            The Fund is subject to the following risks summarized
                           below,  which are further described under "Additional
                           Risk  Information."
                           o    The Series is classified  as  "non-diversified."
                                This means that this Series may invest a greater
                                percentage  of  its  assets  in  one  particular
                                issuer.  Consequently, a decline in value of the
                                securities  of a  single  issuer  would  have  a
                                greater  negative impact on the Fund than if the
                                Fund were diversified.  In addition,  the Series
                                will  focus on 25 to 30 stocks of  companies  in
                                the  science  and  technology  industries.  As a
                                result, the value of the Series' shares may vary
                                more  widely,  and the Series' may be subject to
                                greater  market  and  credit  risk  than  if the
                                Series invested more broadly.
                           o    The  Fund  may   invest  in   relatively   small
                                companies  with  small  market  capitalizations.
                                Such  companies  are  subject  to abrupt  market
                                movements  due to their  tendency  to be  thinly
                                traded and subject to greater business risk.
                           o    There is no  guarantee  that the stock market or
                                the  stocks  that  the  Fund  buys  will  always
                                increase in value.  Therefore, it is possible to
                                lose money by investing in the Fund.
                           o    The  Fund's   share  price  will   fluctuate  in
                                response  to changes in the market  value of the
                                Fund's investments.  Market value will change as
                                a result of business  developments  affecting an
                                issuer as well as general  market  and  economic
                                conditions.
                           o    Growth-oriented investments may be more volatile
                                than  the  rest of the U.S.  stock  market  as a
                                whole.
                           o    The  performance  of the Fund will depend on how
                                successfully  the adviser pursues its investment
                                strategy.
-------------------------- -----------------------------------------------------

-------------------------- -----------------------------------------------------
Investor Profile           o    Investors   who  want   the   value   of   their
                                investment to grow and who are willing to accept
                                more  volatility  for the  possibility of higher
                                growth returns.
-------------------------- -----------------------------------------------------

FEES AND EXPENSES

         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT ARE FUND EXPENSES?
         Every mutual fund has operating expenses to pay for professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Sales charges are deducted once when you make or redeem your investment. Expenses are deducted from Fund assets.
         -----------------------------------------------------------------------

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund offers different share classes to allow you to maximize your potential return depending on your and your financial consultant's current expectations for your investment in the Fund.

         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT ARE SALES CHARGES?
         The sales charge or load that you pay is a separate fee based on how much you invest. This fee compensates your financial consultant for providing you with investment assistance and on-going service as well as handling all the paperwork associated with your investment and any subsequent adjustments you make. For your convenience, the Fund is offered in several classes, giving you several ways to pay this fee.
         -----------------------------------------------------------------------

SHAREHOLDER  FEES (FEES PAID  DIRECTLY FROM YOUR
INVESTMENT)                                       CLASS A   CLASS B(a)   CLASS C
                                                  -------   ----------   -------
Maximum sales charge (load) imposed on           5.50%(b)      None       None
purchases (as a percentage of offering price)
Maximum deferred sales charge                     None(c)    5.00%(d)   1.00%(e)
Maximum sales charge imposed on                    None        None       None
reinvested dividends (and other distributions)
Redemption fee(f)                                  None        None       None
-------------------------
(a) Class B shares convert to Class A shares automatically at the end of the eighth year (96th month) after purchase. Investors seeking to purchase Class B shares in amounts that exceed $250,000 should discuss with their financial consultant whether the purchase of another class would be more appropriate; such orders may be rejected by the Fund.
(b)      Reduced for purchases of $50,000 and more.
(c) Class A shares are not subject to a contingent deferred sales charge (a "CDSC"); except certain purchases that are not subject to an initial sales charge may instead be subject to a CDSC of 1.00% of amounts redeemed within the first year of purchase. Such a CDSC may be waived in connection with redemptions to participants in certain fee-based programs.
(d) 5.00% during the first year, 4.00% during the second year, 3.00% during the third year and fourth year; 2.00% during the fifth year, and 1.00% during the sixth year. Class B shares automatically convert into Class A shares at the end of the eighth year after purchase and thereafter will not be subject to a CDSC.
(e) Class C shares are subject to a 1.00% CDSC only if redeemed within the first 18 months after purchase.
(f) If you effect a redemption via wire transfer, you may be required to pay fees, including a $10 wire fee and other fees, that will be directly deducted from your redemption proceeds. If you request redemption checks to be sent by overnight mail, you may be required to pay a $10 fee that will be directly deducted from your redemption proceeds.

ANNUAL FUND OPERATING EXPENSES 1
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) CLASS A   CLASS B    CLASS C
                                              -------   -------    -------
Management fees                                1.00%     1.00%      1.00%
Distribution (12b-1) fee                        None     0.75%      0.75%
Shareholder Service fee                        0.25%     0.25%      0.25%
Other expenses 2                               0.55%     0.55%      0.55%
Total Annual Operating Expenses                1.80%     2.55%      2.55%
-------------------------
1 The table above and the example below each reflect the aggregate annual operating expenses of the Fund and the Series.
2 "Other expenses" are based on estimated amounts for the current fiscal year.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows what you would pay if you invested $10,000 over the various time frames indicated. The example assumes that:

o you reinvested all dividends and other distributions
o the average annual return was 5%
o the Fund's maximum total operating expenses are charged and remain the same over the time periods
o you redeemed all of your investment at the end of the time period.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                                                   1 YEAR           3 YEARS
                                                   ------           -------
Class A 1                                           $723             $1,085

Class B                                             $258              $794

Class B (assuming complete redemption at
the end of the 1 year or 3 year period)2            $758             $1,094

Class C                                             $258              $794

Class C (assuming complete redemption at            $358              $794
the end of the 1 year or 3 year period)2

1  Assumes deduction at time of purchase of maximum sales charge.
2  Assumes deduction at redemption of maximum deferred sales charge.

THE ABOVE EXAMPLE IS FOR COMPARISON PURPOSES ONLY AND IS NOT A REPRESENTATION OF THE FUND'S ACTUAL EXPENSES AND RETURNS, EITHER PAST OR FUTURE.

ADVISER PRIOR PERFORMANCE IN SCIENCE AND TECHNOLOGY ACCOUNTS
The following material presents the performance of accounts managed by the Adviser with an exclusive focus on stocks in the science and technology industries. The Adviser recognized that science and technology companies have shown attractive returns over time and in March 1999 began managing accounts with stocks chosen exclusively from these industries.

The Science and Technology accounts ("Accounts") constitute the accounts managed by the Adviser that have an identical or substantially similar investment objective or investment approach as the Fund and that met certain basic criteria as to minimum account value, discretionary status, and period of management of more than one month. The Accounts reflect taxable and tax-exempt investors, as will the Fund. The Accounts were not subject to the same types of expenses to which the Fund is subject, nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940, or the Internal Revenue Code of 1986. The performance of the Accounts may have been adversely affected had they been subject to the same expenses, restrictions and limitations. The Adviser believes that any adverse effect would not have been significant. The results presented are not intended to predict or suggest the return to be experienced by the Fund or the return you might achieve by investing in the Fund. You should not rely on the following performance data as an indication of future performance of the Adviser of the Fund.

                 TOTAL RETURN OF SCIENCE AND TECHNOLOGY ACCOUNTS
                               (INCEPTION 4/13/99)

                               2nd Quarter  1st Quarter   1 Year   4th Quarter 3rd Quarter
                                  Ended        Ended      Ended       Ended       Ended
Average Return for               June 30,    Mar. 31,    Dec. 31,   Dec. 31,    Sept. 30,
the Periods Specified              2000        2000        1999       1999         1999
---------------------              ----        ----        ----       ----         ----

The Accounts (net of expenses)    -8.37%      14.54%      86.70%     70.34%       11.22%
S&P 500 Index                     -2.66%       2.29%      21.03%     14.88%       -6.25%

Please read the following important notes concerning the Accounts:

1. The results for the Accounts reflect both income and capital appreciation or depreciation (total return). Dividends are accounted for on a cash basis; other items of income are accounted for on an accrual basis. Returns are time-weighted and represent the dollar-weighted average of Accounts with a minimum size of $500,000. Return figures are net hypothetical management fees of 1%, the highest fee the Advisor charges to manage Science and Technology Accounts. Accounts are valued daily.

2. The S&P 500 Index consists of 500 stocks chosen by Standard & Poor for market size, liquidity and industry group representation. It is a market-value weighted unmanaged index (stock price times number of shares outstanding), with each stock's weight in the S&P 500 Index proportionate to its market value.

         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT IS AN INDEX?
         An index is a broad measure of the market performance of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.
         -----------------------------------------------------------------------

     SPECIAL NOTE CONCERNING ADVISER INVESTMENT RETURNS: You should note that the Fund will compute and disclose its average annual compounded rate of return using the standard formula set forth in SEC rules, which differs in certain respects from the method used to compute the returns for the Accounts noted above. The SEC total return calculation method calls for computation and disclosure of an average annual compounded rate of return for one, five and ten year periods or shorter periods from inception. The SEC formula provides a rate of return that equates a hypothetical initial investment of $10,000 to an ending redeemable value. The returns shown for the Accounts are reduced to reflect the deduction of advisory fees in accordance with the SEC calculation formula, which requires that returns shown for a fund be net of advisory fees as well as all other applicable fund operating expenses. Performance was calculated on a trade date basis.

INVESTMENT OBJECTIVE
The Fund and the Series seek superior long-term growth of capital.

For purposes of this investment objective, "superior" long-term growth of capital means long-term growth of capital from investments in securities of companies in the healthcare, telecommunications and technology sectors with the objective of achieving returns in excess of the S&P 500 Index returns. This investment objective may not be changed without shareholder approval. There is no guarantee that the Fund will achieve its investment objective.

PRIMARY INVESTMENT STRATEGIES
         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT ARE GROWTH FUNDS?
         Growth funds invest in the common stock of growth-oriented companies seeking maximum growth of earnings and share price with little regard for dividend earnings. Generally, companies with high relative rates of growth tend to reinvest more of their profits into the company and pay out less to shareholders in the form of dividends. As a result, investors in growth funds tend to receive most of their return in the form of capital appreciation.
         -----------------------------------------------------------------------

The Fund is a non-diversified portfolio which seeks to achieve its investment objective by investing its assets in the Series. The Series may invest up to 100% of its total assets in the following equity (or equity-related) securities:

o  common stocks of U.S. corporations;
o  securities convertible into the common stock of U.S. corporations;
o American Depository Receipts ("ADRs"), which are negotiable certificates held in a U.S.

   bankrepresenting a specific number of shares of a foreign stock traded on a U.S. stock exchange. ADRs make it easier for Americans to invest in foreign companies, due to the widespread availability of dollar-denominated price information, lower transaction costs, and timely dividend distributions. An American Depository Share or ADS is the share issued under an American Depositary Receipt agreement which is actually traded;

o options on common stock or options on stock indexes. Options may not represent more than 15% of the Fund's market value.

o Initial Public Offerings ("IPOs"). IPOs may not represent more than 15% of the Fund's market value.

The Series is a unique, non-diversified portfolio which is focused on 20 to 35 stocks from three of the fastest growth industries in the world: healthcare, telecommunications and technology. This all capitalization portfolio incorporates the Adviser's focus on industry leading growth companies in the science and technology industries. The Adviser believes demographic trends and technological developments will continue to generate strong, sustainable growth rates and high returns on invested capital for the leading companies.

Investments are spread across the science and technology industries in varying weights while balancing risk by investing in a mix of large and small capitalization stocks. The Adviser believes that over the long-term, companies that experience a higher growth in earnings and cash flow per share will achieve higher investment returns. By applying valuation disciplines, the Adviser believes that superior long-term investment returns can be achieved at an acceptable level of risk.

The Adviser uses a bottom-up research analysis to identify potential investment opportunities. The research process emphasizes an understanding of business fundamentals, including but not limited to financial statement analysis, underlying industry trends, competitive dynamics, and other relevant information. The process also involves extensive company visits, interviews with customers and suppliers and attending industry symposiums. Research is performed not only to identify new investment opportunities but also on existing investments on an ongoing basis to determine continued suitability.

The Adviser selects stocks it believes exhibit sustainable growth and expanding returns on invested capital. Through research, the Adviser seeks to identify companies with sound economic business models, reputable managements, strong competitive positions, and the ability to grow their businesses in a variety of economic environments. Additionally, all investments undergo a valuation analysis to estimate their risk/reward characteristics.

The Adviser's research analyst team surveys a broad universe of over 2,000 companies to identify potential research candidates. Companies are screened for several metrics including but not limited to revenue and earnings growth, debt leverage, operating margin characteristics, cash flow generation, and return on invested capital. Companies which pass the screens are subject to more thorough research to evaluate their investment suitability.

Final investment candidates are evaluated and approved by the Adviser's investment committee based on individual investment merits, and within the context of the Series' overall portfolio characteristics and diversification guidelines. The Series may invest in up to 100 stocks. The Series may not invest in more than 10% of the outstanding shares of a company.

In order to respond to adverse market, economic, political or other conditions, the Series may assume a temporary defensive position and invest without limit in commercial paper and other money market instruments that are rated investment grade. The result of this action may be that the Series will be unable to achieve its investment objective. The Series also may use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information.

ADDITIONAL RISK INFORMATION
The following is a list of certain risks that may apply to your investment in the Fund. Further information about investment risk is available in our Statement of Additional Information:

o INDUSTRY RISK: The Series will concentrate on investments in the healthcare, telecommunications and technology industries. The Series' investments in companies dependent on scientific and technological developments may be more volatile because of certain risks associated with these industries. Such risks include the short life cycles and competitive pressures of many of the products or services of theses companies, and the adverse impact of government regulation.
o NON-DIVERSIFICATION RISK: The susceptibility of this Series to the risks associated with the particular industries in which it may invest most of its assets. Such risks include unsuccessful product or services and adverse impact by government regulation.
o SMALL/MEDIUM SIZED COMPANY RISK: The risk of abrupt or erratic market movement of smaller companies. The Series may invest in such Companies that have small market capitalizations.
o MARKET AND CREDIT RISK: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.
o LIQUIDITY RISK: The risk that a security may lack sufficient liquidity in order to execute a buy or sell program without significantly moving the security's price. At times a security's price may experience unusual price declines due to an imbalance between sellers and buyers of that security. Forced liquidations of this Series or other funds which hold similar securities could result in adverse price fluctuations in securities held and the overall Series' value.
o GROWTH-ORIENTED INVESTING RISK: The risk that an investment in a growth-oriented portfolio may be more volatile than the rest of the U.S. market as a whole.
o DERIVATIVES RISK: Some of the Series' investments may be referred to as "derivatives" because their value depends on, or derives from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging and related income strategies. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 10% of the Series' total assets may at any time be committed or exposed to derivative strategies.
o MASTER/FEEDER RISK: The master/feeder structure is relatively new and complex. While this structure is designed to reduce costs, it may not do so, and there may be operational or other complications. For example, large-scale redemptions by other feeders of their shares of the master fund could have adverse effects on a fund such as requiring the liquidation of a substantial portion of the master fund's holdings at a time when it could be disadvantageous to do so. Also, other feeders of a master fund may have a greater ownership interest in the master fund and, therefore, could have effective voting control over the operation of the master fund.
o OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.
o IPO RISK: The risk of investing in the initial public offerings of shares is greater than investing in mature public companies. In addition, since the Series may participate in IPOs, an investment in an IPO may have a magnified impact on the Fund's returns due to the Fund's small asset base. As the Fund's assets grow, it is probable that the effect of investments in IPOs on the Fund's total returns will decline, which may reduce the Fund's total returns.

MANAGEMENT OF THE FUND
The Board of Trustees supervises the management, activities and affairs of the Fund and has approved contracts with various financial organizations to provide, among other services, the day-to-day management required by the Fund and its shareholders. The Board of Trustees includes a member of the Roxbury Investment Committee.

INVESTMENT ADVISER
         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT IS AN ADVISER?
         The adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund's investment program. The Board of Trustees supervises the adviser and establishes policies that the adviser must follow in its management activities.
         -----------------------------------------------------------------------

Roxbury Capital Management, LLC, 100 Wilshire Boulevard, Suite 600, Santa Monica, California 90401, serves as the investment adviser for the Fund (by managing the Series). Under an advisory agreement, Roxbury, subject to the supervision of the Board of Trustees, directs the investments of the Series in accordance with its investment objective, policies and limitations. In addition to serving as Adviser to the Series, Roxbury is engaged in a variety of investment advisory activities, including the management of separately managed accounts. The Series pays a monthly advisory fee to Roxbury at the annual rate of 1.00% of the Series' first $1 billion of average daily net assets; 0.95% of the Series' next $1 billion of average daily net assets; and 0.90% of the Series' average daily net assets over $2 billion.

PORTFOLIO MANAGER
The day-to-day management of the Series is the responsibility of Roxbury's Investment Committee. The Investment Committee meets regularly to make investment decisions for the Series and relies on Roxbury's research team.

SERVICE PROVIDERS
The  following  chart  provides   information  on  the  Fund's  primary  service
providers.


Asset                                                                        Shareholder
Management                                                                   Services
------------------------------------                                         --------------------------------

              ADVISER                                                                TRANSFER AGENT

  ROXBURY CAPITAL MANAGEMENT, LLC                                                       PFPC INC.
      100 WILSHIRE BOULEVARD                                                      400 BELLEVUE PARKWAY
             SUITE 600                                                            WILMINGTON, DE 19809
      SANTA MONICA, CA 90401                                                            SUITE 108

                                                                              Handles shareholder services,
                                                                               including recordkeeping and
                                                                                 statements, payment of
   Manages the Fund's investment                                             distribution and processing of
            activities.                                                          buy and sell requests.

------------------------------------                                         --------------------------------

                                        ---------------------------------


                                         ROXBURY SCIENCE AND TECHNOLOGY
                                                      FUND

                                        ---------------------------------

Fund                                                                         Asset
Operations                                                                   Safe Keeping
------------------------------------                                         --------------------------------

         ADMINISTRATOR AND                                                              CUSTODIAN
         ACCOUNTING AGENT
                                                                                WILMINGTON TRUST COMPANY
             PFPC INC.                                                             RODNEY SQUARE NORTH
       400 BELLEVUE PARKWAY                                                     1100 NORTH MARKET STREET
       WILMINGTON, DE 19809                                                       WILMINGTON, DE 19890

Provides facilities, equipment and                                              Holds the Fund's assets,
      personnel to carry out                                                  settles all portfolio trades
administrative services related to                                              and collects most of the
the Fund and calculates the Fund's                                             valuation data required for
      NAV and distributions.                                                 calculating the Fund's NAV per
                                                                                         share.

------------------------------------                                         --------------------------------

                                Distibution
                                -------------------------------------------------

                                                  DISTRIBUTION

                                          PROVIDENT DISTRIBUTORS, INC.
                                               3200 HORIZON DRIVE
                                           KING OF PRUSSIA, PA 19406

                                         Distributes the Fund's shares.

                                -------------------------------------------------

SHAREHOLDER INFORMATION
HOW SHARE PRICE IS CALCULATED
The Fund values its assets based on current market values when such values are readily available. These prices normally are supplied by a pricing service. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that PFPC determines the Fund's daily net asset value. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities. Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Fund is subject to the risk that it has valued certain of its stocks at a higher price than it can sell them.

         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT IS THE NET ASSET VALUE or "NAV"?
                           NAV = ASSETS - LIABILITIES
                                 --------------------
                                 Outstanding Shares

         -----------------------------------------------------------------------

PFPC determines the NAV per share of the Fund as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time), on each Business Day (a day that the Exchange, the Transfer Agent and the Philadelphia branch of the Federal Reserve Bank are open for business). The NAV is calculated by adding the value of all securities and other assets in the Fund, deducting its liabilities and dividing the balance by the number of outstanding shares in the Fund.

Shares will not be priced on those days the Fund is closed. As of the date of this prospectus, those days are:

     New Year's Day                Memorial Day            Veterans Day
     Martin Luther King, Jr. Day   Independence Day        Thanksgiving Day
     Presidents' Day               Labor Day               Christmas Day
     Good Friday                   Columbus Day

SELECTING THE CORRECT CLASS OF SHARES
This prospectus offers Class A, Class B and Class C shares of the Fund. Each class has its own cost structure, allowing you to choose the one that best meets your requirements and current expectations. Your financial consultant can help you decide which class is best for you. For estimated expenses of each class, see the table under "Fees and Expenses" earlier in this prospectus.

CLASS A SHARES--INITIAL SALES CHARGE
If you purchase Class A shares, you will incur a sales charge at the time of purchase (a "front-end load") based on the dollar amount of your purchase. The maximum initial sales charge is 5.50%, which is reduced for purchases of $50,000 and more. Sales charges also may be reduced by using the accumulation privilege described under "Sales Charge Reductions and Waivers." Class A shares are subject to an ongoing shareholder service fee of 0.25% of the Fund's average net assets attributable to Class A shares. Class A shares will not be subject to any contingent deferred sales charge (CDSC or "back end load") when they are redeemed. Although some purchases may not be subject to an initial sales charge, if the initial sales charge is waived, such purchases may be subject to a CDSC of 1.00% if the shares are redeemed within one year after purchase. Class A shares also will be issued upon conversion of Class B shares, as described below under "Class B Shares." The minimum initial investment in Class A shares is $2,000.

Part of the front-end sales charge is paid directly to the selling broker-dealer (the "dealer reallowance"). The remainder is retained by the distributor and may be used either to promote the sale of the Fund's shares or to compensate the distributor for its efforts to sell the shares of the Fund.

--------------------------- -------------------------- ---------------------
                                                          AS A PERCENTAGE
YOUR INVESTMENT                AS A PERCENTAGE OF             OF YOUR
                                 OFFERING PRICE             INVESTMENT
--------------------------- -------------------------- ---------------------
$50,000 and less                      5.50%                   5.82%
--------------------------- -------------------------- ---------------------
$50,000 up to $150,000                5.00%                   5.26%
--------------------------- -------------------------- ---------------------
$150,000 up to $250,000               4.50%                   4.71%
--------------------------- -------------------------- ---------------------
$250,000 up to $500,000               3.50%                   3.63%
--------------------------- -------------------------- ---------------------
$500,000 up to $1,000,000             3.00%                   3.09%
--------------------------- -------------------------- ---------------------
Over $1,000,000                       0.00%                   0.00%
--------------------------- -------------------------- ---------------------

CLASS B SHARES--DEFERRED SALES CHARGE
If you purchase Class B shares, you will not incur a sales charge at the time of purchase. However, Class B shares are subject to an ongoing Rule 12b-1 distribution fee of 0.75% of average net assets and an ongoing shareholder service fee of 0.25% of average net assets. The Rule 12b-1 distribution fee and the shareholder service fee accrue daily and are paid monthly. Class B shares are subject to a CDSC if you redeem them prior to the seventh year after purchase. At the end of the eighth year (96th month) after purchase, Class B shares will automatically convert into Class A shares of the Fund, which are subject to the shareholder service fee of 0.25%. Automatic conversion of Class B shares into Class A shares will occur at least once a month on the basis of the relative net asset values of the shares of the two classes on the conversion date, without the imposition of any sales load, fee or other charge. Conversion of Class B shares to Class A shares will not be deemed a purchase or sale of the shares for federal income tax purposes. Shares purchased through reinvestment of dividends and other distributions on Class B shares also will convert automatically to Class A shares based on the portion of purchased shares that convert. The minimum initial investment in Class B shares is $2,000.

CLASS C SHARES--PAY AS YOU GO

If you purchase Class C shares, you do not incur a sales charge at the time of purchase. However, Class C shares are subject to an ongoing Rule 12b-1 distribution fee of 0.75% of average net assets and an ongoing shareholder service fee of 0.25% of average net assets. Class C shares also are subject to a 1.00% CDSC if you redeem them within 18 months of purchase. Although Class C shares are subject to a CDSC for only 18 months (as compared to six years for Class B), Class C shares have no conversion feature. Accordingly, if you purchase Class C shares, those shares will be subject to the 0.75% distribution fee and the 0.25% shareholder service fee for as long as you own your Class C shares. The minimum initial investment in Class C shares is $2,000.

You may be subject to a CDSC upon redemption of your Class B and Class C shares under the following conditions:

         o  Class B Shares
              ---------------------------------------------------------------
                     YEARS AFTER                CDSC ON SHARES BEING
                      PURCHASE                        REDEEMED
              ---------------------------------------------------------------
                      1st year                         5.00%
              ---------------------------------------------------------------
                      2nd year                         4.00%
              ---------------------------------------------------------------
                      3rd year                         3.00%
              ---------------------------------------------------------------
                      4th year                         3.00%
              ---------------------------------------------------------------
                      5th year                         2.00%
              ---------------------------------------------------------------
                      6th year                         1.00%
              ---------------------------------------------------------------
                      7th year                          None
             ---------------------------------------------------------------
                 After the 7th year                     None
              ---------------------------------------------------------------

         Class B shares will be automatically converted to Class A shares at the end of the eighth year (96th month) after purchase.

         o  Class C Shares

         If you redeem Class C shares within 18 months of purchase, you will be charged a CDSC of 1.00%. There is no CDSC imposed on Class C shares acquired through reinvestment of dividends or capital gains.

The CDSC will be imposed on the lesser of the original purchase price or the net asset value of the redeemed shares at the time of the redemption. CDSC calculations are based on the specific shares involved, not the value of the account. To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these shares to meet your request, we will sell your shares on a first-in, first-out basis. Your financial consultant or institution may elect to waive some or all of the payment, thereby reducing or eliminating the otherwise applicable CDSC.

OTHER CLASSES OF SHARES
The Fund may offer other classes of shares, from time to time, for special purposes. These other classes, if offered, will not be available to the general public, although they may appear in newspaper listings. When reviewing newspaper listings, please remember that the class or classes listed may not be the class you own and therefore the net asset value(s) listed may be different from the net asset value of your shares.

SALES CHARGE REDUCTIONS AND WAIVERS
REDUCING SALES CHARGES ON YOUR CLASS A SHARES. There are several ways you can combine multiple purchases of Class A shares to take advantage of the breakpoints in the sales charge schedule. These can be combined in any manner:

o Accumulation privilege--lets you add the value of any Class A shares you and your immediate family already own to the amount of your next investment for purposes of calculating sales charges

o Letter of intent--lets you purchase Class A shares over a 13-month period and receive the same sales charge as if all shares had been purchased at once. See the new account application and our Statement of Additional Information for terms and conditions.

To use these privileges, discuss your eligibility with your financial consultant.

CDSC WAIVERS. In general, the CDSC may be waived on shares you sell for the following reasons:

o Payments through certain systematic retirement plans and other employee benefit plans

o Qualifying distributions from qualified retirement plans and other employee benefit plans

o Distributions from custodial accounts under section 403(b)(7) of the Internal Revenue Code as well as from Individual Retirement Accounts (IRAs) due to death, disability or attainment of age 59 1/2

o    Participation in certain fee-based programs

To use any of these waivers, contact your financial consultant.

REINSTATEMENT PRIVILEGE. If you sell shares of the Fund, you may invest some or all of the proceeds in the Fund within 90 days without a sales charge. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

To use this privilege, contact your financial consultant.

NET ASSET VALUE PURCHASES. Class A shares may be sold at net asset value, with only a $2,000 minimum initial investment, to:

o Clients of financial consultants who exchange their shares from an unaffiliated investment company that has a comparable sales charge, so long as shares are purchased within 60 days of the redemption;

o Trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with 50 or more eligible employees and employer-sponsored benefit plans in connection with purchases of Fund shares made as a result of participant-directed exchanges between options in such a plan;

o Investment advisers, financial planners and certain financial institutions that place trades for their own accounts or the accounts of their clients either individually or through a master account and who charge a management, consulting or other fee for their services;

o "Wrap accounts" for the benefit of clients of broker-dealers, financial institutions or financial planners having sales or service agreements with the distributor or another broker-dealer or financial institution with respect to sales of Fund shares;

o Current or retired trustees, officers and employees of the Fund, the distributor, the transfer agent, the adviser and its members, certain family members of the above persons, and trusts or plans primarily for such persons or their family members;

o Current or retired registered representatives or full-time employees and their spouses and minor children and plans of broker-dealers or other institutions that have selling agreements with the distributor; and

o Such other persons as are determined by the adviser or distributor to have acquired shares under circumstances where the Fund has not incurred any sales expense.

PURCHASE OF SHARES
Investors may purchase shares of the Fund through financial intermediaries such as financial consultants, securities brokers, dealers or benefit plan administrators. Investors should contact their financial intermediary directly for appropriate purchase instructions, as well as for information pertaining to accounts and any servicing or transaction fees that may be charged. Some financial intermediaries may appoint subagents.

The minimum initial investment in Class A, Class B or Class C shares is $2,000 (including IRAs) and $100 for subsequent investments. The adviser or the distributor, at their discretion, may waive these minimums. See our Statement of Additional Information for further details.

See "Sales Charge Reductions and Waivers" for ways to make your initial investment go farther.

Shares are sold at a public offering price based on the net asset value for the class of shares selected. If your purchase order is received by the Transfer Agent before the close of regular trading on the Exchange on any Business Day, you will pay the next public offering price that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day.

Any purchase order may be rejected if the Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders.

It is the responsibility of the financial intermediary to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

For information on other ways to purchase shares, including through an individual retirement account (IRA), call the Transfer Agent at (800) 497-2960, or see our Statement of Additional Information.

For information on an automatic investment plan or a payroll investment plan, see our Statement of Additional Information.

REDEMPTION OF SHARES
         PLAIN TALK
         -----------------------------------------------------------------------
         HOW TO REDEEM (SELL) SHARES:
         o    By mail
         o    By telephone
         -----------------------------------------------------------------------

If you purchased your shares through a financial intermediary, you should contact the intermediary for information relating to redemptions. The Fund's name and your account number should accompany any redemption requests.

SMALL ACCOUNTS: If the value of your Fund accounts falls below $500, the Fund may ask you to increase your balance. If the account balance is still below $500 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below $500 solely as a result of a reduction in your account's market value.

For information on other ways to redeem shares, please refer to our Statement of Additional Information.

DISTRIBUTIONS
         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT IS NET INVESTMENT INCOME?
         Net investment income consists of interest and dividends earned by a fund on its investments less accrued expenses.
         -----------------------------------------------------------------------

Distributions from the net investment income of the Fund are declared and paid annually to you. Any net capital gain realized by the Fund will be distributed annually.

Distributions are payable to shareholders of record at the time distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional Fund shares, unless you have elected to receive distributions in cash.

TAXES
FEDERAL INCOME TAX: As long as the Fund meets the requirements for being a "regulated investment company," it pays no Federal income tax on the earnings and gains it distributes to shareholders. While the Fund may invest in securities that earn interest subject to Federal income tax and securities that earn interest exempt from that tax, under normal conditions the Fund invests primarily in taxable securities. The Fund will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.

Dividends you receive from the Fund, whether reinvested in Fund shares or taken as cash, are generally taxable to you as ordinary income. The Fund's distributions of net capital gain, whether received in cash or reinvested in additional Fund shares, are taxable to you as long-term capital gain, regardless of the length of time you have held your shares. You should be aware that if Fund shares are purchased shortly before the record date for any dividend or capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution. The Fund anticipates the distribution of net capital gain.

It is a taxable event for you if you sell or exchange shares of the Fund. Depending on the purchase price and the sale price of the shares you exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

STATE AND LOCAL INCOME TAXES: You should consult your tax advisers concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

This section is only a summary of some important income tax considerations that may affect your investment in the Fund. More information regarding those considerations appears in our Statement of Additional Information. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

DISTRIBUTION AND SERVICE ARRANGEMENTS
Provident Distributors, Inc. ("PDI") manages the Fund's distribution efforts and enters into dealer agreements with financial consultants to sell fund shares.

         PLAIN TALK
         -----------------------------------------------------------------------
         HOW CAN YOUR FINANCIAL CONSULTANT HELP YOU?
         Your financial consultant is thoroughly familiar with the Fund and with Roxbury Capital Management. He or she can answer any questions you have now, or in the future, about how the Fund operates, which class of shares is most appropriate for you and how the Roxbury investment style works and has performed for other investors. Your financial consultant is a valuable and knowledgeable resource.
         -----------------------------------------------------------------------

RULE 12B-1 FEES
         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT ARE 12b-1 FEES?
         12b-1 fees, charged by some funds, are deducted from fund assets to pay for marketing and advertising expenses or, more commonly, to compensate sales professionals for selling fund shares.
         -----------------------------------------------------------------------

The Fund has adopted a distribution plan under Rule 12b-1 that allows the Fund to pay a fee to PDI for facilitating the sale and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees indirectly will increase the cost of your investment and may cost you more than paying other types of sales charges.

Rule 12b-1 permits a fund directly or indirectly to pay expenses associated with the distribution of its shares and the servicing of its shareholders in accordance with a plan adopted by the Board of Trustees and approved by its shareholders. Pursuant to the Rule, the Board has approved, and the Fund has entered into, a Distribution Plan with PDI, for the Class B and Class C shares. Under the Distribution Plan, the Fund will pay distribution fees to PDI at a maximum annual rate of 0.75% of its aggregate average daily net assets attributable to its Class B and Class C shares.

The Distribution Plan provides that PDI may use the distribution fees received from a class of shares to pay for the distribution and shareholder servicing expenses of that class, including, but not limited to (i) incentive compensation paid to the directors, officers and employees of, agents for and consultants to, the distributor or any other broker-dealer or financial institution that engages in the distribution of that class; and (ii) compensation to broker-dealers, financial institutions or other persons for providing distribution assistance with respect to that class. Distribution fees may also be used for (i) marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising for that class; (ii) costs of printing and distributing prospectuses, Statements of Additional Information and reports of the Fund to prospective investors in that class; (iii) costs involved in preparing, printing and distributing sales literature pertaining to the Fund and that class; and
(iv) costs involved in obtaining whatever information, analyses and reports with respect to marketing and promotional activities that the Fund may, from time to time, deem advisable with respect to the distribution of that class. Distribution fees are accrued daily and paid monthly, and are charged as expenses of, respectively, Class B and Class C shares as accrued.

The distribution fees applicable to the Class B and Class C shares are designed to permit you to purchase Class B and Class C shares through broker-dealers without the assessment of a front-end sales charge and at the same time to permit the distributor to compensate broker-dealers on an ongoing basis to provide services to shareholders of the Class B and Class C shares attributable to those broker-dealers.

SHAREHOLDER SERVICE FEES
The Board of Trustees has adopted a shareholder service plan authorizing the Fund to pay service providers an annual fee not exceeding 0.25% of the Fund's average daily net assets of each class of shares, to compensate service providers who maintain a service relationship. Service activities provided under this plan include (a) establishing and maintaining shareholder accounts and records, (b) answering shareholder inquiries, (c) assisting in share purchases and redemptions, (d) providing statements and reports to shareholders, and (e) providing other related services requested by shareholders.

MASTER/FEEDER STRUCTURE
Other institutional investors, including other mutual funds, may invest in the Series. The master/feeder structure enables various institutional investors, including the Fund, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder of a master fund, including the Series, will pay its proportionate share of the master fund's expenses.

For reasons relating to costs or a change in investment goal, among others, the Fund could switch to another master fund or decide to manage its assets itself. The Fund is not currently contemplating such a move.

FOR MORE INFORMATION

FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUND, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

STATEMENT OF ADDITIONAL INFORMATION (SAI): Provides a complete technical and legal description of the Fund's policies, investment restrictions, risks, and business structure. This prospectus incorporates the SAI by reference.

Copies of these documents and answers to questions about the Fund may be obtained without charge by contacting:

Roxbury Science and Technology Fund
c/o PFPC Inc.
400 Bellevue Parkway
Suite 108
Wilmington, Delaware 19809
(800) 497-2960
8:30 a.m. to 5:00 p.m. Eastern time

Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-Mail address: PUBLICINFO@SEC.GOV or by writing the Public Reference Room of the SEC, Washington, DC, 20549-6009. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-(800)-SEC-0330. Reports and other information about the Fund may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

              FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING
              CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING
                OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES,
                           PLEASE CALL (800) 497-2960.

The investment company registration number is 811-08648.

[LOGO OMITTED]

                        ROXBURY SOCIALLY RESPONSIBLE FUND

================================================================================



                         PROSPECTUS DATED _____________

This prospectus contains important information about the Fund, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a criminal offense.




         PRESENTLY CLASS A SHARES OF THE FUND ARE BEING OFFERED ONLY TO
        CERTAIN PERSONS ELIGIBLE TO PURCHASE CLASS A SHARES AT NET ASSET
               VALUE. SEE "SALES CHARGE REDUCTIONS AND WAIVERS."
           CLASS B AND CLASS C SHARES ARE NOT CURRENTLY BEING OFFERED.

                                TABLE OF CONTENTS

A LOOK AT THE GOALS, STRATEGIES,   PORTFOLIO DESCRIPTION
RISKS AND EXPENSES OF THE          Summary.....................................3
FUND.                              Fees and Expenses...........................4
                                   Adviser Prior Performance...................5
                                   Investment Objective........................7
                                   Primary Investment Strategies...............7
                                   Additional Risk Information.................9

DETAILS ABOUT THE SERVICE          MANAGEMENT OF THE FUND
PROVIDERS.                         Investment Adviser.........................10
                                   Portfolio Manager..........................10
                                   Service Providers..........................10

POLICIES AND INSTRUCTIONS FOR      SHAREHOLDER INFORMATION
OPENING, MAINTAINING AND           How Share Price is Calculated..............12
CLOSING AN ACCOUNT IN THE          Selecting the Correct Class of Shares......12
FUND.                              Sales Charge Reductions and Waivers........14
                                   Purchase of Shares.........................16
                                   Redemption of Shares.......................17
                                   Distributions..............................17
                                   Taxes......................................17

DETAILS ON DISTRIBUTION PLANS,     DISTRIBUTION AND SERVICE ARRANGEMENTS
DISTRIBUTION AND SERVICE FEES      Rule 12b-1 Fees............................18
AND THE FUND'S MASTER/FEEDER       Shareholder Service Fees...................18
ARRANGEMENT.                       Master/Feeder Structure....................18


                                   FOR MORE INFORMATION...............back cover

For information about key terms and concepts, look for our "PLAIN TALK" explanations.

                        ROXBURY SOCIALLY RESPONSIBLE FUND

PORTFOLIO DESCRIPTION
         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT IS A MUTUAL FUND?
         A mutual fund pools shareholders' money and, using a professional investment manager, invests in securities like stocks and bonds.
         -----------------------------------------------------------------------

SUMMARY

Investment Objective       o  ROXBURY  SOCIALLY  RESPONSIBLE FUND seeks superior
                              long-term growth of capital.
--------------------------------------------------------------------------------
Investment Focus           o  Equity securities (generally common stocks)
--------------------------------------------------------------------------------
Share Price Volatility     o  Moderate to high
--------------------------------------------------------------------------------
Principal Investment       o  The Fund  invests  in  stocks  which  the  adviser
Strategies                    believes   exhibit    consistent,    above-average
                              earnings growth,  industry leadership,  attractive
                              risk/reward   characteristics,    and   meet   the
                              community,  environment,  employees, and diversity
                              ("CEEDsTM") social criteria.
                           o  The Fund  operates as a "feeder  fund" which means
                              that the Fund does not buy  individual  securities
                              directly.  Instead,  it invests in a corresponding
                              mutual  fund  or  "master  fund,"  which  in  turn
                              purchases  the actual stock  holdings.  The Fund's
                              master  fund is the  Socially  Responsible  Series
                              (the "Series") of WT Investment Trust I.
                           o  In a  master/feeder  arrangement,  a feeder  fund,
                              like the Fund,  takes your investment  dollars and
                              transfers  them to an even larger  pool,  like the
                              Series, for greater  efficiency.  The Fund and the
                              Series   have  the  same   investment   objective,
                              policies  and  limitations.  When this  prospectus
                              refers to  investments  of the Fund it is actually
                              referring to the investments of the Series.
                           o  The Adviser  purchases  stocks it believes exhibit
                              consistent,    above-average    earnings   growth,
                              superior   quality  and   attractive   risk/reward
                              characteristics.  The Adviser  analyzes the stocks
                              of over 2000 companies using a bottom-up  approach
                              to search  for high  quality  companies  which are
                              growing at about double the market's average rate.
                              The  Adviser   generally  sells  stocks  when  the
                              risk/rewards  of  a  stock  turn  negative,   when
                              company  fundamentals  deteriorate,  when a  stock
                              under  performs  the  market or its peer  group or
                              when a stock  violates  CEEDsTM and other socially
                              responsible criteria.
--------------------------------------------------------------------------------
Principal Risks            The Fund is subject to the following risks summarized
                           below,  which are further described under "Additional
                           Risk  Information."
                           o  There is no guarantee that the stock market or the
                              stocks that the Fund buys will always  increase in
                              value.  Therefore, it is possible to lose money by
                              investing in the Fund.
                           o  The Fund's share price will  fluctuate in response
                              to  changes  in the  market  value  of the  Fund's
                              investments.  Market value will change as a result
                              of business  developments  affecting  an issuer as
                              well as general market and economic conditions.
                           o  Growth-oriented  investments  may be more volatile
                              than the rest of the U.S. stock market as a whole.
                           o  The  performance  of the Fund  will  depend on how
                              successfully  the Adviser  pursues its  investment
                              strategy.   Because   the  Fund   avoids   certain
                              companies not considered socially responsible,  it
                              could  miss out on strong  performance  from those
                              companies.
--------------------------------------------------------------------------------
Investor Profile           o  Investors  who want the value of their  investment
                              to  grow  with  a  focus  on  companies   pursuing
                              socially responsible policies and who are willing to accept more volatility for the possibility of higher growth returns.

--------------------------------------------------------------------------------

FEES AND EXPENSES

         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT ARE FUND EXPENSES?
         Every mutual fund has operating expenses to pay for professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Sales charges are deducted once when you make or redeem your investment. Expenses are deducted from Fund assets.
         -----------------------------------------------------------------------

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund offers different share classes to allow you to maximize your potential return depending on your and your financial consultant's current expectations for your investment in the Fund.

         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT ARE SALES CHARGES?
         The sales charge or load that you pay is a separate fee based on how much you invest. This fee compensates your financial consultant for providing you with investment assistance and on-going service as well as handling all the paperwork associated with your investment and any subsequent adjustments you make. For your convenience, the Fund is offered in several classes, giving you several ways to pay this fee.
         -----------------------------------------------------------------------

SHAREHOLDER  FEES (FEES PAID  DIRECTLY FROM YOUR
INVESTMENT)                                              CLASS A       CLASS B(a)       CLASS C
                                                         -------       ----------       -------
Maximum sales charge (load) imposed on                   5.50%(b)         None            None
   purchases (as a percentage of offering price)
Maximum deferred sales charge                            None(c)        5.00%(d)         1.00%(e)
Maximum sales charge imposed on                           None            None            None
   reinvested dividends (and other
   distributions)
Redemption fee(f)                                         None            None            None

---------------------

(a) Class B shares convert to Class A shares automatically at the end of the eighth year (96th month) after purchase. Investors seeking to purchase Class B shares in amounts that exceed $250,000 should discuss with their financial consultant whether the purchase of another class would be more appropriate; such orders may be rejected by the Fund.
(b)      Reduced for purchases of $50,000 and more.
(c) Class A shares are not subject to a contingent deferred sales charge (a "CDSC"); except certain purchases that are not subject to an initial sales charge may instead be subject to a CDSC of 1.00% of amounts redeemed within the first year of purchase. Such a CDSC may be waived in connection with redemptions to participants in certain fee-based programs.
(d) 5.00% during the first year, 4.00% during the second year, 3.00% during the third year and fourth year; 2.00% during the fifth year, and 1.00% during the sixth year. Class B shares automatically convert into Class A shares at the end of the eighth year after purchase and thereafter will not be subject to a CDSC.
(e) Class C shares are subject to a 1.00% CDSC only if redeemed within the first 18 months after purchase.
(f) If you effect a redemption via wire transfer, you may be required to pay fees, including a $10 wire fee and other fees, that will be directly deducted from your redemption proceeds. If you request redemption checks to be sent by overnight mail, you may be required to pay a $10 fee that will be directly deducted from your redemption proceeds.

ANNUAL FUND OPERATING EXPENSES 1
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)        CLASS A     CLASS B     CLASS C
                                                     -------     -------     -------
Management fees                                       0.75%       0.75%       0.75%
Distribution (12b-1) fee                               None       0.75%       0.75%
Shareholder Service fee                               0.25%       0.25%       0.25%
Other expenses 2                                      0.55%       0.55%       0.55%
                                                      -----       -----       -----
TOTAL ANNUAL OPERATING EXPENSES                       1.55%       2.30%       2.30%
                                                      =====       =====       =====
------------------------

1 The table above and the example below each reflect the aggregate annual operating expenses of the Fund and the Series.
2 "Other expenses" are based on estimated amounts for the current fiscal year.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows what you would pay if you invested $10,000 over the various time frames indicated. The example assumes that:

o    you reinvested all dividends and other distributions
o    the average annual return was 5%
o the Fund's maximum total operating expenses are charged and remain the same over the time periods
o    you redeemed all of your investment at the end of the time period.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                                                                               1 YEAR     3 YEARS
                                                                               ------     -------
Class A1                                                                        $699      $1,013

Class B                                                                         $233       $718

Class B (assuming complete redemption at the end of the 1 year or 3
year period)2                                                                   $733      $1,018

Class C                                                                         $233       $718

Class C (assuming complete redemption at the end of the 1 year or 3
year period)2                                                                   $333       $718

1    Assumes deduction at time of purchase of maximum sales charge.
2    Assumes deduction at redemption of maximum deferred sales charge.

THE ABOVE EXAMPLE IS FOR COMPARISON PURPOSES ONLY AND IS NOT A REPRESENTATION OF THE FUND'S ACTUAL EXPENSES AND RETURNS, EITHER PAST OR FUTURE.

ADVISER PRIOR PERFORMANCE

The table below shows relevant performance data for the Adviser and its predecessors' investment advisory accounts (the "Accounts") during the ten year period ended December 31, 1999, using the same investment approach specified for the Fund described under "Investment Objective" and "Primary Investment Strategies."

The results for the period October 1, 1989 through July 31, 1998 are the results of Roxbury Capital Management Inc., the predecessor to Roxbury Capital Management, LLC.

The Accounts constitute the portfolios managed by the Adviser (and its predecessor) that have an identical or substantially similar investment objective or investment approach as the Fund and that have met certain basic criteria as to minimum account value, discretionary status, tax-exempt status and period of management of more than one month. The Accounts were managed for tax-exempt clients and, therefore, may have been managed differently than for taxable clients. The Accounts were not subject to the same types of expenses to which the Fund is subject, nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940, or the Internal Revenue Code of 1986. The performance of the Accounts may have been adversely affected had they been subject to the same expenses, restrictions and limitations. The Adviser believes that any adverse effect would not have been significant. The results presented are not intended to predict or suggest the return to be experienced by the Fund or the return you might achieve by investing in the Fund. You should not rely on the following performance data as an indication of future performance of the Adviser or of the Fund.

                            TOTAL RETURN OF ACCOUNTS

--------------------------------------------------------------------------------

                                     2nd Quarter     1st Quarter                                                       Date of
                                        Ended           Ended        1 Year Ended   3 Years Ended   5 Years Ended     Inception
Average Annual Return for the          June 30,        Mar. 31,        Dec. 31,        Dec. 31,        Dec. 31,        Oct. 1,
Periods Specified:                       2000            2000            1999            1999            1999           1990
                                         ----            ----            ----            ----            ----           ----

The Accounts (net of expenses)....     -14.34%          7.14%           60.33%          45.35%          35.61%         25.48%
S&P 500 Index.....................      -2.66%          2.29%           21.03%          27.56%          28.55%         21.25%
--------------------------------------------------------------------------------

Please read the following important notes concerning the Accounts:

1. The results for the Accounts reflect both income and capital appreciation or depreciation (total return). Dividends are accounted for on a cash basis; other items of income are accounted for on an accrual basis. Returns are time-weighted and represent the dollar-weighted average of the Accounts with a minimum size of $ 1,000,000 since January 1, 1995. Return figures are net of applicable fees and expenses (other than separate custody fees). As of April 1, 1995, the Accounts were valued daily.

2. The S&P 500 Index consists of 500 stocks chosen by Standard & Poor's for market size, liquidity and industry group representation. It is a market-value weighted unmanaged index (stock price times number of shares outstanding), with each stock's weight in the S&P 500 Index proportionate to its market value.

         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT IS AN INDEX?
         An index is a broad measure of the market performance of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.
         -----------------------------------------------------------------------

     SPECIAL NOTE CONCERNING ADVISER INVESTMENT RETURNS: You should note that the Fund will compute and disclose its average annual compounded rate of return using the standard formula set forth in SEC rules, which differs in certain respects from the method used to compute the returns for the Accounts noted above. The SEC total return calculation method calls for computation and disclosure of an average annual compounded rate of return for one, five and ten year periods or shorter periods from inception. The SEC formula provides a rate of return that equates a hypothetical initial investment of $10,000 to an ending redeemable value. The returns shown for the Accounts are reduced to reflect the deduction of advisory fees in accordance with the SEC calculation formula, which requires that returns shown for a fund be net of advisory fees as well as all other applicable fund operating expenses. Performance was calculated on a trade date basis.

INVESTMENT OBJECTIVE
The Fund and the Series seek superior long-term growth of capital.

For purposes of this investment objective, "superior" long-term growth of capital means long-term growth of capital from an investment in the securities primarily comprising the S&P 500 Index that exceeds the return of the S&P 500 Index. This investment objective may not be changed without shareholder approval. There is no guarantee that the Fund will achieve its investment objective.

PRIMARY INVESTMENT STRATEGIES
         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT ARE GROWTH FUNDS?
         Growth funds invest in the common stock of growth-oriented companies seeking maximum growth of earnings and share price with little regard for dividend earnings. Generally, companies with high relative rates of growth tend to reinvest more of their profits into the company and pay out less to shareholders in the form of dividends. As a result, investors in growth funds tend to receive most of their return in the form of capital appreciation.
         -----------------------------------------------------------------------

         -----------------------------------------------------------------------
         WHAT ARE SOCIALLY RESPONSIBLE FUNDS?
         Socially Responsible funds include proactive screens, exclusionary screens, and proxy voting. Emphasis is placed on the CEEDs(TM) criteria of community, environment, employees, and diversity. Exclusionary screens eliminate those companies whose primary business is the production of alcoholic beverages, tobacco, gambling, nuclear power, and military weapons.
         -----------------------------------------------------------------------

The Fund is a non-diversified portfolio which seeks to achieve its investment objective by investing its assets in the Series. The Series, under normal market conditions, may invest 100% of its total assets in the following equity (or equity-related) securities:
o common stocks of U.S. corporations that are judged by the adviser to have strong growth characteristics;
o American Depository Receipts ("ADRs"), which are negotiable certificates held in a U.S. bank representing a specific number of shares of a foreign stock traded on a U.S. stock exchange. ADRs make it easier for Americans to invest in foreign companies, due to the widespread availability of dollar-denominated price information, lower transaction costs, and timely dividend distributions. An American Depository Share or ADS is the share issued under an American Depositary Receipt agreement which is actually traded;
o securities convertible into the common stock of U.S. corporations described above;
o    options on common stock or options on stock indexes.

The Adviser looks for high quality, sustainable growth stocks while paying careful attention to valuation. Research is bottom-up, emphasizing business fundamentals, including financial statement analysis and industry and competitor evaluations. The Adviser selects stocks it believes exhibit consistent, above-average earnings growth, industry leadership, attractive risk/reward characteristics and meet the CEEDs(TM) social criteria. These companies are expected to generate consistent earnings growth in a variety of economic environments.

The Adviser also seeks to provide a greater margin of safety and stability in its investments. Rapid earnings growth is expected to translate ultimately into superior total returns. Additionally, several valuation tools are used to avoid over-paying for growth stocks. Over time, the Adviser believes these favorable characteristics will produce better returns with less risk than many other growth styles.

The Adviser's research team analyzes a broad universe of over 2,000 companies. Industry specialists search for high-quality companies that are growing their earnings at roughly double the market's average. Approximately 150 stocks pass these initial screens and are subject to thorough research. Dominant market share, strong financials, the power to price, significant free cash flow and shareholder-oriented management are critical attributes or factors.

After applying the fundamental investment analysis, the research process for the Series also includes proactive screens, exclusionary screens, and proxy voting, with emphasis placed on the community, environment, employees, and diversity (CEEDs(TM)). These screens permit identification of the companies that are not only making a positive contribution to the community, environment, and employees, but are also creating policies for superior long-term shareholder returns. The Series excludes companies, based on data available to the Adviser, whose primary business is the production of alcoholic beverages, the production of tobacco products, gaming or lottery, weapons related contracting, or nuclear power.

Final purchase candidates are selected by the Adviser's investment committee based on attractive risk/reward characteristics, social criteria and diversification guidelines. Certain industries may be over or under-weighted by the adviser based upon favorable growth rates or valuation parameters.

The Adviser generally sells stocks when the risk/reward characteristics of a stock turn negative, company fundamentals deteriorate, the stock underperforms the market or its peer group or the company violates the social criteria.

The Fund's investments will emphasize large cap growth stocks (generally $5 billion or more of market capitalization at the time of purchase), but also may include small to medium cap stocks (between $1 billion and $5 billion in total market capitalization) and special situations (expected stable return, favorable risk charaterists, typically involving corporate restructuring). The Fund may also use derivative securities from time to time in order to manage cash flows in and out of the Fund while remaining fully invested.

In order to respond to adverse market, economic, political or other conditions, the Series may assume a temporary defensive position and invest without limit in commercial paper and other money market instruments that are rated investment grade. The result of this action may be that the Series will be unable to achieve its investment objective. The series also may use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information.

ADDITIONAL RISK INFORMATION
The following is a list of certain risks that may apply to your investment in the Fund. Further information about investment risk is available in our Statement of Additional Information:

o MARKET RISK: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

o INDUSTRY AND SECURITY RISK: The risk that the value of securities in a particular industry or the value of an individual stock will decline because of changing expectations for the performance of that industry or for the individual company issuing the stock. Because the Series avoids investing in companies that do not meet socially responsible criteria, its exposure to certain industry sectors may be greater or less than similar funds or market indexes. This could affect the Fund's performance.

o GROWTH-ORIENTED INVESTING RISK: The risk that an investment in a growth-oriented portfolio may be more volatile than the rest of the U.S. market as a whole.

o DERIVATIVES RISK: Some of the Series' investments may be referred to as "derivatives" because their value depends on, or derives from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging and related income strategies. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of the Series' total assets may at any time be committed or exposed to derivative strategies.

o MASTER/FEEDER RISK: The master/feeder structure is relatively new and complex. While this structure is designed to reduce costs, it may not do so, and there may be operational or other complications. For example, large-scale redemptions by other feeders of their shares of the master fund could have adverse effects on a fund such as requiring the liquidation of a substantial portion of the master fund's holdings at a time when it could be disadvantageous to do so. Also, other feeders of a master fund may have a greater ownership interest in the master fund and, therefore, could have effective voting control over the operation of the master fund.
o OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

MANAGEMENT OF THE FUND
The Board of Trustees supervises the management, activities and affairs of the Fund and has approved contracts with various financial organizations to provide, among other services, the day-to-day management required by the Fund and its shareholders. The Board of Trustees includes a member of the Roxbury Investment Committee.

INVESTMENT ADVISER
         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT IS AN ADVISER?
         The Adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the adviser must follow in its management activities.
         -----------------------------------------------------------------------

Roxbury Capital Management, LLC, 100 Wilshire Boulevard, Suite 600, Santa Monica, California 90401, serves as the investment adviser for the Fund (by managing the Series). Under an advisory agreement, Roxbury, subject to the supervision of the Board of Trustees, directs the investments of the Series in accordance with its investment objective, policies and limitations. In addition to serving as Adviser to the Series, Roxbury is engaged in a variety of investment advisory activities, including the management of separately managed accounts. The Series pays a monthly advisory fee to Roxbury at the annual rate of 0.75% of the Series' first $1 billion of average daily net assets; 0.70% of the Series' next $1 billion of average daily net assets; and 0.65% of the Series' average daily net assets over $2 billion.

PORTFOLIO MANAGER
The day-to-day management of the Series is the responsibility of Roxbury's Investment Committee. The Investment Committee meets regularly to make investment decisions for the Series and relies on Roxbury's research team.

SERVICE PROVIDERS
The following chart provides information on the Fund's primary service providers.

Asset                                                                        Shareholder
Management                                                                   Services
------------------------------------                                         --------------------------------

              ADVISER                                                                TRANSFER AGENT

  ROXBURY CAPITAL MANAGEMENT, LLC                                                       PFPC INC.
      100 WILSHIRE BOULEVARD                                                      400 BELLEVUE PARKWAY
             SUITE 600                                                            WILMINGTON, DE 19809
      SANTA MONICA, CA 90401                                                            SUITE 108

                                                                              Handles shareholder services,
                                                                               including recordkeeping and
                                                                                 statements, payment of
   Manages the Fund's investment                                             distribution and processing of
            activities.                                                          buy and sell requests.

------------------------------------                                         --------------------------------



                                        ---------------------------------

                                          ROXBURY SOCIALLY RESPONSIBLE
                                                      FUND

                                        ---------------------------------

Fund                                                                         Asset
Operations                                                                   Safe Keeping
------------------------------------                                         --------------------------------

         ADMINISTRATOR AND                                                              CUSTODIAN
         ACCOUNTING AGENT
                                                                                WILMINGTON TRUST COMPANY
             PFPC INC.                                                             RODNEY SQUARE NORTH
       400 BELLEVUE PARKWAY                                                     1100 NORTH MARKET STREET
       WILMINGTON, DE 19809                                                       WILMINGTON, DE 19890

Provides facilities, equipment and                                              Holds the Fund's assets,
      personnel to carry out                                                  settles all portfolio trades
administrative services related to                                              and collects most of the
the Fund and calculates the Fund's                                             valuation data required for
      NAV and distributions.                                                 calculating the Fund's NAV per
                                                                                         share.
------------------------------------                                         --------------------------------

                                Distibution

                                -------------------------------------------------

                                                  DISTRIBUTION

                                          PROVIDENT DISTRIBUTORS, INC.
                                               3200 HORIZON DRIVE
                                           KING OF PRUSSIA, PA 19406

                                         Distributes the Fund's shares.

                                -------------------------------------------------

SHAREHOLDER INFORMATION
HOW SHARE PRICE IS CALCULATED
The Fund values its assets based on current market values when such values are readily available. These prices normally are supplied by a pricing service. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that PFPC determines the Fund's daily net asset value. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities. Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Fund is subject to the risk that it has valued certain of its stocks at a higher price than it can sell them.

         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT IS THE NET ASSET VALUE or "NAV"?
                                            NAV = Assets - Liabilities
                                                  --------------------
                                                   Outstanding Shares

         -----------------------------------------------------------------------

PFPC determines the NAV per share of the Fund as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time), on each Business Day (a day that the Exchange, the Transfer Agent and the Philadelphia branch of the Federal Reserve Bank are open for business). The NAV is calculated by adding the value of all securities and other assets in the Fund, deducting its liabilities and dividing the balance by the number of outstanding shares in the Fund.

Shares will not be priced on those days the Fund is closed. As of the date of this prospectus, those days are:

     New Year's Day                 Memorial Day        Veterans Day
     Martin Luther King, Jr. Day    Independence Day    Thanksgiving Day
     Presidents' Day                Labor Day           Christmas Day
     Good Friday                    Columbus Day

SELECTING THE CORRECT CLASS OF SHARES
This prospectus offers Class A, Class B and Class C shares of the Fund. Each class has its own cost structure, allowing you to choose the one that best meets your requirements and current expectations. Your financial consultant can help you decide which class is best for you. For estimated expenses of each class, see the table under "Fees and Expenses" earlier in this prospectus.

CLASS A SHARES--INITIAL SALES CHARGE
If you purchase Class A shares, you will incur a sales charge at the time of purchase (a "front-end load") based on the dollar amount of your purchase. The maximum initial sales charge is 5.50%, which is reduced for purchases of $50,000 and more. Sales charges also may be reduced by using the accumulation privilege described under "Sales Charge Reductions and Waivers." Class A shares are subject to an ongoing shareholder service fee of 0.25% of the Fund's average net assets attributable to Class A shares. Class A shares will not be subject to any contingent deferred sales charge (CDSC or "back end load") when they are redeemed. Although some purchases may not be subject to an initial sales charge, if the initial sales charge is waived, such purchases may be subject to a CDSC of 1.00% if the shares are redeemed within one year after purchase. Class A shares also will be issued upon conversion of Class B shares, as described below under "Class B Shares." The minimum initial investment in Class A shares is $2,000.

Part of the front-end sales charge is paid directly to the selling broker-dealer (the "dealer reallowance"). The remainder is retained by the distributor and may be used either to promote the sale of the Fund's shares or to compensate the distributor for its efforts to sell the shares of the Fund.

------------------------------------------------------ ----------------------- -----------------------
YOUR INVESTMENT                                          AS A PERCENTAGE OF      AS A PERCENTAGE OF
                                                           OFFERING PRICE         YOUR INVESTMENT
------------------------------------------------------ ----------------------- -----------------------
$50,000 and less                                               5.50%                   5.82%
------------------------------------------------------ ----------------------- -----------------------
$50,000 up to $150,000                                         5.00%                   5.26%
------------------------------------------------------ ----------------------- -----------------------
$150,000 up to $250,000                                        4.50%                   4.71%
------------------------------------------------------ ----------------------- -----------------------
$250,000 up to $500,000                                        3.50%                   3.63%
------------------------------------------------------ ----------------------- -----------------------
$500,000 up to $1,000,000                                      3.00%                   3.09%
------------------------------------------------------ ----------------------- -----------------------
Over $1,000,000                                                0.00%                   0.00%
------------------------------------------------------ ----------------------- -----------------------

CLASS B SHARES--DEFERRED SALES CHARGE
If you purchase Class B shares, you will not incur a sales charge at the time of purchase. However, Class B shares are subject to an ongoing Rule 12b-1 distribution fee of 0.75% of average net assets and an ongoing shareholder service fee of 0.25% of average net assets. The Rule 12b-1 distribution fee and the shareholder service fee accrue daily and are paid monthly. Class B shares are subject to a CDSC if you redeem them prior to the seventh year after purchase. At the end of the eighth year after purchase, Class B shares will automatically convert into Class A shares of the Fund, which are subject to the shareholder service fee of 0.25%. Automatic conversion of Class B shares into Class A shares will occur at least once a month on the basis of the relative net asset values of the shares of the two classes on the conversion date, without the imposition of any sales load, fee or other charge. Conversion of Class B shares to Class A shares will not be deemed a purchase or sale of the shares for federal income tax purposes. Shares purchased through reinvestment of dividends and other distributions on Class B shares also will convert automatically to Class A shares based on the portion of purchased shares that convert. The minimum initial investment in Class B shares is $2,000.

CLASS C SHARES--PAY AS YOU GO
If you purchase Class C shares, you do not incur a sales charge at the time of purchase. However, Class C shares are subject to an ongoing Rule 12b-1 distribution fee of 0.75% of average net assets and an ongoing shareholder service fee of 0.25% of average net assets. Class C shares also are subject to a 1.00% CDSC if you redeem them within 18 months of purchase. Although Class C shares are subject to a CDSC for only 18 months (as compared to six years for Class B), Class C shares have no conversion feature. Accordingly, if you purchase Class C shares, those shares will be subject to the 0.75% distribution fee and the 0.25% shareholder service fee for as long as you own your Class C shares. The minimum initial investment in Class C shares is $2,000.

You may be subject to a CDSC upon redemption of your Class B and Class C shares under the following conditions:

              o  Class B Shares
              ---------------------------------------------------------------
                YEARS AFTER PURCHASE       CDSC ON SHARES BEING REDEEMED
              ---------------------------------------------------------------
                      1st year                         5.00%
              ---------------------------------------------------------------
                      2nd year                         4.00%
              ---------------------------------------------------------------
                      3rd year                         3.00%
              ---------------------------------------------------------------
                      4th year                         3.00%
              ---------------------------------------------------------------
                      5th year                         2.00%
              ---------------------------------------------------------------
                      6th year                         1.00%
              ---------------------------------------------------------------
                      7th year                          None
              ---------------------------------------------------------------
                 After the 7th year                     None
              ---------------------------------------------------------------

              Class B shares will be automatically converted to Class A shares at the end of the eighth year after purchase.

              o  Class C Shares
              If you redeem Class C shares within 18 months of purchase, you will be charged a CDSC of 1.00%. There is no CDSC imposed on Class C shares acquired through reinvestment of dividends or capital gains.

The CDSC will be imposed on the lesser of the original purchase price or the net asset value of the redeemed shares at the time of the redemption. CDSC calculations are based on the specific shares involved, not the value of the account. To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these shares to meet your request, we will sell your shares on a first-in, first-out basis. Your financial consultant or institution may elect to waive some or all of the payment, thereby reducing or eliminating the otherwise applicable CDSC.

OTHER CLASSES OF SHARES
The Fund may offer other classes of shares, from time to time, for special purposes. These other classes, if offered, will not be available to the general public, although they may appear in newspaper listings. When reviewing newspaper listings, please remember that the class or classes listed may not be the class you own and therefore the net asset value(s) listed may be different from the net asset value of your shares.

SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING SALES CHARGES ON YOUR CLASS A SHARES. There are several ways you can combine multiple purchases of Class A shares to take advantage of the breakpoints in the sales charge schedule. These can be combined in any manner:

o Accumulation privilege--lets you add the value of any Class A shares you and your immediate family already own to the amount of your next investment for purposes of calculating sales charges

o Letter of intent--lets you purchase Class A shares over a 13-month period and receive the same sales charge as if all shares had been purchased at once. See the new account application and our Statement of Additional Information for terms and conditions.

To use these privileges, discuss your eligibility with your financial consultant.

CDSC WAIVERS. In general, the CDSC may be waived on shares you sell for the following reasons:

o Payments through certain systematic retirement plans and other employee benefit plans

o Qualifying distributions from qualified retirement plans and other employee benefit plans

o Distributions from custodial accounts under section 403(b)(7) of the Internal Revenue Code as well as from Individual Retirement Accounts (IRAs) due to death, disability or attainment of age 59 1/2

o    Participation in certain fee-based programs

To use any of these waivers, contact your financial consultant.

REINSTATEMENT PRIVILEGE. If you sell shares of the Fund, you may invest some or all of the proceeds in the Fund within 90 days without a sales charge. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

To use this privilege, contact your financial consultant.

NET ASSET VALUE PURCHASES. Class A shares may be sold at net asset value, with only a $2,000 minimum initial investment, to:

o Clients of financial consultants who exchange their shares from an unaffiliated investment company that has a comparable sales charge, so long as shares are purchased within 60 days of the redemption;

o Trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with 50 or more eligible employees and employer-sponsored benefit plans in connection with purchases of Fund shares made as a result of participant-directed exchanges between options in such a plan;

o Investment advisers, financial planners and certain financial institutions that place trades for their own accounts or the accounts of their clients either individually or through a master account and who charge a management, consulting or other fee for their services;

o "Wrap accounts" for the benefit of clients of broker-dealers, financial institutions or financial planners having sales or service agreements with the distributor or another broker-dealer or financial institution with respect to sales of Fund shares;

o Current or retired trustees, officers and employees of the Fund, the distributor, the transfer agent, the adviser and its members, certain family members of the above persons, and trusts or plans primarily for such persons or their family members;

o Current or retired registered representatives or full-time employees and their spouses and minor children and plans of broker-dealers or other institutions that have selling agreements with the distributor; and

o Such other persons as are determined by the adviser or distributor to have acquired shares under circumstances where the Fund has not incurred any sales expense.

PURCHASE OF SHARES
Investors may purchase shares of the Fund through financial intermediaries such as financial consultants, securities brokers, dealers or benefit plan administrators. Investors should contact their financial intermediary directly for appropriate purchase instructions, as well as for information pertaining to accounts and any servicing or transaction fees that may be charged. Some financial intermediaries may appoint subagents.

The minimum initial investment in Class A, Class B or Class C shares is $2,000 (including IRAs) and $100 for subsequent investments. The adviser or the distributor, at their discretion, may waive these minimums. See our Statement of Additional Information for further details.

See "Sales Charge Reductions and Waivers" for ways to make your initial investment go farther.

Shares are sold at a public offering price based on the net asset value for the class of shares selected. If your purchase order is received by the Transfer Agent before the close of regular trading on the Exchange on any Business Day, you will pay the next public offering price that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day.

Any purchase order may be rejected if the Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders.

It is the responsibility of the financial intermediary to transmit orders for the purchase of shares by its customers to the Transfer Agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

For information on other ways to purchase shares, including through an individual retirement account (IRA), call the Transfer Agent at (800) 497-2960, or see our Statement of Additional Information.

For information on an automatic investment plan or a payroll investment plan, see our Statement of Additional Information.

REDEMPTION OF SHARES
         PLAIN TALK
         -----------------------------------------------------------------------
         HOW TO REDEEM (SELL) SHARES:
         o         By mail
         o         By telephone
         -----------------------------------------------------------------------

If you purchased your shares through a financial intermediary, you should contact the intermediary for information relating to redemptions. The Fund's name and your account number should accompany any redemption requests.

SMALL ACCOUNTS: If the value of your Fund accounts falls below $500, the Fund may ask you to increase your balance. If the account balance is still below $500 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below $500 solely as a result of a reduction in your account's market value.

For information on other ways to redeem shares, please refer to our Statement of Additional Information.

DISTRIBUTIONS
         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT IS NET INVESTMENT INCOME?
         Net investment income consists of interest and dividends earned by a fund on its investments less accrued expenses.
         -----------------------------------------------------------------------

Distributions from the net investment income of the Fund are declared and paid annually to you. Any net capital gain realized by the Fund will be distributed annually.

Distributions are payable to shareholders of record at the time distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional Fund shares, unless you have elected to receive distributions in cash.

TAXES
FEDERAL INCOME TAX: As long as the Fund meets the requirements for being a "regulated investment company," it pays no Federal income tax on the earnings and gains it distributes to shareholders. While the Fund may invest in securities that earn interest subject to Federal income tax and securities that earn interest exempt from that tax, under normal conditions the Fund invests primarily in taxable securities. The Fund will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.

Dividends you receive from the Fund, whether reinvested in Fund shares or taken as cash, are generally taxable to you as ordinary income. The Fund's distributions of net capital gain, whether received in cash or reinvested in additional Fund shares, are taxable to you as long-term capital gain, regardless of the length of time you have held your shares. You should be aware that if Fund shares are purchased shortly before the record date for any dividend or capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution. The Fund anticipates the distribution of net capital gain.

It is a taxable event for you if you sell or exchange shares of the Fund. Depending on the purchase price and the sale price of the shares you exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

STATE AND LOCAL INCOME TAXES: You should consult your tax advisers concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

This section is only a summary of some important income tax considerations that may affect your investment in the Fund. More information regarding those considerations appears in our Statement of Additional Information. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

DISTRIBUTION AND SERVICE ARRANGEMENTS
Provident Distributors, Inc. ("PDI") manages the Fund's distribution efforts and enters into dealer agreements with financial consultants to sell fund shares.

         PLAIN TALK
         -----------------------------------------------------------------------
         HOW CAN YOUR FINANCIAL CONSULTANT HELP YOU?
         Your financial consultant is thoroughly familiar with the Fund and with Roxbury Capital Management. He or she can answer any questions you have now, or in the future, about how the Fund operates, which class of shares is most appropriate for you and how the Roxbury investment style works and has performed for other investors. Your financial consultant is a valuable and knowledgeable resource.
         -----------------------------------------------------------------------

RULE 12B-1 FEES
         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT ARE 12b-1 FEES?
         12b-1 fees, charged by some funds, are deducted from fund assets to pay for marketing and advertising expenses or, more commonly, to compensate sales professionals for selling fund shares.
         -----------------------------------------------------------------------

The Fund has adopted a distribution plan under Rule 12b-1 that allows the Fund to pay a fee to PDI for facilitating the sale and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees indirectly will increase the cost of your investment and may cost you more than paying other types of sales charges.

Rule 12b-1 permits a fund directly or indirectly to pay expenses associated with the distribution of its shares and the servicing of its shareholders in accordance with a plan adopted by the Board of Trustees and approved by its shareholders. Pursuant to the Rule, the Board has approved, and the Fund has entered into, a Distribution Plan with PDI, for the Class B and Class C shares. Under the Distribution Plan, the Fund will pay distribution fees to PDI at a maximum annual rate of 0.75% of its aggregate average daily net assets attributable to its Class B and Class C shares.

The Distribution Plan provides that PDI may use the distribution fees received from a class of shares to pay for the distribution and shareholder servicing expenses of that class, including, but not limited to (i) incentive compensation paid to the directors, officers and employees of, agents for and consultants to, the distributor or any other broker-dealer or financial institution that engages in the distribution of that class; and (ii) compensation to broker-dealers, financial institutions or other persons for providing distribution assistance with respect to that class. Distribution fees may also be used for (i) marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising for that class; (ii) costs of printing and distributing prospectuses, Statements of Additional Information and reports of the Fund to prospective investors in that class; (iii) costs involved in preparing, printing and distributing sales literature pertaining to the Fund and that class; and
(iv) costs involved in obtaining whatever information, analyses and reports with respect to marketing and promotional activities that the Fund may, from time to time, deem advisable with respect to the distribution of that class. Distribution fees are accrued daily and paid monthly, and are charged as expenses of, respectively, Class B and Class C shares as accrued.

The distribution fees applicable to the Class B and Class C shares are designed to permit you to purchase Class B and Class C shares through broker-dealers without the assessment of a front-end sales charge and at the same time to permit the distributor to compensate broker-dealers on an ongoing basis to provide services to shareholders of the Class B and Class C shares attributable to those broker-dealers.

SHAREHOLDER SERVICE FEES
The Board of Trustees has adopted a shareholder service plan authorizing the Fund to pay service providers an annual fee not exceeding 0.25% of the Fund's average daily net assets of each class of shares, to compensate service providers who maintain a service relationship. Service activities provided under this plan include (a) establishing and maintaining shareholder accounts and records, (b) answering shareholder inquiries, (c) assisting in share purchases and redemptions, (d) providing statements and reports to shareholders, and (e) providing other related services requested by shareholders.

MASTER/FEEDER STRUCTURE
Other institutional investors, including other mutual funds, may invest in the Series. The master/feeder structure enables various institutional investors, including the Fund, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder of a master fund, including the Series, will pay its proportionate share of the master fund's expenses.

For reasons relating to costs or a change in investment goal, among others, the Fund could switch to another master fund or decide to manage its assets itself. The Fund is not currently contemplating such a move.

FOR MORE INFORMATION

FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUND, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

STATEMENT OF ADDITIONAL INFORMATION (SAI): Provides a complete technical and legal description of the Fund's policies, investment restrictions, risks, and business structure. This prospectus incorporates the SAI by reference.

Copies of these documents and answers to questions about the Fund may be obtained without charge by contacting:

Roxbury Socially Responsible Fund
c/o PFPC Inc.
400 Bellevue Parkway
Suite 108
Wilmington, Delaware 19809
(800) 497-2960
8:30 a.m. to 5:00 p.m. Eastern time

Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-Mail address: PUBLICINFO@SEC.GOV, or by writing the Public Reference Room of the SEC, Washington, DC, 20549-6009. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-(800)-SEC-0330. Reports and other information about the Fund may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

              FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING
              CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING
                OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES,
                           PLEASE CALL (800) 497-2960.

The investment company registration number is 811-08648.

                        THE ROXBURY LARGE CAP GROWTH FUND
                            THE ROXBURY MID CAP FUND
                     THE ROXBURY SCIENCE AND TECHNOLOGY FUND
                      THE ROXBURY SOCIALLY RESPONSIBLE FUND

                              400 Bellevue Parkway
                           Wilmington, Delaware 19809

--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                                                  _________, 2000

--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus and should be read in conjunction with each Fund's current prospectus, dated _________, 2000, as amended from time to time. A copy of the current prospectuses may be obtained without charge, by writing to Provident Distributors, Inc. ("PDI"), 3200 Horizon Drive, King of Prussia, PA 19406, and from certain financial professionals such as broker-dealers that have entered into servicing agreements with PDI or by calling (800) 497-2960.

                                TABLE OF CONTENTS

GENERAL INFORMATION                                                           3
INVESTMENT POLICIES                                                           3
INVESTMENT LIMITATIONS                                                        5
TRUSTEES AND OFFICERS                                                         6
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES                           9
INVESTMENT ADVISORY AND OTHER SERVICES                                        9
Distribution of shares and Rule 12b-1 Plan                                   11
BROKERAGE ALLOCATION AND OTHER PRACTICES                                     12
CAPITAL STOCK AND OTHER SECURITIES                                           13
PURCHASE, REDEMPTION AND PRICING OF SHARES                                   13
DIVIDENDS                                                                    16
TAXATION OF THE FUND                                                         16
CALCULATION OF PERFORMANCE INFORMATION                                       18
FINANCIAL STATEMENTS                                                         21
OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACT STRATEGIES                   A-1
APPENDIX B -- DESCRIPTION OF RATINGS                                        B-1

                               GENERAL INFORMATION

This Statement of Additional Information relates to the Class A, Class B and Class C shares of The Roxbury Large Cap Growth Fund ("Large Cap Growth Fund"), the Roxbury Mid Cap Fund ("Mid Cap Fund"), the Roxbury Science and Technology Fund ("Science & Technology Fund") and the Roxbury Socially Responsible Fund ("Socially Responsible Fund") (each, a "Fund" and collectively, the "Funds"). All references to the Funds shall include references to the Series (as defined herein) in which each Fund invests. With the exception of the Science and Technology Fund, each Fund is a diversified series of WT Mutual Fund (the "Trust") , a registered open-end management investment company organized as a Delaware business trust. The Trust was organized on June 1, 1994. The name of the Trust was changed from Kiewit Mutual Fund to WT Mutual Fund on October 20, 1998.

                               INVESTMENT POLICIES

Each Fund seeks to meet its investment objective by investing all of its investable assets in a corresponding series of WT Investment Trust I (the "Master") that has the same investment objective, policies and limitations as the investing Fund. Large Cap Growth Fund, Mid Cap Fund, Science and Technology Fund, and Socially Responsible Fund invest all of its investable assets in Large Cap Growth Series, Mid Cap Series, Science and Technology Series and Socially Responsible Series (each, a "Series"), respectively.

The following information supplements the information concerning each Fund's investment objective, policies and limitations found in the prospectus. Unless otherwise indicated, it applies to each Fund through its investment in its corresponding Series. Although each Fund invests principally in common stocks, each may make other kinds of investments from time to time.

CASH MANAGEMENT. Each Fund may invest in cash and cash equivalents including high-quality money market instruments and money market funds in order to manage cash flow in each Fund. Certain of these instruments are described below.

     o MONEY MARKET FUNDS. Each Fund may invest in the securities of other money market mutual funds, within the limits prescribed by the Investment Company Act of 1940, as amended ("1940 Act"). These limitations currently provide, in part, that a Fund may not purchase shares of an investment company if (a) such a purchase would cause the Fund to own in the aggregate more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause the Fund to have more than 5% of its total assets invested in the investment company or (c) more than 10% of the Fund's total assets to be invested in the aggregate in all investment companies.

     o U.S. GOVERNMENT OBLIGATIONS. Each Fund may invest in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Although all obligations of agencies and instrumentalities are not direct obligations of the U.S. Treasury, payment of the interest and principal on these obligations is generally backed directly or indirectly by the U.S. government.

     o COMMERCIAL PAPER. Each Fund may invest in commercial paper. Commercial paper consists of short-term (up to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. Each Fund may invest only in commercial paper rated A-1 or higher by S&P or Moody's or if not rated, determined by the adviser to be of comparable quality. See "Appendix B - Description of Ratings."

     o BANK OBLIGATIONS. Each Fund may invest in U.S. dollar-denominated obligations of major banks, including certificates of deposits, time deposits and bankers' acceptances of major U.S. and foreign banks and their branches located outside of the United States, of U.S. branches of foreign banks, of foreign branches of foreign banks, of U.S.
         agencies of foreign banks and of wholly-owned banking subsidiaries of such foreign banks located in the U. S. Obligations of foreign branches of U.S. banks and U.S. branches of wholly owned subsidiaries of foreign banks may be general obligations of the parent bank, or the issuing branch or subsidiary, or both, or may be limited by the terms of a specific obligation or by governmental regulation.

         Because such obligations are issued by foreign entities, they are subject to the risks of foreign investing.

CONVERTIBLE SECURITIES. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. As a result, each Fund's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuers and any call provisions.

Each Fund may invest in convertible securities that are rated, at the time of purchase, in the three highest rating categories by a nationally recognized statistical rating organization such as S&P or Moody's , or if unrated, are determined by the adviser to be of comparable quality. See Appendix B "Description of Ratings." Should the rating of a security be downgraded subsequent to each Fund's purchase of the security, the adviser, as applicable, will determine whether it is in the best interest of each Fund to retain the security.

DEBT SECURITIES. Debt securities represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.

HEDGING STRATEGIES. Each Fund may engage in certain hedging strategies that involve options and futures. These hedging strategies are described in detail in Appendix A.

ILLIQUID SECURITIES. Each Fund may invest no more than 15% of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. If the limitations on illiquid securities are exceeded, other than by a change in market values, the condition will be reported by the adviser to the Board of Trustees.

OPTIONS ON SECURITIES AND SECURITIES INDEXES. Each Fund may purchase call options on securities that the adviser intends to include in such Fund in order to fix the cost of a future purchase or attempt to enhance return by, for example, participating in an anticipated increase in the value of a security. Each Fund may purchase put options to hedge against a decline in the market value of securities held in such Fund or in an attempt to enhance return. Each Fund may write (sell) put and covered call options on securities in which they are authorized to invest. Each Fund may also purchase put and call options, and write put and covered call options on U.S. securities indexes. Stock index options serve to hedge against overall fluctuations in the securities markets rather than anticipated increases or decreases in the value of a particular security. Of the percentage of the total assets of each Fund that are invested in equity (or related) securities, each Fund may not invest more than 10% of such assets in covered call options on securities and/or options on securities indices.

REPURCHASE AGREEMENTS. Each Fund may invest in repurchase agreements. A repurchase agreement is a transaction in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to a bank or dealer at an agreed date and price reflecting a market rate of interest, unrelated to the coupon rate or the maturity of the purchased security. While it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to each Fund if the other party to the repurchase agreement becomes bankrupt), it is the policy of each Fund to limit repurchase transactions to primary dealers and banks whose creditworthiness has been reviewed and found satisfactory by the adviser. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of each Fund's investment limitations.

RESTRICTED SECURITIES. Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 ("1933 Act") or an exemption from registration. Restricted securities, including securities eligible for re-sale under 1933 Act Rule 144A, that are determined to be liquid are not subject to this limitation. This determination is to be made by the adviser pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such restricted securities, the adviser intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act.

SECURITIES LENDING. Each Fund may lend securities pursuant to agreements, which require that the loans be continuously secured by collateral equal to 100% of the market value of the loaned securities. Such collateral consists of cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for each Fund exceeds one-third of the value of such Fund's total assets taken at fair market value. Each Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, a Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities and even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the adviser to be of good standing and when, in the judgment of the adviser, the consideration that can be earned currently from such securities loans justifies the attendant risk. Either party upon reasonable notice to the other party may terminate any loan.

                             INVESTMENT LIMITATIONS

Except as otherwise provided, each Fund and its corresponding Series has adopted the investment limitations set forth below. Limitations which are designated as fundamental policies may not be changed without the affirmative vote of the lessor of (i) 67% or more of the shares of a Fund present at a shareholders meeting if holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy or (ii) more than 50% of the outstanding shares of a Fund. If any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund's assets or redemptions of shares will not be considered a violation of the limitation.

Each Fund will not as a matter of fundamental policy:

1. purchase the securities of any one issuer, if as a result, more than 5% of a Fund's total assets would be invested in the securities of such issuer, or the Fund would own or hold 10% or more of the outstanding voting securities of that issuer, provided that (1) each Fund may invest up to 25% of its total assets without regard to these limitations; (2) these limitations do not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and (3) repurchase agreements fully collateralized by U.S. Government obligations will be treated as U.S. Government obligations; (This restriction does not apply to the Science and Technology Fund.)

2. purchase securities of any issuer if, as a result, more than 25% of each Fund's total assets would be invested in the securities of one or more issuers having their principal business activities in the same industry, provided, that this limitation does not apply to debt obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; (This restriction does not apply to the Science and Technology Fund.)

3. borrow money, provided that each Fund may borrow money for temporary or emergency purposes, and then in an aggregate amount not in excess of 10% of a Fund's total assets;

4. make loans to other persons, except by (1) purchasing debt securities in accordance with its investment objective, policies and limitations; (2) entering into repurchase agreements; or (3) engaging in securities loan transactions;

5. underwrite any issue of securities, except to the extent that a Fund may be considered to be acting as underwriter in connection with the disposition of any portfolio security;

6. purchase or sell real estate, provided that each Fund may invest in obligations secured by real estate or interests therein or obligations issued by companies that invest in real estate or interests therein, including real estate investment trusts;

7. purchase or sell physical commodities, provided that each Fund may invest in, purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other derivative financial instruments; or

8.   issue senior securities, except to the extent permitted by the 1940 Act.

THE INVESTMENT LIMITATIONS DESCRIBED ABOVE DO NOT PROHIBIT A FUND FROM INVESTING ALL OR SUBSTANTIALLY ALL OF ITS ASSETS IN THE SHARES OF ANOTHER REGISTERED OPEN-END INVESTMENT COMPANY SIMILAR TO ITS CORRESPONDING SERIES.

The following non-fundamental policies apply to each Fund and may be changed by the Board of Trustees without shareholder approval. Each Fund will not:

1.   make short sales of securities except short sales against the box;

2. purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities;

3. purchase portfolio securities if its outstanding borrowings exceed 5% of the value of its total assets.

                              TRUSTEES AND OFFICERS

The Board of Trustees supervises each Fund's activities and reviews contractual arrangements with the Funds' service providers. The Trustees and officers are listed below. All persons named as Trustees and officers also serve in a similar capacity for the Master. An asterisk (*) indicates those Trustees who are "interested persons" of the Trust.


----------------------------------------------------------------------------------------------------------------------
                                    POSITION(S)
                                    HELD WITH
NAME, ADDRESS AND DATE OF BIRTH     THE TRUST      PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
ROBERT ARNOLD                         Trustee      Mr. Arnold founded, and currently co-manages,  R. H. Arnold & Co.,
152 W. 57th Street, 44th Floor                     Inc.,  an  investment  banking  company.  Prior to  forming  R. H.
New York, NY  10019                                Arnold  & Co.,  Inc.  in  1989,  Mr.  Arnold  was  Executive  Vice
Date of Birth: 3/44                                President  and a director  to  Cambrian  Capital  Corporation,  an investment banking firm he co-founded in 1987.
----------------------------------------------------------------------------------------------------------------------
ROBERT J. CHRISTIAN*                  Trustee,     Mr.  Christian  has been Chief  Investment  Officer of  Wilmington
Rodney Square North                   President    Trust Company since  February 1996 and a Director of Rodney Square
1100 N. Market Street                              Management  Corporation  since 1996.  He was Chairman and Director
Wilmington, DE 19890                               of  PNC  Equity   Advisors   Company,   and  President  and  Chief
Date of Birth: 2/49                                Investment  Officer of PNC Asset  Management  Group Inc. from 1994 to 1996.  He was Chief  Investment  Officer  of PNC Bank from 1992 to 1996 and a Director of Provident  Capital  Management from 1993 to 1996.
----------------------------------------------------------------------------------------------------------------------
NICHOLAS A. GIORDANO                   Trustee     Mr.  Giordano  served as interim  President of LaSalle  University
1755 Governor's Way                                from  July  1998  through  June  1999  and  was a  consultant  for
Blue Bell, PA 19422                                financial  services  organizations from late 1997 through 1998. He
Date of Birth: 3/43                                served  as   president   and  chief   executive   officer  of  the
                                                   Philadelphia  Stock  Exchange from 1981 through  August 1997,  and also  served  as  chairman  of the  board  of the  exchange's  two subsidiaries:  Stock  Clearing  Corporation  of  Philadelphia  and
                                                   Philadelphia   Depository   Trust  Company.   Before  joining  the
                                                   Philadelphia   Stock  Exchange,   Mr.  Giordano  served  as  chief
                                                   financial  officer at two  brokerage
----------------------------------------------------------------------------------------------------------------------

                                                                               6


----------------------------------------------------------------------------------------------------------------------
                                    POSITION(S)
                                    HELD WITH
NAME, ADDRESS AND DATE OF BIRTH     THE TRUST      PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
                                                   firms from 1968 to 1971. A certified public  accountant,  he began his career at Price Waterhouse in 1965.
----------------------------------------------------------------------------------------------------------------------
JOHN J. QUINDLEN                       Trustee     Mr.  Quindlen  retired as Senior Vice  President - Finance of E.I.
313 Southwinds                                     duPont de  Nemours &  Company,  Inc.  (diversified  chemicals),  a
1250 W. Southwinds Blvd.                           position  held  from 1984 to 1993.  He  served as Chief  Financial
Vero Beach, FL  32963                              Officer  of E.I.  duPont de  Nemours & Company  from 1984  through
Date of Birth: 5/32                                June  1993.  He also  serves as a  Director  of St. Joe Paper Co., and as a Trustee of Kalmar Pooled Investment Trust.
----------------------------------------------------------------------------------------------------------------------
LOUIS KLEIN JR.                        Trustee     Mr.  Klein has been a  self-employed  financial  consultant  since
80 Butternut Lane                                  1991.  He has  served  as  Trustee  of  Manville  Personal  Injury
Stamford, CT  06903                                Settlement Trust since 1991.
Date of Birth: 5/35
----------------------------------------------------------------------------------------------------------------------
CLEMENT C. MOORE, II                   Trustee     Mr. Moore has been the Managing Partner,  Mariemont Holdings, LLC,
5804 Quaker Neck Road                              a commercial real estate holding and  development  company
Chestertown, MD 21620                              since 1980.
Date of Birth: 9/44
----------------------------------------------------------------------------------------------------------------------
ERIC BRUCKER                           Trustee     Mr.  Brucker has been the Dean of the College of Business,  Public
University of Maine                                Policy  and  Health at the  University  of Maine  since  September
Orono, ME  04473                                   1998.  Prior to 1998,  he was Dean of the School of  Management at
Date of Birth: 12/41                               the University of Michigan.
----------------------------------------------------------------------------------------------------------------------

                                                                               7

----------------------------------------------------------------------------------------------------------------------
                                    POSITION(S)
                                    HELD WITH
NAME, ADDRESS AND DATE OF BIRTH     THE TRUST      PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
WILLIAM P. RICHARDS*                  Trustee      Mr. Richards is a Managing  Director and Senior  Portfolio  Manager
100 Wilshire Boulevard                             with  Roxbury  Capital  Management  LLC.  He has been with the firm
Suite 600                                          since 1998 and works with  foundation  and  endowment  accounts and
Santa Monica, CA  90401                            leads the firm's mutual fund group. Previously,  he was a principal
Date of Birth: 11/36                               at  Roger  Engemann  &  Associates,  and  Van  Deventer  & Hoc,  an
                                                   investment  management  firm.  Prior  to  that,  he  was  with  the accounting firm Booz, Allen and Hamilton.
----------------------------------------------------------------------------------------------------------------------
ERIC K. CHEUNG                          Vice       Mr. Cheung has been a Vice  President at Wilmington  Trust Company
Rodney Square North                   President    since 1986.  From 1978 to 1986,  he was the Fund Manager for fixed
1100 N. Market Street                              income  assets of the Meritor  Financial  Group.  Since 1991,  Mr.
Wilmington, DE 19890                               Cheung has been the Division  Manager,  Fixed  Income  Products at
Date of Birth: 12/54                               Wilmington Trust Company.
----------------------------------------------------------------------------------------------------------------------
JOSEPH M. FAHEY, JR.                    Vice       Mr. Fahey has been a Vice President with Rodney Square  Management
Rodney Square North                   President    Corporation  ("RSMC")  since  1992.  He has  been a  Director  and
1100 North Market Street                           Secretary of RSMC since 1986 and was an Assistant  Vice  President
Wilmington, DE 19809                               from 1988 to 1992.
Date of Birth: 1/57
----------------------------------------------------------------------------------------------------------------------
PAT COLLETTI                            Vice       Mr.  Colletti has been Vice  President  and Director of Investment
400 Bellevue Parkway                  President    Accounting  and  Administration  of PFPC Inc.  since  April  1999.
Wilmington, DE 19809                     and       From 1986 to April 1999, he was Controller for the Reserve Funds.
Date of Birth: 11/58                  Treasurer
----------------------------------------------------------------------------------------------------------------------
GARY M. GARDNER                       Secretary    Mr.  Gardner has been a Senior Vice  President of PFPC Inc.  since
400 Bellevue Parkway                               January 1994.  Mr. Gardner  provided  legal and regulatory  advice
Wilmington, DE  19809                              to mutual  funds and their  management  for more than twenty years
Date of Birth: 2/51                                at Federated  Investors,  Inc.,  SunAmerica Asset Management Corp.
                                                   and The Boston Company, Inc.
----------------------------------------------------------------------------------------------------------------------

The fees and expenses of the Trustees who are not "interested persons" of the Trust ("Independent Trustees"), as defined in the 1940 Act are paid by the Trust. The following table shows the fees paid during the fiscal year ended June 30, 2000 to the Independent Trustees for their service to the Trust and the total compensation paid to the Trustees by the WT Fund Complex, which consists of the Trust and the Master.

[ON OCTOBER ___, 2000, THE TRUSTEES AND THE OFFICERS OF THE TRUST, AS A GROUP, OWNED BENEFICIALLY, OR MAY BE DEEMED TO HAVE OWNED BENEFICIALLY, LESS THAN 1% OF HE OUTSTANDING SHARES OF THE LARGE CAP GROWTH FUND.]

             TRUSTEES' FEES FOR THE FISCAL YEAR ENDED JUNE 30, 1999

                               COMPENSATION         TOTAL COMPENSATION
INDEPENDENT TRUSTEE           FROM THE TRUST     FROM THE WT FUND COMPLEX
-------------------           --------------     ------------------------
Robert  Arnold                       $                      $
Eric Brucker                         $                      $
Nicholas Giordano                    $                      $
Louis Klein, Jr.                     $                      $
Clement C. Moore, II                 $                      $
John  Quindlen                       $                      $

The Trust has an Audit Committee which has the responsibility, among other things, to (1) recommend the selection of the Trust's independent auditors; (2) review and approve the scope of the independent auditors' audit activity; (3) review the financial statements which are the subject of the independent auditors' certifications; and (4) review with such independent auditors the adequacy of the Trust's basic accounting system and the effectiveness of the Trust's internal accounting controls.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of the date of this Statement of Additional Information, the following shareholders were known to own beneficially 5% or more of the outstanding shares of the Large Cap Growth Fund:

[INSERT 5% S/HS]

                     INVESTMENT ADVISORY AND OTHER SERVICES

ADVISORY SERVICES

Roxbury Capital Management, LLC ("Roxbury" or the "adviser") serves as the investment adviser to each Series. An employee of Roxbury, Mr. Richards, serves as Trustee for the Trust. The Large Cap Growth Series pays a monthly advisory fee to Roxbury at the annual rate of 0.55% of that Series' first $1 billion of average daily net assets; 0.50% of the Series' next $1 billion of average daily net assets; and 0.45% of the Series' average daily net assets over $2 billion. The Mid Cap Series and the Socially Responsible Series each pay a monthly advisory fee to Roxbury at the annual rate of 0.75% of the Series' first $1 billion of average daily net assets; 0.70% of the Series' next billion of average daily net assets; and 0.65% of the Series' average daily net assets over $2 billion. The Science and Technology Series pays a monthly advisory fee to Roxbury at the annual rate of 1.00% of the Series' first $1 billion in assets; 0.95% of the Series' next $1 billion of average daily net assets; and 0.90% for the Series' average daily net assets over $2 billion.

Roxbury has agreed to waive a portion of its advisory fee or reimburse expenses to the extent total operating expenses, as a percentage of average net assets, exceed 1.30% for the Class A shares of Large Cap Growth Fund and 2.05% for Class B and Class C shares of the Large Cap Growth Fund. With respect to the Mid Cap Fund and Socially Responsible Fund, Roxbury has agreed to waive a portion of its advisory fee or reimburse expenses to the extent total operating expenses, as a percentage of average net assets, exceed 1.55% for each Fund's Class A shares and 2.30% for each Fund's Class B shares and Class C shares. Roxbury has also agreed to waive a portion of its advisory fee or reimburse expenses to the extent total operating expenses, as a percentage of average net assets, exceed 1.80% for the Class A shares of the Science and Technology Fund and 2.55% for the Class B shares and Class C shares of the Science and Technology Fund. These undertakings will remain in place until the Board of Trustees approves their terminations.

Under the terms of the advisory agreement, Roxbury agrees to: (a) direct the investments of each Series, subject to and in accordance with each Series' investment objective, policies and limitations set forth in its prospectus and this Statement of Additional Information; (b) purchase and sell for each Series, securities and other investments consistent with each Series' investment objectives and policies; (c) supply office facilities, equipment and personnel necessary for servicing the investments of each Series; (d) pay the salaries of all personnel of each Series and the adviser performing services relating to research, statistical and investment activities on behalf of each Series; (e) make available and provide such information as each Series and/or its administrator may reasonably request for use in the preparation of its registration statement, reports and other documents required by any applicable federal, foreign or state statutes or regulations; (f) make its officers and employees available to the Trustees and officers of the Trust for consultation and discussion regarding the management of each Series and its investment activities. Additionally, Roxbury agrees to create and maintain all necessary records in accordance with all applicable laws, rules and regulations pertaining to the various functions performed by it and not otherwise created and maintained by another party pursuant to contract with the Trust. The adviser may at any time or times, upon approval by the Board of Trustees, enter into one or more sub-advisory agreements with a sub-adviser pursuant to which the adviser delegates any or all of its duties as listed.

For its services as adviser, Roxbury received fees from Large Cap Growth Series in the amount of $_____ for the period of November 1, 1999 to June 30, 2000.

The agreement provides that the adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by any of the Series in connection with the matters to which the agreement relates, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its obligations and duties under the agreement.

The salaries of any officers and Trustees of the Trust who are affiliated with the adviser and the salaries of all personnel of the adviser performing services for each Fund relating to research, statistical and investment activities are paid by the adviser.

CODE OF ETHICS

The Board of Trustees of the Fund and the Master and each of the Master's investment advisers have adopted a consolidated code of ethics pursuant to Rule 17j-1 of 1940 Act. The Code significantly restricts the personal investing activities of directors/trustees, officers and employees of each investment adviser, the Fund and the Master who have access to information about recent portfolio transactions.. Among other provisions, the code requires that such directors/trustees, officers and employees with access to information about the purchase or sale of portfolio securities obtain pre-clearance before executing personal trades.

ADMINISTRATION AND ACCOUNTING SERVICES

Under separate Administration and Accounting Services Agreements, PFPC Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809 performs certain administrative and accounting services for the Trust and the Master. These services include preparing shareholder reports, providing statistical and research data, assisting the adviser in compliance monitoring activities, and preparing and filing federal and state tax returns on behalf of the Trust and the Master. In addition, PFPC prepares and files various reports with the appropriate regulatory agencies and prepares materials required by the SEC or any state securities commission having jurisdiction over the Trust. The accounting services performed by PFPC include determining the net asset value per share of each Fund and Series and maintaining records relating to the securities transactions of each Fund and Series. The Administration and Accounting Services Agreements provide that PFPC and its affiliates shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust or the Master, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on their part in the performance of their obligations and duties under the Administration and Accounting Services Agreements.

[PFPC: PLEASE ADD COMPENSATION PAID TO PFPC WITH RESPECT TO LARGE CAP GROWTH SERIES FOR THE FISCAL PERIOD ENDING 6/30/00]

ADDITIONAL SERVICE PROVIDERS

INDEPENDENT AUDITORS. Ernst & Young LLP, serves as the independent auditor to the Trust and the Master, providing services which include (1) auditing the annual financial statements for each Fund and its corresponding Series, (2) assistance and consultation in connection with SEC filings and (3) preparation of the annual federal income tax returns filed on behalf of the Trust.

LEGAL COUNSEL. Pepper Hamilton LLP, 3000 Two Logan Square, 18th and Arch Streets, Philadelphia, PA 19103, serves as counsel to the Trust and the Master.

CUSTODIAN. Wilmington Trust Company, 1100 N. Market Street, Wilmington, DE 19890, serves as the custodian.

TRANSFER AGENT. PFPC Inc. ("PFPC"), 400 Bellevue Parkway, Wilmington, DE 19809-0001, serves as the Transfer Agent and Dividend Paying Agent.

                   DISTRIBUTION OF SHARES AND RULE 12B-1 PLAN

Provident Distributors, Inc. ("PDI"), 3200 Horizon Drive, King of Prussia, PA 19406, serves as the underwriter of the Trust's shares pursuant to a Distribution Agreement with the Trust. Pursuant to the terms of the Distribution Agreement, PDI is granted the right to sell the shares of the Trust as agent for the Trust. Shares of the Trust are offered continuously.

Under the terms of the Distribution Agreement, PDI agrees to use all reasonable efforts to secure purchasers for Class B and Class C shares of each Fund and to pay expenses of printing and distributing prospectuses, statements of additional information and reports prepared for use in connection with the sale of Class B and Class C shares of each fund and any other literature and advertising used in connection with the offering, out of the compensation it receives pursuant to the Trust's Plan of Distribution adopted pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"). PDI receives no underwriting commissions or Rule 12b-1 fees in connection with the sale of the Trust's Class A shares.

The Distribution Agreement provides that PDI, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Agreement, will not be liable to the Trust or its shareholders for losses arising in connection with the sale of Trust shares.

The Distribution Agreement became effective as of November 1, 1999 and was amended on ________, 2000. The agreement continues in effect for a period of two years. Thereafter, the agreement may continue in effect for successive annual periods provided such continuance is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees. The Distribution Agreement terminates automatically in the event of an assignment. The agreement is also terminable without payment of any penalty with respect to the Trust (i) by vote of a majority of the Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of any Rule 12b-1 Plan of the Trust or any agreements related to a 12b-1 Plan, or by vote of a majority of the outstanding voting securities of the applicable Fund on sixty (60) days' written notice to PDI; or (ii) by PDI on sixty (60) days' written notice to the Trust.

PDI will be compensated for distribution services according to the Class B and Class C 12b-1 Plans regardless of PDI's expenses. The Class B and Class C 12b-1 Plans provide that PDI will be paid for distribution activities such as public relations services, telephone services, sales presentations, media charges, preparation, printing and mailing advertising and sales literature, data processing necessary to support a distribution effort and printing and mailing of prospectuses to prospective shareholders. Additionally, PDI may pay certain financial institutions such as banks or broker-dealers who have entered into servicing agreements with PDI ("Service Organizations") and other financial institutions for distribution and shareholder servicing activities. The Class B and Class C 12b-1 Plans became effective as of November 1, 1999 and were amended on _________, 2000.

When purchasing Class A shares, a sales charge will be incurred at the time of purchase (a "front-end load") based on the dollar amount of the purchase. The maximum initial sales charge is 5.50%, which is reduced for purchases of $50,000 and more. Sales charges also may be reduced by using the accumulation privilege described under "Sales Charge Reductions and Waiver". Although purchases of $1,000,000 or more may not be subject to an initial sales charge, if the initial sales charge is waived, such purchases may be subject to a CDSC of 1.00% if the shares are redeemed within one year after purchase.

Part of the front-end sales charge is paid directly to the selling broker-dealer (the "dealer reallowance"). The remainder is retained by the distributor and may be used either to promote the sale of each of the Fund's shares or to compensate PDI for its efforts to sell the shares of each Fund.

----------------------------------------------------------------------------------------------------------------------
                                                                                              DEALER REALLOWANCE
YOUR INVESTMENT                      AS A PERCENTAGE OF        AS A PERCENTAGE OF YOUR        AS A PERCENTAGE OF
                                       OFFERING PRICE                 INVESTMENT                OFFERING PRICE
----------------------------------------------------------------------------------------------------------------------
$50,000 and less                            5.50%                       5.82%                        4.00%
----------------------------------------------------------------------------------------------------------------------
$50,000 up to $150,000                      5.00%                       5.26%                        3.50%
----------------------------------------------------------------------------------------------------------------------
$150,000 up to $250,000                     4.50%                       4.71%                        3.00%
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                                                                              DEALER REALLOWANCE
YOUR INVESTMENT                      AS A PERCENTAGE OF        AS A PERCENTAGE OF YOUR        AS A PERCENTAGE OF
                                       OFFERING PRICE                 INVESTMENT                OFFERING PRICE
----------------------------------------------------------------------------------------------------------------------
$250,000 up to $500,000                     3.50%                       3.63%                        2.25%
----------------------------------------------------------------------------------------------------------------------
$500,000 up to $1,000,000                   3.00%                       3.09%                        1.74%
----------------------------------------------------------------------------------------------------------------------
Over $1,000,000                             0.00%                       0.00%                        0.00%
----------------------------------------------------------------------------------------------------------------------

The Class B and Class C 12b-1 Plans further provide that payment shall be made for any month only to the extent that such payment does not exceed (i) 0.75% on an annualized basis of the respective Class B and Class C shares' average net assets; and (ii) limitations set from time to time by the Board of Trustees.

Under the Class B and Class C 12b-1 Plans, if any payments made by the adviser out of its advisory fee, not to exceed the amount of that fee, to any third parties (including banks), including payments for shareholder servicing and transfer agent functions, were deemed to be indirect financing by each Fund of the distribution of its shares, such payments are authorized. Each Series may execute portfolio transactions with and purchase securities issued by depository institutions that receive payments under the 12b-1 Plans. No preference for instruments issued by such depository institutions is shown in the selection of investments.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

The adviser places all portfolio transactions on behalf of a Series. Any debt securities purchased and sold by a Series are generally traded on the dealer market on a net basis (i.e., without commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer (the securities firm or bank dealing with a Series) makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter.

The primary objective of the adviser in placing orders on behalf of a Series for the purchase and sale of securities is to obtain best execution at the most favorable prices through responsible brokers or dealers and, where the spread or commission rates are negotiable, at competitive rates. In selecting a broker or dealer, the adviser considers, among other things: (i) the price of the securities to be purchased or sold; (ii) the rate of the spread or commission;
(iii) the size and difficulty of the order; (iv) the nature and character of the spread or commission for the securities to be purchased or sold; (v) the reliability, integrity, financial condition, general execution and operational capability of the broker or dealer; and (vi) the quality of any research or statistical services provided by the broker or dealer to a Series or to the adviser.

The adviser cannot readily determine the extent to which spreads or commission rates or net prices charged by brokers or dealers reflect the value of their research, analysis, advice and similar services. In such cases, the adviser receives services it otherwise might have had to perform itself. The research, analysis, advice and similar services provided by brokers or dealers can be useful to the adviser in serving its other clients, as well as in serving a Series. Conversely, information provided to the adviser by brokers or dealers who have executed transaction orders on behalf of other clients of the adviser may be useful in providing services to a Series.

[PFPC: STATE THE BROKERAGE COMMISSIONS PAID BY LARGE CAP GROWTH SERIES FOR THE LAST THREE FISCAL YEARS.]

Some of the adviser's other clients may have investment objectives and programs similar to that of one or more of the Series. Occasionally, recommendations made to other clients may result in their purchasing or selling securities simultaneously with a particular Series. Consequently, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is the policy of the adviser not to favor one client over another in making recommendations or in placing orders. In the event of a simultaneous transaction, purchases or sales are averaged as to price, transaction costs are allocated among a Series and other clients participating in the transaction on a pro rata basis and purchases and sales are normally allocated among a series and the other clients as to amount according to a formula determined prior to the execution of such transactions.

                       CAPITAL STOCK AND OTHER SECURITIES

The Trust issues three separate classes of shares, Class A, Class B and Class C shares for each Fund. The shares of each Fund, when issued and paid for in accordance with the prospectus, will be fully paid and non-assessable shares, with equal voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.

The separate classes of shares each represent interests in the same portfolio of investments, have the same rights and are identical in all respects, except that Class B and Class C shares bear Rule 12b-1 distribution expenses of 0.75% of the average net assets of the respective Class B and Class C shares and have exclusive voting rights with respect to the Rule 12b-1 Plan pursuant to which the Rule 12b-1 fee may be paid. Each Class bears a shareholder service fee of 0.25% of the average net assets of the Class. The net income attributable to a class of shares and the dividends payable on such shares will be reduced by the amount of any shareholder service or Rule 12b-1 fees; accordingly, the net asset value of Class A, Class B and Class C shares will be reduced by such amount to the extent a Fund has undistributed net income.

Shares of a Fund entitle holders to one vote per share and fractional votes for fractional shares held. Shares have non-cumulative voting rights, do not have preemptive or subscription rights and are transferable. Each Fund and class takes separate votes on matters affecting only that Fund or class. For example, a change in the fundamental investment policies for a Fund would be voted upon only by shareholders of that Fund.

The Funds do not hold annual meetings of shareholders. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record owning not less than 10% of a Fund's outstanding shares.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE OF SHARES.

BY MAIL: You or your financial intermediary may purchase shares by sending a check drawn on a U.S. bank payable to either Roxbury Large Cap Growth Fund, Roxbury Mid -Cap Fund, Roxbury Science and Technology Fund or Roxbury Socially Responsible Fund, along with a completed application (included at the end of the prospectus). If a subsequent investment is being made, the check should also indicate your Fund account number. When you make purchases by check, the Fund may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

       BY REGULAR MAIL                          BY OVERNIGHT MAIL
       ---------------                          -----------------
       Roxbury Funds                            Roxbury Funds
       c/o PFPC Inc.                            c/o PFPC Inc.
       P.O. Box 8784                            400 Bellevue Parkway - Suite 108
       Wilmington, DE  19899                    Wilmington, DE  19809

BY WIRE: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 497-2960 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

INDIVIDUAL RETIREMENT ACCOUNTS: You may purchase shares of a Fund for a tax-deferred retirement plan such as an individual retirement account ("IRA"). To order an application for an IRA and a brochure describing a Fund IRA, call the Transfer Agent at (800) 497-2960. PFPC Trust Company, as custodian for each IRA account receives an annual fee of $10 per account, paid directly to PFPC Trust Company by the IRA shareholder. If the fee is not paid by the due date, the appropriate number of Fund shares owned by the IRA will be redeemed automatically as payment.

AUTOMATIC INVESTMENT PLAN: You may purchase Fund shares through an Automatic Investment Plan ("AIP"). Under the AIP, the Transfer Agent, at regular intervals, will automatically debit your bank checking account in an amount of $50 or more (after the $2,000 minimum initial investment). You may elect to invest the specified amount monthly, bimonthly, quarterly, semiannually or annually. The purchase of Fund shares will be effected at their offering price at the close of regular trading on the New York Stock Exchange ("Exchange") (currently 4:00 p.m., Eastern time), on or about the 20th day of the month. To obtain an application for the AIP, check the appropriate box of the application or call the Transfer Agent at (800) 497-2960.

PAYROLL INVESTMENT PLAN: The Payroll Investment Plan ("PIP") permits you to make regularly scheduled purchases of Fund shares through payroll deductions. To open a PIP account, you must submit a completed account application, payroll deduction form and the minimum initial deposit to your employer's payroll department. Then, a portion of your paycheck will automatically be transferred to your PIP account for as long as you wish to participate in the plan. It is the sole responsibility of your employer, not the Fund, the distributor, the adviser or the transfer agent, to arrange for transactions under the PIP. The Fund reserves the right to vary its minimum purchase requirements for employees participating in a PIP.

REDEMPTION OF SHARES.

You or your financial intermediary may sell your shares on any Business Day as described below. Redemptions are effected at the NAV next determined after the Transfer Agent has received your redemption request. It is the responsibility of your financial intermediary to transmit redemption orders and credit your account with redemption proceeds on a timely basis. Redemption checks are mailed on the next Business Day following receipt by the Transfer Agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the Transfer Agent before 4:00 p.m. Eastern time), or the next Business Day (if received after 4:00 p.m. Eastern time, or on a non-Business Day), but never later than 7 days following such receipt.

BY MAIL: If you redeem your shares by mail, you should submit written instructions with a "signature guarantee." A signature guarantee verifies the authenticity of your signature. When the fund requires a signature guarantee, a medallion signature guarantee must be provided. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution, which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions, which are not participating in one of these programs will not be accepted. You can obtain one from most banking institutions or securities brokers, but not from a Notary Public. You must indicate the Fund name, your account number and your name. The written instructions and signature guarantee should be mailed to:

        BY REGULAR MAIL                  BY OVERNIGHT MAIL
        Roxbury Funds                    Roxbury Funds
        c/o PFPC Inc.                    c/o PFPC Inc.
        P.O. Box 8784                    400 Bellevue Parkway - Suite 108
        Wilmington, DE  19809            Wilmington, DE  19809

BY TELEPHONE: If you prefer to redeem your shares by telephone you may elect to do so. However, there are certain risks. Each Fund has certain safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

BY WIRE: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Fund account address of record if the address has been established for at least 60 days. In order to authorize the Transfer Agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a guarantee of the shareholder's signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Fund shares.

SYSTEMATIC WITHDRAWAL PLAN: If you own Fund shares with a value of $10,000 or more you may participate in the Systematic Withdrawal Plan ("SWP"). Under the SWP, you may automatically redeem a portion of your account monthly, bimonthly, quarterly, semiannually or annually. The minimum withdrawal available is $100. All the redemptions of Fund shares, including bi-monthly redemptions of Fund shares, will be effected at the NAV determined on or about the 25th day of the month.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS: If shares to be redeemed represent a recent investment made by check, the Fund reserves the right not to make the redemption proceeds available until it has reasonable grounds to believe that the check has been collected (which could take up to 10 days).

To ensure proper authorization before redeeming Fund shares, the Transfer Agent may require additional documents such as, but not restricted to, stock powers, trust instruments, death certificates, appointments as fiduciary, certificates of corporate authority and waivers of tax required in some states when settling estates.

When shares are held in the name of a corporation, other organization, trust, fiduciary or other institutional investor, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign the necessary instruments of transfer. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within 7 days of acceptance of shares tendered for redemption. Delay may result if the purchase check has not yet cleared, but the delay will be no longer than required to verify that the purchase check has cleared, and the Funds will act as quickly as possible to minimize delay.

The value of shares redeemed may be more or less than your cost, depending on the net asset value at the time of redemption. Redemption of shares may result in tax consequences (gain or loss) to you, and the proceeds of a redemption may be subject to backup withholding.

Your right to redeem shares and to receive payment therefore may be suspended when (a) the Exchange is closed, other than customary weekend and holiday closings, (b) trading on the Exchange is restricted, (c) an emergency exists as a result of which it is not reasonably practicable to dispose of the Fund's securities or to determine the value of the Fund's net assets, or (d) ordered by a governmental body having jurisdiction over the Fund for the protection of the Fund's shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether a condition described in (b), (c) or (d) exists. In case of such suspension, shareholders of the Fund may withdraw their requests for redemption or may receive payment based on the net asset value of the Fund next determined after the suspension is lifted.

Each Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part with readily marketable securities chosen by each Fund and valued in the same way as they would be valued for purposes of computing the net asset value of each Fund. If payment is made in securities, you may incur transaction expenses in converting these securities into cash. Each Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which each Fund is obligated to redeem shares solely in cash if the redemption requests are made by one shareholder account up to the lesser of $250,000 or 1% of the net assets of that particular Fund during any 90-day period. This election is irrevocable unless the SEC permits its withdrawal.

The net asset value per share of each Fund is determined by dividing the value of each Fund's net assets by the total number of that Fund's shares outstanding. This determination is made by PFPC, as of the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) each day a Fund is open for business. A Fund is considered to be open for business on days when the Exchange, PFPC and the Philadelphia branch office of the Federal Reserve are open for business.

In valuing a Fund's assets, a security listed on the Exchange (and not subject to restrictions against sale by the Funds on the Exchange) will be valued at its last sale price on the Exchange on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the closing asked price and the closing bid price. Securities listed on other exchanges (and not subject to restriction against sale by the Funds on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers' National Market System, for which there have been sales of such securities on such day, shall be valued at the last sale price reported on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the closing asked price and the closing bid price. The value of such securities quoted on the NASDAQ Stock Market System, but not listed on the National Market System, shall be valued at the mean between the closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ Stock Market System and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Other unlisted securities (and listed securities subject to restriction on sale) will be valued at fair value as determined in good faith under the direction of the Board of Trustees although the actual calculation may be done by others. Short-term investments with remaining maturities of less than 61 days are valued at amortized cost.

                                    DIVIDENDS

Dividends from each Fund's net investment income and distributions of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by each Fund, after deducting any available capital loss carryovers are declared and paid to its shareholders annually.

                              TAXATION OF THE FUND

GENERAL. Each Fund is treated as a separate corporation for federal income tax purposes. To qualify or continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain and must meet several additional requirements. For each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in securities or those currencies; (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

If a Fund failed to qualify for treatment as a RIC in any taxable year, it would be subject to tax on its taxable income at corporate rates and all distributions from earnings and profits, including any distributions from net capital gain (the excess of net long-term capital gain over net short-term capital loss), would be taxable to its shareholders as ordinary income. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before qualifying again for RIC treatment.

Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Dividends and other distributions declared by each Fund in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Fund and received by you on December 31 of that year if they are paid by a Fund during the following January. Accordingly, such distributions will be taxed to you for the year in which that December 31 falls.

You should be aware that if Fund shares are purchased shortly before the record date for any dividend (other than an exempt-interest dividend) or capital gain distribution, you will pay full price for the shares and will receive some portion of the price back as a taxable distribution.

If a Fund makes a distribution to shareholders in excess of its current and accumulated earnings and profits in any taxable year, the excess distribution will be treated by you as a return of capital to the extent of your tax basis and thereafter as capital gain.

It is anticipated that all or a portion of the dividends from the net investment income of a Fund will qualify for the dividends-received deduction allowed to corporations. The qualifying portion may not exceed the aggregate dividends received by a Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax.
Moreover, the dividends-received deduction will be reduced to the extent the shares with respect to which the dividends are received are treated as debt-financed and will be eliminated if those shares are deemed to have been held for less than 46 days. Distributions of net short-term capital gain and net capital gain are not eligible for the dividends-received deduction.

Any loss realized by you on the redemption of shares within six months from the date of their purchase will be treated as a long-term, instead of a short-term, capital loss to the extent of any capital gain distributions to that shareholder with respect to those shares.

HEDGING TRANSACTIONS. The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for federal income tax purposes the amount, character and timing of recognition of the gains and losses each Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations) and gains from options, futures and foreign currency contracts derived by a Fund with respect to its business of investing in securities qualify as permissible income under the Income Requirement.

Futures and foreign currency contracts that are subject to section 1256 of the Code (other than such contracts that are part of a "mixed straddle" with respect to which a Fund has made an election not to have the following rules apply) ("Section 1256 Contracts") and that are held by a Fund at the end of its taxable year generally will be "marked-to-market" (that is, deemed to have been sold for their market value) for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. As of the date of this Statement of Additional Information, it is not entirely clear whether that 60% portion will qualify for the reduced maximum tax rates on non-corporate taxpayers' net capital gain enacted by the Taxpayer Relief Act of 1997 -- 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months -instead of the 28% rate in effect before that legislation, which now applies to gain recognized on capital assets held for more than one year but not more than 18 months. However, technical correction legislation passed by the House of Representatives late in 1997 would clarify that the lower rates apply.
Section 1256 Contracts also may be marked-to-market for purposes of the Excise Tax.

Code section 1092 (dealing with straddles) also may affect the taxation of options and futures contracts in which each Fund may invest. Section 1092 defines a "straddle" as offsetting positions with respect to personal property; for these purposes, options and futures contracts are personal property. Under section 1092, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. Section 1092 also provides certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If a Fund makes certain elections, the amount, character and timing of the recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of straddle transactions are not entirely clear.

If a Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, a Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or futures or forward contract entered into by a Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.

The foregoing tax discussion is a summary included for general informational purposes only. Each shareholder is advised to consult its own tax adviser with respect to the specific tax consequences to it of an investment in a Fund, including the effect and applicability of state, local, foreign and other tax laws and the possible effects of changes in federal or other tax laws.

Shortly after the end of each year, PFPC calculates the federal income tax status of all distributions made during the year. In addition to federal income tax, shareholders may be subject to state and local taxes on distributions from a Fund. You should consult your tax adviser regarding specific questions relating to federal, state and local taxes.

                     CALCULATION OF PERFORMANCE INFORMATION

The performance of each Fund may be quoted in terms of its yield and its total return in advertising and other promotional materials. Performance data quoted represents past performance and is not intended to indicate future performance. Performance of each Fund will vary based on changes in market conditions and the level of each Fund's expenses. These performance figures are calculated in the following manner:

     A. AVERAGE ANNUAL TOTAL RETURN is the average annual compound rate of return for the periods of one year, five years, ten years and the life of a Fund, where applicable, all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of a Fund's shares, if any, and assume that all dividends during the respective periods were reinvested in Fund shares. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                                    T = (ERV/P)1/n - 1

          Where:   P        =       a hypothetical initial investment of $1,000

                   T        =       average annual total return

                   n        =       number of years

                   ERV      =       ending   redeemable  value:  ERV  is
                                    the   value,   at  the  end  of  the
                                    applicable period, of a hypothetical
                                    $1,000   investment   made   at  the
                                    beginning of the applicable period.

     B. YIELD CALCULATIONS. From time to time, a Fund may advertise its yield. Yield for a Fund is calculated by dividing a Fund's investment income for a 30-day period, net of expenses, by the average number of shares entitled to receive dividends during that period according to the following formula:

                          YIELD = 2[((A-B)/CD + 1)6-1]

where:

    a   =   dividends and interest earned during the period;
    b   =   expenses accrued for the period (net of reimbursements);
    c   =   the average daily number of shares outstanding during the
            period that were entitled to receive dividends; and
    d   =   the maximum offering price per share on the last day of the period.

The result is expressed as an annualized percentage (assuming semiannual compounding) of the maximum offering price per share at the end of the period.

Except as noted below, in determining interest earned during the period (variable "a" in the above formula), pfpc calculates the interest earned on each debt instrument held by a Fund during the period by: (i) computing the instrument's yield to maturity, based on the value of the instrument (including actual accrued interest) as of the last business day of the period or, if the instrument was purchased during the period, the purchase price plus accrued interest; (ii) dividing the yield to maturity by 360; and (iii) multiplying the resulting quotient by the value of the instrument (including actual accrued interest). Once interest earned is calculated in this fashion for each debt instrument held by a Fund, interest earned during the period is then determined by totaling the interest earned on all debt instruments held by the Fund.

For purposes of these calculations, the maturity of a debt instrument with one or more call provisions is assumed to be the next date on which the instrument reasonably can be expected to be called or, if none, the maturity date. In general, interest income is reduced with respect to debt instruments trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and increased with respect to debt instruments trading at a discount by adding a portion of the discount to daily income.

In determining dividends earned by any preferred stock or other equity securities held by each Fund during the period (variable "a" in the above formula), PFPC accrues the dividends daily at their stated dividend rates. Capital gains and losses generally are excluded from yield calculations.

Because yield accounting methods differ from the accounting methods used to calculate net investment income for other purposes, a Fund's yield may not equal the dividend income actually paid to investors or the net investment income reported with respect to a Fund in the Fund's financial statements.

Yield information may be useful in reviewing a Fund's performance and in providing a basis for comparison with other investment alternatives. However, a Fund's yields fluctuate, unlike investments that pay a fixed interest rate over a stated period of time. Investors should recognize that in periods of declining interest rates, a Fund's yields will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, a Fund's yields will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of a Funds' holdings, thereby reducing the current yields of a Fund. In periods of rising interest rates, the opposite can be expected to occur.

COMPARISON OF FUND PERFORMANCE. A comparison of the quoted performance offered for various investments is valid only if performance is calculated in the same manner. Since there are many methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of each Fund with performance quoted with respect to other investment companies or types of investments. For example, it is useful to note that yields reported on debt instruments are generally prospective, contrasted with the historical yields reported by a Fund.

In connection with communicating its performance to current or prospective shareholders, a Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

From time to time, in marketing and other literature, a Fund's performance may be compared to the performance of broad groups of comparable mutual funds or unmanaged indexes of comparable securities with similar investment goals, as tracked by independent organizations such as Investment Company Data, Inc. (an organization which provides performance ranking information for broad classes of mutual funds), Lipper Analytical Services, Inc. ("Lipper") (a mutual fund research firm which analyzes over 1,800 mutual funds), CDA Investment Technologies, Inc. (an organization which provides mutual fund performance and ranking information), Morningstar, Inc. (an organization which analyzes over 2,400 mutual funds) and other independent organizations. When Lipper's tracking results are used, each Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. Rankings may be listed among one or more of the asset-size classes as determined by Lipper. When other organizations' tracking results are used, a Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk.

Since the assets in all funds are always changing, a Fund may be ranked within one asset-size class at one time and in another asset-size class at some other time. In addition, the independent organization chosen to rank a Fund in marketing and promotional literature may change from time to time depending upon the basis of the independent organization's categorizations of mutual funds, changes in a Fund's investment policies and investments, a Fund's asset size and other factors deemed relevant. Advertisements and other marketing literature will indicate the time period and Lipper asset-size class or other performance ranking company criteria, as applicable, for the ranking in question.

Evaluations of Fund performance made by independent sources may also be used in advertisements concerning a Fund, including reprints of or selections from, editorials or articles about a Fund. Sources for performance information and articles about a Fund may include the following:

BARRON'S, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

CDA INVESTMENT TECHNOLOGIES, INC., an organization that provides performance and ranking information through examining the dollar results of hypothetical mutual fund investments and comparing these results against appropriate market indices.

CHANGING  TIMES,  THE  KIPLINGER   MAGAZINE,   a  monthly  investment   advisory
publication  that  periodically   features  the  performance  of  a  variety  of
securities.

CONSUMER DIGEST, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

FINANCIAL WORLD, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

FORBES, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

FORTUNE, a national business publication that periodically rates the performance of a variety of mutual funds.

IBC'S MONEY FUND REPORT, a weekly publication of IBC/Donoghue, Inc., of Ashland, Massachusetts, reporting on the performance of the nation's money market funds, summarizing money market fund activity, and including certain averages as performance benchmarks, specifically "IBC's Money Fund Average," and "IBC's Government Money Fund Average."

IBC'S MONEY FUND DIRECTORY, an annual directory ranking money market mutual funds.

INVESTMENT COMPANY DATA, INC., an independent organization which provides performance ranking information for broad classes of mutual funds.

INVESTOR'S DAILY, a daily newspaper that features financial, economic, and business news.

LIPPER ANALYTICAL SERVICES, INC.'S MUTUAL FUND PERFORMANCE ANALYSIS, a weekly publication of industry-wide mutual fund averages by type of fund.

MONEY, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

MUTUAL FUND VALUES, a biweekly Morningstar, Inc. publication that provides ratings of mutual funds based on fund performance risk and portfolio characteristics.

THE NEW YORK TIMES, a nationally distributed newspaper which regularly covers financial news.

PERSONAL INVESTING NEWS, a monthly news publication that often reports on investment opportunities and market conditions.

PERSONAL INVESTOR, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

SUCCESS, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

USA TODAY, the nation's number one daily newspaper.

U.S. NEWS AND WORLD REPORT, a national business weekly that periodically reports mutual fund performance data.

WALL STREET JOURNAL, a Dow Jones and Company, Inc. newspaper that regularly covers financial news.

WIESENBERGER INVESTMENT COMPANIES SERVICES, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records, and price ranges.

                              FINANCIAL STATEMENTS

The audited financial statements and financial highlights of Roxbury Large Cap Growth Fund and its corresponding Series for the fiscal period from March 14, 2000 (commencement of operations through June 30, 2000, as set forth in WT Mutual Fund's annual report to shareholders, including the notes thereto and the report of Ernst & Young LLP thereon, are incorporated herein by reference. Also incorporated by reference is the audited financial statements and financial highlights of Large Cap Growth Series for the fiscal year ended June 30, 2000, as set forth in the Master's annual report to shareholders.

                                   APPENDIX A
            OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACT STRATEGIES

REGULATION OF THE USE OF OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACT STRATEGIES. As discussed in the prospectus, in managing the Series, the adviser may engage in certain options, futures and forward currency contract strategies for certain bona fide hedging, risk management or other portfolio management purposes. Certain special characteristics of and risks associated with using these strategies are discussed below. Use of options, futures and forward currency contracts is subject to applicable regulations and/or interpretations of the SEC and the several options and futures exchanges upon which these instruments may be traded. The Board of Trustees has adopted investment guidelines (described below) reflecting these regulations.

In addition to the products, strategies and risks described below and in the prospectus, the adviser expects to discover additional opportunities in connection with options, futures and forward currency contracts. These new opportunities may become available as new techniques develop, as regulatory authorities broaden the range of permitted transactions and as new options, futures and forward currency contracts are developed. These opportunities may be utilized to the extent they are consistent with each Fund's investment objective and limitations and permitted by applicable regulatory authorities. The registration statement for the Funds will be supplemented to the extent that new products and strategies involve materially different risks than those described below and in the prospectus.

COVER REQUIREMENTS. The Series will not use leverage in their options and futures. Accordingly, each Series will comply with guidelines established by the SEC with respect to coverage of these strategies by either (1) setting aside cash or liquid, unencumbered, daily marked-to-market securities in one or more segregated accounts with the custodian in the prescribed amount; or (2) holding securities or other options or futures contracts whose values are expected to offset ("cover") their obligations thereunder. Securities, currencies, or other options or futures contracts used for cover cannot be sold or closed out while these strategies are outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover involving a large percentage of a Series' assets could impede portfolio management, or the Series' ability to meet redemption requests or other current obligations.

OPTIONS STRATEGIES. Each Series may purchase and write (sell) only those options on securities and securities indices that are traded on U.S. exchanges. Exchange-traded options in the U.S. are issued by a clearing organization affiliated with the exchange, on which the option is listed, which, in effect, guarantees completion of every exchange-traded option transaction.

Each Series may purchase call options on securities in which it is authorized to invest in order to fix the cost of a future purchase. Call options also may be used as a means of enhancing returns by, for example, participating in an anticipated price increase of a security. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the potential loss to a Series to the option premium paid; conversely, if the market price of the underlying security increases above the exercise price and the Series either sells or exercises the option, any profit eventually realized would be reduced by the premium paid.

Each Series may purchase put options on securities that it holds in order to hedge against a decline in the market value of the securities held or to enhance return. The put option enables a Series to sell the underlying security at the predetermined exercise price; thus, the potential for loss to a Series below the exercise price is limited to the option premium paid. If the market price of the underlying security is higher than the exercise price of the put option, any profit the Series realizes on the sale of the security is reduced by the premium paid for the put option less any amount for which the put option may be sold.

Each Series may on certain occasions wish to hedge against a decline in the market value of securities that it holds at a time when put options on those particular securities are not available for purchase. At those times, a Series may purchase a put option on other carefully selected securities in which it is authorized to invest, the values of which historically have a high degree of positive correlation to the value of the securities actually held. If the adviser's judgment is correct, changes in the value of the put options should generally offset changes in the value of the securities being hedged. However, the correlation between the two values may not be as close in these transactions as in transactions in which a Series purchases a put option on a security that it holds. If the value of the securities underlying the put option falls below the value of the portfolio securities, the put option may not provide complete protection against a decline in the value of the portfolio securities.

Each Series may write covered call options on securities in which it is authorized to invest for hedging purposes or to increase return in the form of premiums received from the purchasers of the options. A call option gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the exercise price during the option period. The strategy may be used to provide limited protection against a decrease in the market price of the security, in an amount equal to the premium received for security and the option is exercised, the corresponding Series will be obligated to sell the security at less than its market value.

Each Series may also write covered put options on securities in which it is authorized to invest. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security at the exercise price during the option period. So long as the obligation of the writer continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring it to make payment of the exercise price against delivery of the underlying security. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options. If the put option is not exercised, the Series will realize income in the amount of the premium received. This technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying securities would decline below the exercise price less the premiums received, in which case the Series would expect to suffer a loss.

Each Series may purchase put and call options and write covered put and call options on indexes in much the same manner as the more traditional options discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets (or a market sector) rather than anticipated increases or decreases in the value of a particular security. An index assigns values to the securities included in the index and fluctuates with changes in such values. Settlements of index options are effected with cash payments and do not involve delivery of securities. Thus, upon settlement of an index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the index. The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities in which the Series invests. Perfect correlation is not possible because the securities held or to be acquired by the Series will not exactly match the composition of indexes on which options are purchased or written.

Each Series may purchase and write covered straddles on securities or indexes. A long straddle is a combination of a call and a put purchased on the same security where the exercise price of the put is less than or equal to the exercise price on the call. The Series would enter into a long straddle when the adviser believes that it is likely that prices will be more volatile during the term of the options than is implied by the option pricing. A short straddle is a combination of a call and a put written on the same security where the exercise price on the put is less than or equal to the exercise price of the call where the same issue of the security is considered "cover" for both the put and the call. The Series would enter into a short straddle when the adviser believes that it is unlikely that prices will be as volatile during the term of the options as is implied by the option pricing. In such case, the Series will set aside cash and/or liquid, unencumbered securities in a segregated account with its custodian equivalent in value to the amount, if any, by which the put is "in-the-money," that is, that amount by which the exercise price of the put exceeds the current market value of the underlying security. Because straddles involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Each Series may purchase put and call warrants with values that vary depending on the change in the value of one or more specified indexes ("index warrants"). An index warrant is usually issued by a bank or other financial institution and gives a Series the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer of the warrant based on the value of the underlying index at the time of exercise. In general, if a Series holds a call warrant and the value of the underlying index rises above the exercise price of the warrant, a Series will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if a Series holds a put warrant and the value of the underlying index falls, a Series will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. A Series holding a call warrant would not be entitled to any payments from the issuer at any time when the exercise price is greater than the value of the underlying index; a Series holding a put warrant would not be entitled to any payments when the exercise price is less than the value of the underlying index. If a Series does not exercise an index warrant prior to its expiration, then that Series loses the amount of the purchase price that it paid for the warrant.

A Series will normally use index warrants as it may use index options. The risks of a Series' use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Index warrants are not likely to be as liquid as index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit a Series' ability to exercise the warrants at any time or in any quantity.

OPTIONS GUIDELINES. In view of the risks involved in using the options strategies described above, each Series has adopted the following investment guidelines to govern its use of such strategies; these guidelines may be modified by the Board of Trustees without shareholder approval:

     (1) each Series will write only covered options, and each such option will remain covered so long as each Series is obligated thereby; and

     (2) each Series will not write options (whether on securities or securities indexes) if aggregate exercise prices of previous written outstanding options, together with the value of assets used to cover all outstanding positions, would exceed 25% of the corresponding Series' total net assets.

SPECIAL CHARACTERISTICS AND RISKS OF OPTIONS TRADING. Each Series may effectively terminate its right or obligation under an option by entering into a closing transaction. If a Series wishes to terminate its obligation to purchase or sell securities under a put or a call option it has written, such Series may purchase a put or a call option of the same series (that is, an option identical in its terms to the option previously written). This is known as a closing purchase transaction. Conversely, in order to terminate its right to purchase or sell specified securities under a call or put option it has purchased, a Series may sell an option of the same series as the option held. This is known as a closing sale transaction. Closing transactions essentially permit a Series to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. If a Series is unable to effect a closing purchase transaction with respect to options it has acquired, that Series will have to allow the options to expire without recovering all or a portion of the option premiums paid. If a Series is unable to effect a closing purchase transaction with respect to covered options it has written, the Series will not be able to sell the underlying securities or dispose of assets used as cover until the options expire or are exercised, and the Series may experience material losses due to losses on the option transaction itself and in the covering securities.

In considering the use of options to enhance returns or for hedging purposes, particular note should be taken of the following:

     (1) The value of an option position will reflect, among other things, the current market price of the underlying security or index, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying security or index, and general market conditions. For this reason, the successful use of options depends upon the adviser's ability to forecast the direction of price fluctuations in the underlying securities markets or, in the case of index options, fluctuations in the market sector represented by the selected index.

     (2) Options normally have expiration dates of up to three years. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior to expiration. The exercise price of the options may be below, equal to or above the current market value of the underlying security or index. Purchased options that expire unexercised have no value. Unless an option purchased by a Series is exercised or unless a closing transaction is effected with respect to that position, the corresponding Series will realize a loss in the amount of the premium paid and any transaction costs.

     (3) A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. Although a Series intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time. A liquid market may be absent if: (i) there is insufficient trading interest in the option; (ii) the exchange has imposed restrictions on trading, such as trading halts, trading suspensions or daily price limits;
          (iii) normal exchange operations have been disrupted; or (iv) the exchange has inadequate facilities to handle current trading volume.

     (4) With certain exceptions, exchange listed options generally settle by physical delivery of the underlying security. Index options are settled exclusively in cash for the net amount, if any, by which the option is "in-the-money" (where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. If a Series writes a call option on an index, that Series will not know in advance the difference, if any, between the closing value of the index on the exercise date and the exercise price of the call option itself and thus will not know the amount of cash payable upon settlement. If a Series holds an index option and exercises it before the closing index value for that day is available, that Series runs the risk that the level of the underlying index may subsequently change.

     (5) A Series' activities in the options markets may result in a higher Series turnover rate and additional brokerage costs; however, a Series also may save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation of, or as a result of, market movements.

FUTURES AND RELATED OPTIONS STRATEGIES. Each Series may engage in futures strategies for certain non-trading bona fide hedging, risk management and portfolio management purposes.

A Series may sell securities index futures contracts in anticipation of a general market or market sector decline that could adversely affect the market value of the Series' securities holdings. To the extent that a portion of a Series' holdings correlate with a given index, the sale of futures contracts on that index could reduce the risks associated with a market decline and thus provide an alternative to the liquidation of securities positions. For example, if a Series correctly anticipates a general market decline and sells index futures to hedge against this risk, the gain in the futures position should offset some or all of the decline in the value of that Series' holdings. A Series may purchase index futures contracts if a significant market or market sector advance is anticipated. Such a purchase of a futures contract would serve as a temporary substitute for the purchase of the underlying securities, which may then be purchased, in an orderly fashion. This strategy may minimize the effect of all or part of an increase in the market price of securities that a Series intends to purchase. A rise in the price of the securities should be in part or wholly offset by gains in the futures position.

As in the case of a purchase of an index futures contract, a Series may purchase a call option on an index futures contract to hedge against a market advance in securities that the corresponding Series plans to acquire at a future date. The Series may write covered put options on index futures as a partial anticipatory hedge, and may write covered call options on index futures as a partial hedge against a decline in the prices of securities held by that Series. This is analogous to writing covered call options on securities. The Series also may purchase put options on index futures contracts. The purchase of put options on index futures contracts is analogous to the purchase of protective put options on individual securities where a level of protection is sought below which no additional economic loss would be incurred by the Series.

FUTURES AND RELATED OPTIONS GUIDELINES. In view of the risks involved in using the futures strategies that are described above, each Series has adopted the following investment guidelines to govern its use of such strategies. The Board of Trustees may modify these guidelines without shareholder vote.

     (1) Each Series will engage only in covered futures transactions, and each such transaction will remain covered so long as each Series is obligated thereby.

     (2) Each Series will not write options on futures contracts if aggregate exercise prices of previously written outstanding options (whether on securities or securities indexes), together with the value of assets used to cover all outstanding futures positions, would exceed 25% of its total net assets.

SPECIAL CHARACTERISTICS AND RISKS OF FUTURES AND RELATED OPTIONS TRADING. No price is paid upon entering into a futures contract. Instead, upon entering into a futures contract, each Series is required to deposit with its custodian, in a segregated account in the name of the futures broker through whom the transaction is effected, an amount of cash, U.S. Government securities or other liquid instruments generally equal to 10% or less of the contract value. This amount is known as "initial margin." When writing a call or a put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not involve borrowing to finance the futures transactions. Rather, initial margin on a futures contract is in the nature of a performance bond or good-faith deposit on the contract that is returned to the Series upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Series may be required by a futures exchange to increase the level of its initial margin payment. Additionally, initial margin requirements may be increased generally in the future by regulatory action. Subsequent payments, called "variation margin," to and from the broker, are made on a daily basis as the value of the futures or options position varies, a process known as "marking to market." For example, when a Series purchases a contract and the value of the contract rises, the Series receives from the broker a variation margin payment equal to that increase in value. Conversely, if the value of the futures position declines, the Series is required to make a variation margin payment to the broker equal to the decline in value. Variation margin does not involve borrowing to finance the futures transaction, but rather represents a daily settlement of the Series' obligations to or from a clearing organization.

Buyers and sellers of futures positions and options thereon can enter into offsetting closing transactions, similar to closing transactions on options on securities, by selling or purchasing an offsetting contract or option. Futures contracts or options thereon may be closed only on an exchange or board of trade providing a secondary market for such futures contracts or options.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or related option may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses, because prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of unfavorable positions. In such event, it may not be possible for a Series to close a position and, in the event of adverse price movements, the Series would have to make daily cash payments of variation margin (except in the case of purchased options). However, if futures contracts have been used to hedge portfolio securities, such securities will not be sold until the contracts can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, there is no guarantee that the price of the securities will, in fact, correlate with the price movements in the contracts and thus provide an offset to losses on the contracts.

In considering a Series' use of futures contracts and related options, particular note should be taken of the following:

     (1) Successful use by a Series of futures contracts and related options will depend upon the adviser's ability to predict movements in the direction of the securities markets, which requires different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures contracts relate not only to the current price level of the underlying securities, but also to anticipated price levels at some point in the future. There is, in addition, the risk that the movements in the price of the futures contract will not correlate with the movements in the prices of the securities being hedged. For example, if the price of an index futures contract moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective, but if the price of the securities being hedged has moved in an unfavorable direction, a Series would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, the advantage may be partially offset by losses in the futures position. In addition, if a Series has insufficient cash, it may have to sell assets to meet daily variation margin requirements. Any such sale of assets may or may not be made at prices that reflect a rising market. Consequently, a Series may need to sell assets at a time when such sales are disadvantageous to that Series. If the price of the futures contract moves more than the price of the underlying securities, a Series will experience either a loss or a gain on the futures contract that may or may not be completely offset by movements in the price of the securities that are the subject of the hedge.

     (2) In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between price movements in the futures position and the securities being hedged, movements in the prices of futures contracts may not correlate perfectly with movements in the prices of the hedged securities due to price distortions in the futures market. There may be several reasons unrelated to the value of the underlying securities that cause this situation to occur. First, as noted above, all participants in the futures market are subject to initial and variation margin requirements. If, to avoid meeting additional margin deposit requirements or for other reasons, investors choose to close a significant number of futures contracts through offsetting transactions, distortions in the normal price relationship between the securities and the futures markets may occur. Second, because the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market. Such speculative activity in the futures market also may cause temporary price distortions. As a result, a correct forecast of general market trends may not result in successful hedging through the use of futures contracts over the short term. In addition, activities of large traders in both the futures and securities markets involving arbitrage and other investment strategies may result in temporary price distortions.

     (3) Positions in futures contracts may be closed out only on an exchange or board of trade that provides a secondary market for such futures contracts. Although the Series intend to purchase and sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract at any particular time. In such event, it may not be possible to close a futures position, and in the event of adverse price movements, the Series would continue to be required to make variation margin payments.

     (4) Like options on securities, options on futures contracts have limited life. The ability to establish and close out options on futures will be subject to the development and maintenance of liquid secondary markets on the relevant exchanges or boards of trade. There can be no certainty that such markets for all options on futures contracts will develop.

     (5) Purchasers of options on futures contracts pay a premium in cash at the time of purchase. This amount and the transaction costs are all that is at risk. Sellers of options on futures contracts, however, must post initial margin and are subject to additional margin calls that could be substantial in the event of adverse price movements. In addition, although the maximum amount at risk when a Series purchases an option is the premium paid for the option and the transaction costs, there may be circumstances when the purchase of an option on a futures contract would result in a loss to a Series when the use of a futures contract would not, such as when there is no movement in the level of the underlying index value or the securities or currencies being hedged.

     (6) As is the case with options, a Series' activities in the futures markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions. However, a Series also may save on commissions by using futures contracts or options thereon as a hedge rather than buying or selling individual securities in anticipation of, or as a result of, market movements.

                                   APPENDIX B

                             DESCRIPTION OF RATINGS

Moody's and S&P are private services that provide ratings of the credit quality of debt obligations. A description of the ratings assigned by Moody's and S&P to the securities in which each Series may invest is discussed below. These ratings represent the opinions of these rating services as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. The adviser attempts to discern variations in credit rankings of the rating services and to anticipate changes in credit ranking. However, subsequent to purchase by a Series, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by a Series. In that event, the adviser will consider whether it is in the best interest of that Series to continue to hold the securities.

MOODY'S RATINGS

CORPORATE AND MUNICIPAL BONDS.

Aaa: Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.

A: Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

CORPORATE AND MUNICIPAL COMMERCIAL PAPER. The highest rating for corporate and municipal commercial paper is "P-1" (Prime-1). Issuers rated P-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics:

o  Leading market positions in well-established industries.

o  High rates of return on funds employed.

o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

o Well-established access to a range of financial markets and assured sources of alternate liquidity.

MUNICIPAL NOTES. The highest ratings for state and municipal short-term obligations are "MIG 1," "MIG 2" and "MIG 3" (or "VMIG 1," "VMIG 2" and "VMIG 3" in the case of an issue having a variable-rate demand feature). Notes rated "MIG 1" or "VMIG 1" are judged to be of the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing. Notes rated "MIG 2" or "VMIG 2" are of high quality, with margins of protection that are ample although not so large as in the preceding group. Notes rated "MIG 3" or "VMIG 3" are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well established.

S&P RATINGS

CORPORATE AND MUNICIPAL BONDS.

AAA:   Bonds  rated  AAA  are  highest  grade  debt  obligations.  This  rating indicates an extremely strong capacity to pay interest and repay principal.

AA:    Bonds rated AA have a very strong  capacity  to  pay  interest  and repay principal and differ from AAA issues only in small degree.

A: Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

CORPORATE AND MUNICIPAL COMMERCIAL PAPER. The "A-1" rating for corporate and municipal commercial paper indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be rated "A-1+."

MUNICIPAL NOTES. The "SP-1" rating reflects a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be rated "SP-1+." The "SP-2" rating reflects a satisfactory capacity to pay principal and interest.

FITCH RATINGS

DESCRIPTION OF FITCH'S HIGHEST STATE AND MUNICIPAL NOTES RATING.

AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.
F-1+ - Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.
F-1 - Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

Item 23. Exhibits.

      Exhibit No.       Description of Exhibit
      -----------       ----------------------
            (a)  (i)    Agreement and Declaration of Trust.(1)
                 (ii)   Certificate of Trust.(1)
                 (iii)  Certificate of Amendment to Certificate of Trust dated
                        October 7, 1994.(2)
                 (iv)   Certificate of Trust dated October 20, 1998.(4)

            (b)   By-Laws.(1)

            (c)   None.

            (d)  (i)    Form of Advisory Agreement between WT Investment Trust
                        I, on behalf of the Large Cap Core Series, Small Cap
                        Core Series, Short/Intermediate Series, Intermediate
                        Bond Series, Municipal Bond Series and International
                        Multi-Manager Series, and Wilmington Trust Company.(4)
                 (ii)   Form of Advisory Agreement between WT Investment Trust
                        I, on behalf of the Prime Money Market Series, Premier
                        Money Market Series, U.S. Government Series and the Tax
                        Exempt Series, and Rodney Square Management
                        Corporation.(4)
                 (iii)  Form of Advisory Agreement between WT Investment Trust
                        I, on behalf of the Large Cap Value Series, Small Cap
                        Value Series and Mid Cap Series and Cramer Rosenthal
                        McGlynn LLC.(4)
                 (iv)   Form of Advisory Agreement between WT Investment Trust
                        I, on behalf of the Large Cap Growth Series and Roxbury
                        Capital Management LLC.(4)
                 (v)    Form of Sub-Advisory Agreement among WT Investment Trust
                        I, on behalf of the International Multi-Manager Series, Wilmington Trust Company and Clemente Capital, Inc.(4)
                 (vi)   Form of Sub-Advisory Agreement among WT Investment Trust
                        I, on behalf of the International Multi-Manager Series, Wilmington Trust Company and Scudder, Kemper
                        Investments, Inc.(4)
                 (vii)  Form of Sub-Advisory Agreement among WT Investment Trust
                        I, on behalf of the International Multi-Manager Series, Wilmington Trust Company and (d) Invista Capital
                        Management.(4)

                 (viii) Form of Advisory Agreement between WT Investment Trust
                        I, on behalf of the Mid Cap Series, the Socially Responsible Series and the Science and Technology Series, and Roxbury Capital Management LLC to be filed by amendment.

            (e)         Distribution Agreement with Provident Distributors, Inc.
                        dated November 1, 1999 filed herewith.

            (f)         None.

            (g)  (i)    Custody Agreement with Wilmington Trust Company.(1) (ii)
                        Form of Sub-Custody Agreement between WT Investment
                        Trust I on behalf of the International Multi-Manager
                        Series and Bankers Trust Company.(4)

            (h)  (i)    Form of Transfer Agency Agreement with PFPC Inc. filed
                        herewith.
                 (ii)   Form of Administration and Accounting Services Agreement
                        with PFPC Inc. filed herewith.

            (i)         Opinion of Pepper Hamilton LLP to be filed by amendment.

            (j)         Not applicable.

            (k)         Not applicable.

            (l)         Not applicable.

            (m)  (i)    Form of Plan of Distribution Pursuant to Rule 12b-1 for
                        the Roxbury Portfolios to be filed by amendment.
                 (ii)   Form of Plan of Distribution Pursuant to Rule 12b-1 for
                        the Wilmington Portfolios.(5)

            (n)         Not applicable.

            (o)  (i)    Form of Plan Pursuant to Rule 18f-3.(5)

            (p)         Code of Ethics to be filed by amendment.

(1) Previously filed with the Securities and Exchange Commission on Form N-1A on July 25, 1994 and incorporated herein by reference.

(2) Previously filed with the Securities and Exchange Commission with Pre-Effective Amendment No. 1 on Form N-1A of November 29, 1994 and is incorporated herein by reference.

(3) Previously filed with the Securities and Exchange Commission with Post-Effective Amendment No. 6 on Form N1-A on September 30, 1998 and incorporated herein by reference.

(4) Previously filed with the Securities and Exchange Commission with Post-Effective Amendment No. 8 on Form N1-A on August 12, 1999 and incorporated herein by reference.

(5) Previously filed with the Securities and Exchange Commission with Post-Effective Amendment No. 10 on Form N1-A on November 1, 1999 and incorporated herein by reference.

Item 24. Persons controlled by or under common control with the Fund.

      None.

Item 25. Indemnification.

Reference is made to Article VII of the Registrant's Agreement and Declaration of Trust (Exhibit 23(a)(1)) and to Article X of the Registrant's By-Laws (Exhibit 23(b)), which are incorporated herein by reference. Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:

"Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

Item 26. Business and Other Connections of Investment Advisers.

(i) Wilmington Trust Company ("WTC"), a Delaware corporation, serves as investment adviser to the Large Cap Core, Small Cap Core,
      Short/Intermediate, Intermediate Bond, Municipal Bond, and International Multi Manager Series of the Fund. It currently manages large institutional accounts and collective investment funds.

The directors and principal executive officers of WTC have held the following positions of a substantial nature in the past two years:

                            Business or Other Connections of Principal Executive
Name                        Officers and Directors of WTC
--------------------------------------------------------------------------------

Carolyn S. Burger           Principal, CB Associates, Inc.; Director, PJM
                            Interconnection, L.L.C. & Rodel, Inc.

Ted T. Cecala               Chairman and Chief Executive Officer, Wilmington
                            Trust Corporation and Wilmington Trust Company

Richard R. Collins          Retired President and Chief Operating Officer,
                            American Life Insurance Company

Charles S. Crompton, Esq.   Attorney, Partner, Potter Anderson & Corroon (law
                            firm)

H. Stewart Dunn, Jr., Esq.  Attorney, Partner, Ivins, Phillips & Barker (law
                            firm)

Edward B. du Pont           Private investor; Director, E. I. du Pont de Nemours
                            and Company, Incorporated; Retired Chairman,
                            Atlantic Aviation Corporation

R. Keith Elliott            Director, Chairman, President and Chief Executive
                            Officer, Hercules Incorporated; Director, PECO
                            Energy and Computer Task Group

Robert V. A. Harra, Jr.     President, Chief Operating Officer and Treasurer,
                            Wilmington Trust Corporation and Wilmington Trust
                            Company

Andrew B. Kirkpatrick       Of Counsel to, Morris, Nichols, Arsht & Tunnell (law
                            firm)

RexL.Mears                  President of Ray L. Mears & Sons, Inc. (farming
                            corporation)

Walter D. Mertz             Retired Senior Vice President, Wilmington Trust
                            Corporation and Wilmington Trust Company; Associate
                            Director

Hugh E. Miller              Retired Executive, Formerly Vice Chairman, ICI
                            Americas, Inc.; was with parent Imperial Chemicals
                            Industries PLC for 20 years until 1990 including management positions in the United States and Europe; Chairman and Director, MGI PHARMA, Inc.

Stacey J. Mobley            Senior Vice President of Communications, E. I. Du
                            Pont de Nemours and Company, Incorporated

G. Burton Pearson           Retired Senior Vice President of Wilmington Trust
                            Corporation and Wilmington Trust Company; Associate
                            Director

Leonard W. Quill            Formerly Chairman and Chief Executive Officer,
                            Wilmington Trust Corporation and Wilmington Trust
                            Company

David P. Roselle            President, University of Delaware

H. Rodney Sharp, III        Retired Manager, E. I. Du Pont de Nemours and
                            Company; Director, E. I. Du Pont de Nemours and
                            Company

Thomas P. Sweeney, Esq.     Attorney, Partner, Richards, Layton & Finger (law
                            firm)

Mary Jornlin Theisen        Former New Castle County Executive

Robert W. Tunnell, Jr.      Managing Partner of Tunnell Companies, L.P., owner
                            and developer of real estate

(ii) Rodney Square Management Corporation ("RSMC"), a Delaware corporation, serves as investment adviser to the Prime Money Market, U.S. Government, Tax Exempt and Premier Money Market Series of the Fund. RSMC is a wholly owned subsidiary of Wilmington Trust Company, also a Delaware corporation, which in turn is wholly owned by Wilmington Trust Corporation. Information as to the officers and directors of RSMC is included in its Form ADV filed on March 11, 1987 with the Securities and Exchange Commission File No. 801-22071 and is incorporated by reference herein.

(iii) Cramer Rosenthal McGlynn LLC ("CRM") serves as investment adviser to the Large Cap Value, Small Cap Value and Mid Cap Value Series of the Fund. Information as to the officers and directors of CRM is included in its Form ADV filed with the Securities and Exchange Commission and most recently supplemented on March 26, 1999. The Form ADV, File No. 801-55244 is incorporated by reference herein.

(iv) Roxbury Capital Management LLC ("Roxbury") serves as investment advisor to the Large Cap Growth Series, Mid Cap Series, Socially Responsible Series and Science and Technology Series of the Fund. Information as to the officers and directors of Roxbury is included in its Form ADV filed with the Securities and Exchange Commission and most recently supplemented on April 12, 1999. The Form ADV, File No. 801-55521 is incorporated by reference.

Item 27 Principal Underwriter. Investment companies for which Provident Distributors, Inc. also serves as principal underwriter:

      (a) International Dollar Reserve Fund I, Ltd. Provident Institutional Funds Trust
            Columbia Common Stock Fund, Inc.
            Columbia Growth Fund, Inc.
            Columbia International Stock Fund, Inc.
            Columbia Special Fund, Inc.
            Columbia Small Cap Fund, Inc.
            Columbia Real Estate Equity Fund, Inc.
            Columbia Balanced Fund, Inc.
            Columbia Daily Income Company
            Columbia U.S. Government Securities Fund, Inc. Columbia Fixed Income Securities Fund, Inc. Columbia Municipal Bond Fund, Inc.
            Columbia High Yield Fund, Inc.
            Columbia National Municipal Bond Fund, Inc.
            GAMNA Series Funds, Inc.
            WT Investment Trust
            Kalmar Pooled Investment Trust
            The RBB Fund, Inc.
            Robertson Stephens Investment Trust
            HT Insight Funds, Inc.
            Harris Insight Funds Trust
            Hilliard-Lyons Research Trust
            Warburg Pincus Trust
            ABN AMRO Funds
            Alleghany Funds
            BT Insurance Funds Trust
            First Choice Funds Trust
            Forward Funds, Inc.
            IAA Trust Asset Allocation Fund, Inc.
            IAA Trust Growth Fund, Inc.
            IAA Trust Tax Exempt Bond Fund, Inc.
            IAA Trust Taxable Fixed Income Series Fund, Inc.
            IBJ Funds Trust
            Light Index Funds, Inc.
            LKCM Funds
            Matthews International Funds
            McM Funds
            Metropolitan West Funds
            New Covenant Funds, Inc.
            Pictet Funds
            Smith Breeden Series Funds
            Smith Breeden Trust
            Stratton Growth Fund, Inc.
            Stratton Monthly Dividend REIT Shares, Inc.
            The Stratton Funds, Inc.
            The Galaxy Fund
            The Galaxy VIP Fund
            Galaxy Fund II
            The Govett Funds, Inc.
            Trainer, Wortham First Mutual Funds
            Undiscovered Managers Funds
            Wilshire Target Funds, Inc.
            Weiss, Peck & Greer Funds Trust
            Weiss, Peck & Greer International Fund
            WPG Growth and Income Fund
            WPG Growth Fund
            WPG Tudor Fund
            RWB/WPG U.S. Large Stock Fund
            Tomorrow Funds Retirement Trust

            The BlackRock Funds, Inc. (Distributed by BlackRock Distributors, Inc. a wholly owned subsidiary of Provident Distributors, Inc.)

            Northern Funds Trust and Northern Institutional Funds Trust (Distributed by Northern Funds Distributors, LLC. a wholly owned subsidiary of Provident Distributors, Inc.)

            The Offit Investment Fund, Inc. (Distributed by Offit Funds Distributor, Inc. a wholly owned subsidiary of Provident Distributors, Inc.)

            The Offit Variable Insurance Fund, Inc. (Distributed by Offit Funds Distributor, Inc. a wholly owned subsidiary of Provident Distributors, Inc.)

      (b) Reference is made to the caption "Distribution Arrangements" in the Prospectuses constituting Part A of this Registration Statement. The information required by this Item 27 with respect to each director of the underwriter is incorporated by reference to the Form BD filed by the Underwriter with the Securities and Exchange Commission pursuant to the Securities Exchange Act of 1934, as amended under the File Number indicated:

            Provident Distributors, Inc.          SEC File No. 8-46564


Item 28. Locations of Accounts and Records

All accounts and records are maintained by the Registrant, or on its behalf by the Fund's administrator, transfer agent, dividend paying agent and accounting services agent, PFPC, Inc., 400 Bellevue Parkway, Wilmington, DE 19809.

Item 29. Management Services.

There are no management-related service contracts not discussed in Part A or Part B.

Item 30. Undertakings.

None.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 11 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Wilmington, state of Delaware on the 11th day of August, 2000.

                                        WT MUTUAL FUND

                                        BY:/s/ Robert J. Christian, President
                                           --------------------------------
                                           Robert J. Christian, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                   Title              Date
---------                                   -----              ----

/s/ Robert J. Christian              Trustee, President        August 11, 2000
---------------------------
Robert J. Christian

/s/ John J. Quindlen *                     Trustee             August 11, 2000
---------------------------
John J. Quindlen

/s/ Robert H. Arnold *                     Trustee             August 11, 2000
---------------------------
Robert H. Arnold

/s/ Nicholas A. Giordano *                 Trustee             August 11, 2000
---------------------------
Nicholas A. Giordano

/s/ Pat Colletti                          Treasurer            August 11, 2000
---------------------------
Pat Colletti

/s/ Eric Brucker *                         Trustee             August 11, 2000
---------------------------
Eric Brucker

/s/ Louis Klein, Jr. *                     Trustee             August 11, 2000
---------------------------
Louis Klien, Jr.

/s/ Clement C. Moore, II *                 Trustee             August 11, 2000
---------------------------
Clement C. Moore, II

/s/ William P. Richards *                  Trustee             August 11, 2000
---------------------------
William P. Richards

By: /s/ Robert J. Christian
---------------------------
Robert J. Christian
Attorney-in-Fact

EXHIBIT NO.          EXHIBIT INDEX
-----------          --------------

23 (e) Distribution Agreement with Provident Distributors, Inc. dated November 1, 1999 filed herewith.

23 (h) (i)  Form of Transfer Agency Agreement with PFPC Inc. filed herewith.

       (ii) Form of Administration and Accounting Services Agreement with PFPC Inc. filed herewith.